Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549


RE:  Midland National Life Separate Account A
     File Number 333-14061


Commissioners:

Enclosed for filing is a complete copy, including exhibits, of Post-Effective Amendment Number 1 to the above referenced Form
S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Product Implementation

VUL3CVR.TXT

                                             Registration No. 333-14061
                                             POST-EFFECTIVE AMENDMENT NO. 1

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM S-6
                              --------

              FOR REGISTRATION UNDER THE SECURITIES ACT
              OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A
              ________________________________________
                         (Exact Name of Trust)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)
                           One Midland Plaza
                         Sioux Falls, SD 57193
               (Address of Principal Executive Office)
                       _________________________
    Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193

          (Name and Address of Agent for Service of Process)

                               Copy to:

                         Frederick R. Bellamy
                     Sutherland, Asbill & Brennan, L L P
                    1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b)
        _X_  on May 01, 1998 pursuant to paragraph (b)
        ___  60 days after filing pursuant to paragraph (a) (i)
        ___  on _________________ pursuant to paragraph (a) (i) of Rule 485

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    ----------------------------------------------------------------------


S6CVRVL3.TXT

                       CROSS REFERENCE TO ITEMS REQUIRED
                                BY FORM N-8B-2

    Item No. of
    Form N-8B-2                        Caption in Prospective

         1.              Cover Page
         2.              Cover Page
         3.              Not Applicable
         4.              Midland's Sales And Other Agreements
         5.              Midland National Life Insurance Company; Our Separate
                           Account And Its Investment Divisions
         6.              Our Separate Account And Its Investment Divisions
         7.              Not Applicable
         8.              Not Applicable
         9.              Legal Proceedings
        10.              Summary; Our Separate Account And Its Investment
                           Divisions; Your Right To Examine The Policy;
                           Withdrawing Money From Your Contract Fund;
                           Surrendering Your Policy for Its Net Cash Surrender Value; Death Benefits; The Fund; Transfers Of Contract Fund Value Among Investment Divisions; Your Policy May Lapse; You May Reinstate Your Policy; Right To Change How We Operate Our Separate
                           Account; Flexible Premium Payments; Maturity
                           Benefits; Your Contract Fund Value; Borrowing From Your Payment Options; Additional Benefits May Be Available
        11.              Summary; The Funds; Investment Policies Of The Funds'
                           Portfolios
        12.              Summary; The Funds
        13.              Summary; Deductions And Charges
        14.              Summary; Policy Periods, Anniversaries
        15.              Summary; Flexible Premium Payments
        16.              Our Separate Account Investment Choices
        17.              Summary; Withdrawing Money From Your Contract Fund;
                           Surrendering Your Policy For Its Net Cash
                           Surrender Value; Your Right To Examine The Policy
        18.              The Funds; Flexible Premium Payments
        19.              Our Reports To Contractowners; Separate Account Voting
                           Rights
        20.              Not Applicable
        21.              Borrowing From Your Contract Fund; How To Request A
                           Loan; Policy Loan Interest; When Interest Is Due; Repaying The Loan; The Effects Of A Policy Loan On Your Contract Fund
        22.              Not Applicable
        23.              Additional Information
        24.              Limits On Our Right To Challenge The Policy
        25.              Midland National Life Insurance Company
        26.              Not Applicable
        27.              Midland National Life Insurance Company
        28.              Management Of Midland
        29.              Our Parent

        30.              Not Applicable
        31.              Not Applicable
        32.              Not Applicable
        33.              Not Applicable
        34.              Not Applicable
        35.              Midland's Sales And Other Agreements
        36.              Not Applicable
        37.              Not Applicable
        38.              Midland's Sales And Other Agreements
        39.              Midland's Sales And Other Agreements
        40.              Not Applicable
        41.              Midland's Sales And Other Agreements
        42.              Not Applicable
        43.              Not Applicable
        44.              Flexible Premium Payments
        45.              Not Applicable
        46.              Withdrawing Money From Your Contract Fund;
                           Surrendering Your Policy For Its Net Cash Surrender Value
        47.              The Funds
        48.              Not Applicable
        49.              Not Applicable
        50.              We Own The Assets Of Our Separate Account
        51.              Cover Page; Summary; Death Benefits; Deductions And
                           Charges; Your Beneficiary
        52.              The Funds
        53.              Not Applicable
        54.              Not Applicable
        55.              Not Applicable
        56.              Not Applicable
        57.              Not Applicable
        58.              Not Applicable
        59.              Financial Statements

XREFER.TXT

Flexible Premium Variable Life Insurance Contract
(Variable Universal Life 3)

Issued By:
Midland National Life Insurance Company
One Midland Plaza, Sioux Falls, SD 57193,
(605) 335-5700

This prospectus describes Variable Universal Life 3, an individual flexible premium variable life insurance contract issued by Midland National Life Insurance Company (Midland). We have designed
Variable Universal Life 3 to provide insurance coverage with flexibility in death benefits and premiums. Variable Universal Life 3 can also provide substantial cash build-up.

   This prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.

Variable Universal Life 3 pays a death benefit if the Insured Person dies while the contract is still in effect. You may choose Option 1, a fixed death benefit that equals the Specified Amount, or Option 2, a variable death benefit that equals the Specified Amount plus the value of your Contract Fund. A death benefit equal to a percentage of the Contract Fund on the day the Insured Person dies will be paid if that benefit would be greater.

You may borrow against Your contract, withdraw part of the Net Cash Surrender Value, or completely surrender Your contract for its Net Cash Surrender Value.

After the sales charge, a premium tax charge and any per premium expense charge is deducted, Your net premiums are put in Your Contract Fund. You may allocate Your Contract Fund to Our General Account or up to ten of the investment divisions of Our Separate Account A.

We invest each of the investment divisions of Our Separate Account in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund (VIP), Fidelity's Variable Insurance Products Fund II (VIP II), Fidelity's Variable Insurance Products Fund III (VIP III), or the American Century Variable Portfolios, Inc. (American Century
VP) (collectively called the "Funds"), mutual funds with a choice of portfolios.

The prospectuses for the Funds, which accompany this prospectus, describes the investment objectives, policies, and risks of the Funds' portfolios associated with the seventeen divisions of Our Separate Account A.

   VIP Money Market Portfolio
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio
VIP II Asset Manager Portfolio
VIP II Contrafund Portfolio
VIP II Asset Manager: Growth Portfolio
VIP II Index 500 Portfolio
VIP III Growth & Income Portfolio
VIP III Balanced Portfolio
VIP III Growth Opportunities Portfolio
American Century VP Capital Appreciation Portfolio
American Century VP Value Portfolio
American Century VP Balanced Portfolio
American Century VP International Portfolio

   VIP Money Market Portfolio, VIP High Income Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio, VIP II Asset Manager Portfolio, VIP II Investment Grade Bond Portfolio, VIP II Contrafund Portfolio, VIP II Asset Manager: Growth Portfolio, VIP II Index 500 Portfolio, VIP III Growth & Income Portfolio, VIP III Balanced Portfolio, VIP III Growth Opportunities Portfolio, American Century VP Capital Appreciation Portfolio, American
Century VP Value Portfolio, American Century VP Balanced
Portfolio, and American Century VP International Portfolio.

An investment in the portfolios, including the VIP Money Market
Portfolio, is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the VIP Money Market Portfolio will be able to maintain a stable net asset value.

You bear the investment risk of this contract for all amounts allocated to Our Separate Account A. To the extent that Your Contract Fund is in Separate Account A, the value of Your Contract Fund will vary with the investment performance of the corresponding portfolios of the Funds; there is no minimum guaranteed cash value for amounts allocated to the investment divisions of Our Separate Account. Your Contract Fund will also reflect deductions for the cost of insurance and expenses and increases for additional premium payments. You may incur a Surrender Charge if You surrender Your contract or allow it to lapse.

After the first premium, You may decide how much Your premium payments will be and how often You wish to make them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a modified endowment contract. If it is a modified endowment contract, loans and withdrawals may result in more adverse tax consequences than would apply if the contract was not a modified endowment contract.

You have a limited right to examine this contract and return it to Us for a refund.

   Replacing your existing insurance or, if You already own a flexible premium variable insurance contract, acquiring additional insurance through the contract described in this prospectus, may not be to your advantage.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION NOR HAS THE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

   PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE
CONTRACT BEING OFFERED TO YOU, AND KEEP IT FOR
FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY
WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND,
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II,
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND III,
AND AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

The date of this prospectus is May 1,    19981997.


Table of Contents


Definitions
PART 1: SUMMARY
FEATURES OF VARIABLE UNIVERSAL LIFE 3
INVESTMENT CHOICES OF VARIABLE UNIVERSAL LIFE 3
DEDUCTIONS AND CHARGES
USING YOUR CONTRACT FUND
ADDITIONAL INFORMATION ABOUT VARIABLE UNIVERSAL
LIFE 3
PART 2: DETAILED INFORMATION ABOUT VARIABLE
UNIVERSAL LIFE 3
THE COMPANY THAT ISSUES VARIABLE UNIVERSAL LIFE 3

Midland National Life Insurance Company
Our Parent

THE FEATURES OF VARIABLE UNIVERSAL LIFE 3

How Variable Universal Life 3 Differs From Whole Life Insurance
Death Benefits
Maturity Benefit
Changes In Variable Universal Life 3
Changing The Specified Amount of Insurance
Automatic Benefit Increase Provision
Changing Your Death Benefit Option
When Contract Changes Go Into Effect
Flexible Premium Payments
Premium Provisions During The Minimum Premium Period
Premium Provisions Beyond The Minimum Premium Period
Allocation of Premiums
Additional Benefits May Be Available

SEPARATE ACCOUNT INVESTMENT CHOICES
Our Separate Account And Its Investment Divisions
The Funds
Investment Policies Of The Funds' Portfolios
We Own The Assets Of Our Separate Account
Our Right To Change How We Operate Our Separate Account

DEDUCTIONS AND CHARGES
Charges Against The Separate Account
Charges In The Funds
Deductions From Your Premiums
Deductions From Your Contract Fund
Transaction Charges
How Contract Fund Charges Are Allocated
Surrender Charge

YOUR CONTRACT FUND VALUE
Amounts In Our Separate Account
How We Determine The Accumulation Unit Value

CONTRACT FUND TRANSACTIONS
Changing Your Premium And Deduction Allocation Percentages
Transfers Of Contract Fund Value
Dollar Cost Averaging.
Borrowing From Your Contract Fund
How To Request A Loan
Contract Loan Interest
When Interest Is Due
Repaying The Loan
The Effects Of A Contract Loan On Your Contract Fund
Your Contract May Lapse
Withdrawing Money From Your Contract Fund
Withdrawal Charges
The Effects Of A Partial Withdrawal
Surrendering Your Contract For Its Net Cash Surrender Value

THE GENERAL ACCOUNT
Amounts In The General Account
Adding Interest To Your Amounts In The General Account
Transfers

ADDITIONAL INFORMATION ABOUT VARIABLE
UNIVERSAL LIFE 3
Your Right To Examine The Contract
Your Contract Can Lapse
You May Reinstate Your Contract
Contract Periods, Anniversaries
Application for Insurance
Maturity Date

TAX EFFECTS
Contract Proceeds
Possible Charge for Midland's Taxes
Other Tax Considerations

PART 3: ADDITIONAL INFORMATION
YOUR VOTING RIGHTS AS AN OWNER
Fund Voting Rights
How We Determine Your Voting Shares
Voting Privileges Of Participants In Other Companies

OUR REPORTS TO CONTRACTOWNERS

LIMITS ON OUR RIGHT TO CHALLENGE THE CONTRACT

YOUR PAYMENT OPTIONS

YOUR BENEFICIARY

ASSIGNING YOUR CONTRACT

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

DIVIDENDS

MIDLAND'S SALES AND OTHER AGREEMENTS
Sales Agreements

REGULATION
Year 2000 Compliance Issues

DISCOUNT FOR MIDLAND EMPLOYEES

LEGAL MATTERS

LEGAL PROCEEDINGS

FINANCIAL AND ACTUARIAL

ADDITIONAL INFORMATION
Management of Midland
Appendix
Financial Statements



   This prospectus generally describes only the variable portion of the Contract, except where the General Account is specifically mentioned.

Replacing your existing insurance or, if You already own a flexible premium variable insurance contract, acquiring additional insurance through the contract described in this prospectus, may not be to your advantage.

PLEASE READ THIS PROSPECTUS FOR DETAILS ON THE
CONTRACT BEING OFFERED TO YOU, AND KEEP IT FOR
FUTURE REFERENCE. THIS PROSPECTUS IS VALID ONLY
WHEN ACCOMPANIED BY CURRENT PROSPECTUSES FOR
THE FUNDS.


Definitions
Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured Person on his/her birthday which immediately precedes the Contract Date.

Attained Age means the age of the Insured Person on his/her birthday preceding a Contract Anniversary date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the Insured Person dies.

Business Day means any day We are open AND the New York Stock Exchange is open for trading. The holidays which we are closed but the New York Stock Excchange is open are the day after Thanksgiving, and Christmas Eve Day. These days along with the days the New York Stock Exchange is not open for trading will not be counted as Business Days.

Contract Fund means the total amount of monies in Our Separate
Account A attributable to Your in force contract. It also includes monies in our General Account for Your contract.

Cash Surrender Value means the Contract Fund on the date of surrender, less any Surrender Charges.

   Contract Anniversary: The same month and day of the Contract Date in each year following the Contract Date.

Contract Date means the date from which Contract Anniversaries and Contract Years are determined.

Contract Month means a month that starts on a Monthly Anniversary and ends on the following Monthly Anniversary.

Contract Year means a year that starts on the Contract Date or on each anniversary thereafter.

Death Benefit means the amount payable under Your contract when the Insured Person dies.

   Minimum Premium Period is to Attained Age 70 or 5 years from the Contract Date if later.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate Account A on the Contract Date or as later changed by us. The Funds available as of the date of the prospectus are Fidelity's Variable Insurance Products Fund (VIP), Fidelity's Variable Insurance Products Fund II (VIP II), Fidelity's Variable Insurance Products Fund III (VIP III), and the American Century Variable Portfolios, Inc. (American Century VP).

Home Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in Specified Amount, or other such action regarding Your contract.

The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

In Force means the Insured Person's life remains insured under the terms of the contract.

Insured Person means the person whose life is insured by the contract. Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified Portfolio of the Fund. Maturity Date initially set at the date on which the Insured Person reaches Attained Age 100. However, this date may be extended if doing so will not result in adverse tax consequences.

   Minimum Premium Period: For all contracts except those issued in Massachusetts or Pennsylvania, this is the period of time beginning on the Contract date and ending on the later of attained age 70 or five years from the Contract Date. For contracts issued in Pennsylvania where the issue age is 50 or younger, this period of time is for 20 years from the Contract Date. For contracts issued in Massachusetts, this period of time is for 5 years from the Contract Date.

Monthly Anniversary means the day of each month that has the same numerical date as the Contract Date.

Net Cash Surrender Value means the Cash Surrender Value less any outstanding contract loan.

Net Premium means the premium paid less any deduction for premium taxes, less any deduction for the sales charge and less any per premium expenses.

Record Date means the date the contract is recorded on Our books as an In Force contract.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the contract.

Specified Amount means the face amount of the contract which is the minimum death benefit payable under the contract.

Surrender Charges means a charge made only upon surrender of the contract. It includes a charge for sales related expenses and issue related expenses.

PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean Midland National Life Insurance Company.

"You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "Insured Person", because the Insured Person and the Owner may not be the same.

The following summary is qualified in its entirety by the detailed information appearing later in this prospectus. This summary must be read in conjunction with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is in force and that there is no outstanding contract loan.

FEATURES OF VARIABLE UNIVERSAL LIFE 3

Insurance Benefit Options

Variable Universal Life 3 offers insurance on the life of the Insured Person. We will pay a death benefit when the Insured dies while the contract is in force. We pay a maturity benefit in lieu of a death benefit when the Insured Person reaches the Maturity Date. Two death benefit options are available:

The Option 1 death benefit equals the Specified Amount of the insurance contract.

The Option 2 death benefit equals the Specified Amount of the contract, plus the value of the Contract Fund.

Provisions in the Federal tax law may require the benefit to be even greater. A death benefit equal to a percentage multiple of the Contract Fund on the day the Insured Person dies will be paid if that benefit would be greater. See "Death Benefits" on page 9.

We will deduct any outstanding loans or unpaid charges before paying any benefits. Proceeds may be paid in a lump sum or under a variety of payment plans. The length of time Your contract will remain in force depends on the amount of Your Net Cash Surrender Value and, during the Minimum Premium Period, the amount of premiums You have paid.

The minimum Specified Amount is    generally     $50,000. For Insured
Persons age 0 to 14 at issue, the minimum Specified Amount is $25,000. For Insured Persons age 20 to 44 at issue and in the preferred non-smoker rate class the minimum Specified Amount is $100,000.

Your Contract Fund

Your Contract Fund is established after We receive Your first premium payment. After We deduct the sales charge, a premium tax charge and any per premium expenses from Your premiums, We put the balance into Your Contract Fund.

Your Contract Fund reflects the amount and frequency of premium payments, deductions for the cost of insurance and expense charges, the investment experience of amounts allocated to Our Separate Account, interest earned on amounts allocated to the General Account, loans, and partial withdrawals. You bear the investment risk under Variable Universal Life 3 as the value of Your Contract Fund will vary according to the investment experience of the divisions of Our Separate Account You have selected. There is no minimum guaranteed Contract Fund value with respect to any amounts allocated to the Separate Account. See "YOUR CONTRACT FUND VALUE" on page 19.

Contract Changes
You may change the death benefit option You have chosen. You may also increase or decrease the Specified Amount of Your contract, within limits.

Flexible Premium Payments
You may pay premiums whenever You want, in whatever amount You want, within certain limits. We require an initial minimum premium based on the age and sex of the Insured Person and the Specified
Amount of the contract.

You will also choose a planned periodic premium. You need not pay premiums of any set amount or according to the planned schedule or any other set schedule, but You may have to make additional premium payments to keep Your contract in force because payment of the planned premiums does not ensure that Your contract will remain in force. However, You have the option of ensuring that Your contract stays in force during the Minimum Premium Period by paying premiums equal to the accumulated minimum premium amounts.
Beyond the Minimum Premium Period, additional premiums may be required to keep the contract in force. See "Flexible Premium Payments" on page 11.

Additional Benefits May Be Available
You may choose to include additional benefits in the contract by rider. These benefits may include an accidental death benefit, life insurance for additional insured persons, life insurance for children, family life insurance coverage, a monthly disability benefit, a disability waiver benefit to waive the cost of monthly deductions, and an accelerated death benefit in the event of a terminal illness. Any cost of additional benefits will be deducted monthly from Your Contract Fund. See "Additional Benefits May Be Available" on page 13.

INVESTMENT CHOICES OF VARIABLE UNIVERSAL LIFE 3

You may allocate amounts in Your Contract Fund to either our
General Account, which pays interest at a declared rate, or up to ten of the investment divisions of Our Separate Account. Each of these investment divisions invests in shares of a corresponding portfolio of Fidelity's Variable Insurance Products Fund, Fidelity's Variable
Insurance Products Fund II, Fidelity's Variable Insurance Products
Fund III, or the American Century Variable Portfolios, Inc., "series"
type mutual funds. The portfolios have different investment objectives.
Fidelity Management & Research Company    managesreceives fees
from     the VIP, VIP II and VIP III portfolios    for providing investment
management services    , and American Century Investment
Management, Inc.    managesreceives fees     from the American Century
   VP PortfoliosVariable Portfolios for providing investment management services. These fees are taken monthly in proportion to the average daily net assets of each portfolio throughout the month.
They receive fees from the portfolios for these services.

For a full description of the Funds, see the Funds' prospectus, which accompany this prospectus. See "The Funds" on page 14. The current
investment divisions which invest in    pP    ortfolios of Fidelity's
Variable Insurance Products Fund are:

VIP Money Market Portfolio
VIP High Income Portfolio
VIP Equity-Income Portfolio
VIP Growth Portfolio
VIP Overseas Portfolio

The current investment divisions which invest in    pP    ortfolios of
Fidelity's Variable Insurance Products Fund II are:

VIPII Asset Manager Portfolio
VIPII Investment Grade Bond Portfolio
VIPII Contrafund Portfolio
VIPII Asset Manager: Growth Portfolio
VIPII Index 500 Portfolio

The current investment divisions which invest in Portfolios of Fidelity's Variable Insurance Products Fund III are:

VIPIII Growth & Income Portfolio
VIPIII Balanced Portfolio
VIPIII Growth Opportunities Portfolio

The current investment divisions which invest in Portfolios of the American Century Variable Portfolios, Inc. are:

Capital Appreciation Portfolio
Value Portfolio
Balanced Portfolio
International Portfolio

Each portfolio charges a different investment advisory fee.The VIP,
VIP II, and VIP III Funds also charge an amount for other operating
expenses. The total expenses    (as a percentage of assets)     for the year
ending December 31,    19971996     are shown in the table below.

Portfolio                               Total Expenses
VIP Money Market                            .31%.30%
VIP High Income                             .71%
VIP Equity-Income(1)                        .58%
VIP Growth(1)                               .69%
VIP Overseas(1)                             .92%.93%
VIP II Investment Grade Bond                .58%
VIP II Asset Manager(1)                     .65%.74%
VIP II Index 500 Portfolio(2)               .28%
VIP II Contrafund(1)                        .71%.74%
VIP II Asset Manager: Growth(1)             .77%.87%
VIP III Balanced(1)                         .61%.72%
VIP III Growth Opportunities(1)             .74%.77%
VIP III Growth & Income                     .70%1.00%
American Century VP Capital Appreciation   1.00%
American Century VP Balanced               1.00%
American Century VP Value                  1.00%
American Century VP International          1.50%

   (1) A portion of the brokerage commissions the portfolio paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:

VIP Equity-Income               0.57%
VIP Growth                      0.67%
VIP Overseas                    0.90%
VIP II Asset Manager            0.64%
VIP II Contrafund               0.68%
VIP II Asset Manager: Growth    0.76%
VIP III Balanced                0.60%
VIP III Growth Opportunities    0.73%

(2) The portfolio's expenses were voluntarily reduced by the Fund's investment advisor. Absent reimbursement, the total expenses for the VIP II Index 500 would have been 0.40%.

See "Investment Policies Of The Funds' Portfolios" on page 14,
"Charges In The Funds" on page 16, and "THE GENERAL
ACCOUNT" on page 23.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a sales charge of 4% from each premium payment. This charge is to partially reimburse Us for the cost incurred in selling and distributing this contract. A charge for any applicable premium taxes is deducted from each premium payment. The current premium tax
   charge     We take is 2.5%.    If the premium tax We incur on any premium
is less than 2.5%, We may reduce the charge for premium taxes on that
premium.     We may increase this charge at any time if Our premium tax expenses increase. We reserve the right to vary this charge by state.
A charge of $.46 is also deducted from each premium payment if you have elected to pay premiums by Civil Service Allotment. See
Deductions From Your Premiums on page 17.

Deductions From Your Contract Fund

Certain amounts are deducted from Your Contract Fund each month.
These are:

an expense charge of $7.00 each month (currently We plan to make this deduction for the first 15 contract years only).

a cost of insurance charge, which is based on the Insured Person's attained age and sex, risk class, and the amount of insurance You are buying, and a charge for additional benefits, if any.

We guarantee that the insurance deductions from Your Contract Fund will never be more than the maximum amounts shown in Your contract.

In addition, We make charges when You:

make a partial withdrawal of Net Cash Surrender Value more than once in a contract year.

make more than twelve transfers a year between investment divisions.
   On a current basis an unlimited number of transfers are allowed without a charge. We currently waive this charge.

See "Deductions From Your Contract Fund" on page 17.

Deductions From The Separate Account

We make a charge at an effective annual rate of 0.90% of the value of the assets of Our Separate Account for certain mortality and expense
risks We assume.    On a current basis, We currently intend     to reduce
this charge to 0.50% after the tenth Contract Year,    but there is no
guarantee We will do so.     See "Charges Against The Separate Account"
on page 16.

Charges In The Funds
The Funds make a charge for managing investments and providing services. See Charges In The Funds on page 16.

Surrender Charges
The Surrender Charge is made up of two pieces: The Deferred Sales
Charge and the Deferred Issue Charge. The Deferred Sales Charge is to partially reimburse Us for the cost We incur in selling and distributing this contract. The Deferred Issue Charge is to reimburse Us for underwriting and other costs We have when We issue the contract. We do not expect to profit from these charges.

During the first 15 years, We will subtract a Surrender Charge from Your Contract Fund if You give up Your contract for its Net Cash
Surrender Value, or let Your contract lapse at the end of a grace period.

The Deferred Sales Charge is based on the premiums You have paid:
26% of any premium payment in the first two contract years up to one guideline annual premium.

5% of all other premium payments.

This sum cannot exceed 5%  times the guideline annual premium times
the lesser of 20 or the    number of years in     the Insured Person's life
expectancy. The sum is multiplied by a percentage - 100% for the first ten years, decreasing to 0% after the fifteenth year. The amount of the Deferred Sales Charge You pay depends on the amount of premiums
You pay, when You pay Your premiums and when You surrender or lapse Your contract. You will not incur any Deferred Sales Charge, regardless of the amount and timing of premiums if You keep this contract in force for fifteen years.

The Deferred Issue Charge is a fixed schedule per thousand dollars of Specified Amount starting at $3.00 per thousand for the first ten years, decreasing to zero after the fifteenth year. This discussion of the Deferred Sales Charge and the Deferred Issue Charge assumes no changes in Specified Amount. See "Surrender Charge" on page 18.

USING YOUR CONTRACT FUND

Transfers

You may transfer amounts in Your Contract Fund between the General Account and the investment divisions of the Separate Account, and among the investment divisions of the Separate Account. Transfers take effect on the date We receive Your request. We require minimum amounts for each transfer, usually $200. Currently, We allow unlimited transfers without a charge. However, We reserve the right to assess a $25 charge after the twelfth transfer in a Contract Year. There are other limitations on transfers to and from the General Account. See "Transfers Of Contract Fund Value" on page 20.

Surrendering Your Contract

Variable Universal Life 3 has a Cash Surrender Value, which is the difference between the value of Your Contract Fund and any Surrender Charge which applies during the first 15 Contract Years. If You surrender the contract for cash, We will pay You the Net Cash Surrender Value, which is the Cash Surrender Value less any outstanding loan and loan interest due. See "Surrendering Your Contract For Its Net Cash Surrender Value" on page 23.

Borrowing Against Your Contract

You may borrow a total amount up to 92% of the Cash Surrender
Value, using Your contract as security for the loan. A minimum loan amount, usually $200, will be stated in Your contract. Contract loan interest accrues daily at a rate adjusted annually. See "Borrowing From Your Contract Fund" on page 21. Contract loan interest is not deductible on Contracts owned by an individual.

It should be noted, however, that loans taken from, or secured by, a contract may have Federal tax consequences. See "TAX EFFECTS" on Page 25.

Withdrawing Cash From Your Contract Fund

You may make a partial withdrawal from Your Contract Fund. The current minimum for Your withdrawal is $200. The maximum withdrawal You can make is 50% of the Net Cash Surrender Value. Your withdrawal is subject to certain other requirements. A charge (currently $25 or 2 percent of the amount withdrawn, whichever is less) will be deducted from Your Contract Fund if You make more than one withdrawal in a Contract Year. See "Withdrawing Money From Your Contract Fund" on page 22. Withdrawals and Surrenders may have adverse tax consequences. See "TAX EFFECTS" on page
25.

ADDITIONAL INFORMATION ABOUT VARIABLE UNIVERSAL
LIFE 3

Your Right To Examine This Contract

You have a right to examine the contract and, if You wish, return it to Us. Your request must be postmarked by the latest of:

10 days after You receive Your contract.
10 days after We mail You a notice of this right, or 45 days after You signed the application for the contract.
When You return your contract, We will return the sum of all charges deducted from premiums paid, from the Separate Account, and from the Contract Fund, plus the Contract Fund. Charges deducted in the Funds are not returned.

See "Your Right To Examine The Contract" on page 23.

Tax Effects of Variable Universal Life 3

With respect to a contract that is issued on the basis of a standard rate class, Midland believes such a contract should meet the definition of a life insurance contract for Federal income tax purposes. As for a contract that is issued on a substandard basis, it is not clear whether or not such a contract would qualify as a life insurance contract for Federal tax purposes, particularly if the owner of such a contract pays the full amount of premiums permitted under the contract. If it is subsequently determined that a contract does not satisfy section 7702 of the Internal Revenue code (which defines life insurance for tax purposes), Midland will take appropriate and reasonable steps to attempt to cause such a contract to comply with section 7702.
Assuming that a contract qualifies as a life insurance contract for Federal income tax purposes, the death benefit paid to the beneficiary of this contract is not subject to federal income tax. In addition, under current federal tax law, You do not have to pay income tax on any earnings in Your Contract Fund as long as they remain in Your
Contract Fund. A contract may be treated as a "modified endowment contract" depending upon the amount of premiums paid in relation to the death benefit. If the contract is a modified endowment contract, then all pre-death distributions, including contract loans, will be treated first as a distribution of taxable income and then as a return of investment in the contract. In addition, prior to age 59 1/2 any such distributions generally will be subject to a 10% penalty tax.
If the contract is not a modified endowment contract, distributions generally will be treated first as a return of investment in the contract and then as disbursing taxable income. Moreover, loans will not be treated as distributions. Finally, neither distributions nor loans from a contract that is not a modified endowment contract are subject to the 10% penalty tax. See "TAX EFFECTS" on page 25.

Your Contract Can Lapse

During the Minimum Premium Period, this contract will remain in
force    if either (a)unless     the Net Cash Surrender Value is insufficient
to pay monthly charges    or (b)and     You fail to meet certain minimum
premium requirements which apply. Beyond the Minimum Premium
Period, this contract will remain in force as long as the Net Cash
Surrender Value is sufficient to pay monthly charges.    Therefore, the
contract could lapse after the Minimum Premium Period even if You
continue paying Minimum Premiums.     See "Your Contract May Lapse"
on page 22.

Illustrations

Sample projections of hypothetical Death Benefits and Cash Surrender Values are included starting at page 33 of this prospectus. These are only hypothetical figures and are not indications of either past or anticipated future investment performance. However, these projections of hypothetical values may be helpful in understanding the long-term effects of different levels of investment performance and the charges and deductions, and also in comparing this contract to other life insurance contracts. These projections also show the value of premiums accumulated with interest and indicate that if the contract is surrendered in the early contract years, the Net Cash Surrender Value may be low compared to premiums accumulated at interest. This reflects the cost of insurance protection and other charges, and demonstrates that this contract should not be purchased as a short-term investment.

Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective Owners. The performance information is based on historical investment experience of the investment division and the Funds and does not indicate or represent future performance.

Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of the Mortality and Expense Risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the Contract Fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the Surrender Charge, or other transaction charges. Therefore, these returns do not show how actual investment performance will affect Contract benefits.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Midland may also advertise performance figures for the investment divisions based on the performance of a Portfolio prior to the time the Separate Account commenced operations.

Midland may also provide individual hypothetical illustrations of Contract Fund Value, Cash Surrender Value, and Death Benefit based on historical investment returns of the Funds. The illustrations will reflect the deductions of expenses in the Funds and the deduction of Contract charges, including the Mortality and Expense Risk Charge, the deductions from premiums, the monthly deduction from the Contract Fund and the Surrender Charge. The illustrations do not indicate what contract benefits will be in the future.

PART 2: DETAILED INFORMATION
ABOUT VARIABLE UNIVERSAL LIFE 3
THE COMPANY THAT ISSUES VARIABLE UNIVERSAL LIFE 3

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. Midland was organized in 1906 in South Dakota as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name "Midland" was adopted in 1925. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Our Parent

Midland is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

THE FEATURES OF VARIABLE UNIVERSAL LIFE 3

This prospectus describes Our regular Variable Universal Life 3 contract. There may be differences because of requirements of the state where Your contract is issued, which will be included in Your contract.

How Variable Universal Life 3 Differs From Whole Life Insurance

Variable Universal Life 3 is designed to provide insurance coverage with flexibility in death benefits and premium payments. It is different from traditional whole life insurance in that You are not required to pay scheduled premiums and may, within limits, choose the amount
and frequency of premium payments.    However, paying scheduled
premiums may not prevent the Variable Universal Life 3 contract from
lapsing.     Variable Universal Life 3 also provides for two different types of insurance benefit options. You may switch back and forth between these options. Another feature of Variable Universal Life 3 which is not available under traditional whole life insurance is Your ability to increase or decrease the Specified Amount without purchasing a new contract. However, evidence of insurability may be required. The built-in flexibilities of Variable Universal Life 3 enable You to respond to changes in lifestyle and take advantage of favorable financial conditions.

Death Benefits

We pay a benefit (net of indebtedness) to the beneficiary of this contract when the Insured Person dies. As the Owner, You may choose from two death benefit options: Option 1 and Option 2.

Option 1 provides a benefit that equals the Specified Amount of the contract. Except as described below, the Option 1 benefit is fixed. Owners who prefer to have insurance coverage that does not vary in amount and lower cost of insurance charges should choose Option 1. Option 2 provides a benefit that equals the Specified Amount of the contract plus the amount in Your Contract Fund on the day the Insured Person dies. Under Option 2, the value of the benefit is variable and fluctuates with the amount in Your Contract Fund. Owners who prefer to have investment experience reflected in the amount of their insurance coverage should choose Option 2.

Under both options, a provision of the federal tax law may require a greater benefit than the option selected. This benefit is a corridor percentage multiple of the amount in Your Contract Fund. The corridor percentage declines as the Insured Person gets older. The benefit will be the amount in Your Contract Fund on the day the Insured Person dies times the percentage for the attained age (last birthday) at the beginning of the Contract Year of the Insured Person's death. The percentages are in the following table:

		     Table of Death Benefits
		    Based on Contract Fund Value

      		     The Death                    The Death
		           Benefit Will                 Benefit Will
		           Be At Least                  Be At Least
	If The      Equal To        If The       Equal To
	Insured     This Percent    Insured      This Percent
	Person's      of The        Person's        of The
	Age Is      Contract Fund   Age Is       Contract Fund
	0-40            250%           60            130%
	41              243            61            128
	42              236            62            126
	43              229            63            124
	44              222            64            122
	45              215            65            120
	46              209            66            119
	47              203            67            118
	48              197            68            117
	49              191            69            116
	50              185            70            115
	51              178            71            113
	52              171            72            111
	53              164            73            109
	54              157            74            107
	55              150            75-90         105
	56              146            91            104
	57              142            92            103
	58              138            93            102
	59              134            94            101
                     				       95-99         100

These percentages are based on provisions of federal tax law which require a minimum death benefit in relation to cash value for Your contract to qualify as life insurance.

For example, assume the insured person is 55 years old and the Specified Amount is $100,000. Under Option 1, the death benefit will generally be $100,000. However, when the Contract Fund is greater than $66,666.67, the corridor percentage applies. In this case, age 55, the factor We multiply with the Contract Fund is 150 percent. If the Contract Fund was $70,000 the death benefit at that time would be $105,000.

Under Option 2, the death benefit is the Specified Amount, $100,000 in the example, plus the Contract Fund. If the contract on this 55-year-old insured person had a Contract Fund greater than $200,000, the corridor percentage applies.

Under either option, the length of time Your contract remains in force depends on the Net Cash Surrender Value of Your contract and, during
the Minimum Premium Period,    Whether YouYour     ability to meet the
minimum premium requirements. Because the charges that maintain
Your contract are deducted from Your Contract Fund, Your coverage will last as long as Your Net Cash Surrender Value (the amount in
Your Contract Fund minus the Surrender Charge and any outstanding loan and loan interest) can cover these deductions. However, during
the Minimum Premium Period,    Your contract will remain in-force
provided the sum of the premiums You have paid less any loans or withdrawals taken exceeds the total sum of all monthly minimum premiums for all contract months the contract has been in-force.as long as You pay premiums more than the sum of monthly minimum premiums to that Contract Date, the contract will remain in force.

The investment experience of any amounts in the investment divisions of Our Separate Account and the interest earned on any amounts in the General Account will affect the amount in Your Contract Fund. As a result, the returns from these investment options will affect the length of time Your contract remains in force.

The minimum Specified Amount at issue is $50,000. For issue ages 0 to 14, the minimum is $25,000. For Insured Persons age 20 to 44 at issue and in the preferred non-smoker rate class the minimum
Specified Amount is $100,000. The maximum issue age is 80.

Maturity Benefit

If the Insured Person is still living on the Maturity Date, We will pay You the amount in the Contract Fund net of loans. This contract will then end.

Changes In Variable Universal Life 3

Variable Universal Life 3 provides You the flexibility to choose from a variety of strategies, described in the sections that follow, which enable You to increase or decrease Your insurance protection.
A reduction in Specified Amount lessens emphasis on the contract's insurance coverage by reducing both the death benefit and the amount at risk (the difference between Contract Fund and death benefit). The reduced amount at risk results in lower cost of insurance deductions from the Contract Fund. A partial withdrawal reduces the Contract
Fund and death benefit, while providing You with a cash payment, but does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the Contract Fund.

Reducing the Contract Fund will, under Option 1, increase the amount at risk (and therefore increase the cost of insurance deductions) while leaving the death benefit unchanged; under Option 2, it will decrease the death benefit while leaving the amount at risk unchanged.

Increases in the Specified Amount emphasize insurance coverage by increasing both the death benefit and the amount at risk. Additional premium payments may increase the Contract Fund, which has the effect, under Option 1, of reducing the amount at risk while leaving the death benefit unchanged, or under Option 2, of increasing the death benefit while leaving the amount at risk unchanged.

Changing The Specified Amount of Insurance

Any time after Your contract is issued, You may change its Specified Amount. You may do this by sending a written request to Our Home Office. You are limited to two changes in Specified Amount each Contract Year. Any change will be subject to Our approval and the following conditions:

If You increase the Specified Amount, You must provide satisfactory evidence that the Insured Person is still insurable. Our current procedure, if the Insured Person has become a more expensive risk, is to charge higher cost of insurance charges for the additional amounts of insurance.

Any increase must be at least $25,000. Monthly deductions from Your Contract Fund for the cost of insurance will increase, beginning on the date the increase in the Specified Amount takes effect. An increase in Specified Amount will also result in an increase in Surrender Charges. The rights to examine and exchange this contract which apply at issue do not apply to increases in Specified Amount.

If You reduce the Specified Amount You may not reduce it below the minimum We require to issue this contract at the time of the reduction. Monthly deductions from Your Contract Fund for the cost of insurance will decrease.

If You request a decrease in Specified Amount, it may be limited by federal tax law. In such a case, Your new death benefit will be Your Contract Fund multiplied by the corridor percentage the federal tax law specifies for the Insured's age at the time of the change.

Our current procedure, if You request a Specified Amount decrease when an increased Specified Amount is at substandard (i.e., higher) risk charges and the original Specified Amount was at standard risk charges, is to first decrease the Specified Amount that is at substandard risk charges.

   Automatic Benefit Increase Provision

The Automatic Benefit Increase (ABI) Provision provides for increases to Your face amount of insurance to keep pace with inflation. The ABI provision is included on all standard issues of regularly underwritten policies where the issue age of the primary insured is 55 or younger and where the billing mode is not military government allotment nor civil service allotment nor list bill.

The Increase Dates begin on the second Contract Anniversary and occur every two years after they begin until this rider terminates. At least 30 days before the Increase Date, We will send a notice to You regarding the amounts of increase. The Cost of Living Rider policy form specifies the conditions under which this provision can be terminated. You have the right to reject any increase in specified amount by sending Us a notice before it becomes effective. If You reject any such increase, the ABI provision will terminate. (See Your Cost of Living Rider policy form for exact details.)

The exact amount of increase to the specified amount of insurance will be calculated as follows:

a. The Eligible Specified Amount (unless the ABI provision has terminated, this is the sum of the portions of the specified amount of insurance that are in the Non-smoker, Ordinary or Preferred Premium Class) times

b.      The Consumer Price Index five months before such Increase
Date divided by


c.      The Consumer Price Index 29 months before such Increase Date minus the Eligible Specified Amount from part a.

The maximum amount of any increase is $50,000 or 20% of the eligible specified amount, whichever is less. Once the total of all increases provided by this provision exceeds two times the initial specified amount of insurance, the ABI provision will automatically terminate.

The Consumer Price Index is the U.S. Consumer Price Index for All
Urban Consumers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

The Automatic Benefit Increase (ABI) Provision does not require separate monthly charges, but it does affect the amount of Your monthly cost of insurance charge by increasing Your specified insurance amount. (See Deductions From Your Contract Fund on page 17 for more details.)

The ABI increases will increase the planned and minimum premiums.
(See Your Cost of Living Rider Policy Form and your base contract policy form for exact details.)

Changing Your Death Benefit Option

You may change Your death benefit option by sending a written request to our Home Office. We will require satisfactory evidence of the Insured Person's insurability to make this change.

If You change from Option 1 to Option 2, the Specified Amount will be decreased by the amount in Your Contract Fund on the date of the change. We may not allow such a change if it would reduce the Specified Amount below the minimum We require to issue this contract at the time of the reduction.

If You change from Option 2 to Option 1, the Specified Amount of insurance will be increased by the amount in the Contract Fund on the date of the change. These increases and decreases in Specified Amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk, which is the amount on which Your cost of insurance charges are based.

When Contract Changes Go Into Effect

Any changes in the Specified Amount or death benefit option of Your contract will go into effect on the Monthly Anniversary following the date We approve Your request for the change. After Your request is approved, You will receive a written notice of the approval showing each change. You should attach this notice to Your contract. We may also ask You to return Your contract to us at our Home Office so that We can make a change.

In some cases, We may not approve a change You request because it might disqualify Your contract as life insurance under applicable federal tax law. We will send You a written notice of Our decision about making the change.

Contract changes may have adverse tax consequences. See "TAX
EFFECTS" on page 25.

Flexible Premium Payments

You may choose the amount and frequency of premium payments, as long as they are within the limits described below. You may specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may also be monthly if paid by pre-authorized check or premiums may be paid bi-weekly if paid by Civil Service Allotment.

Even though Your premiums are flexible, the contract information page of Your contract will show a "planned" periodic premium. The planned premium is determined by You within limits set by Us when
You apply for the contract and is not necessarily designed to equal the amount of premiums that will keep Your contract in effect. Planned premiums are generally the amount You decide You want to pay and
You can change them at any time. Payment of the planned premiums does not guarantee that Your contract will stay in force, so additional
premium payments may be necessary.    The planned premium will
increase for any increases in specified amounts of insurance, including increases resulting from the Automatic Benefit Increase Provision.
(See ABI Provision on page 11 for details on how and when the increases are applied.)

You must pay a minimum initial premium on or before the date on which the contract is delivered to You. The insurance will not go into effect until We receive this minimum initial premium. We determine the applicable minimum initial premium based on the age, sex, and premium class of the Insured Person, the initial Specified Amount of the contract and any additional benefits selected. Your first premium payment may be by Your check or money order payable to Midland.
Any additional premiums should be payable to Midland and should be sent directly to Our Home Office.

We will send You premium reminder notices based on Your planned premium. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay other premiums at any time. Amounts must be at least $50 or may be $30 through a monthly automatic payment plan.

You may send Us a premium payment that would cause Your contract to cease to qualify as life insurance under federal tax law. If so, We will notify You and return to You the portion of the premium that would cause the disqualification.

Premium Provisions During The Minimum Premium Period

During the Minimum Premium Period, Your contract may be kept in
force by meeting a minimum premium requirement.    Except for
contracts issued in Massachusetts or Pennsylvania, the Minimum
Premium Period lasts until the later of the fifth Contract Anniversary
or the insured person attaining age 70.     A monthly minimum premium
is shown on the Contract Information page of Your contract.    The
minimum premium will increase for any increases in specified amounts of insurance including increases resulting from the Automatic Benefit Increase provision. (See the ABI Provision on page 11 for
details on how and when the increases are applied.)     The minimum
premium requirement will be satisfied if the sum of premiums You have paid less any loans or withdrawals you have taken exceeds a total equal to the sum of these monthly minimums had they been paid each month the contract was In Force.

If You stop paying premiums during    the     Minimum Premium Period,
Your contract will continue in effect until both of two conditions are true: The Net Cash Surrender Value can no longer cover the monthly deductions from Your Contract Fund for the benefits selected; and, the total premiums You have paid are less than the total monthly minimum premiums required to that date.

Premium Provisions Beyond The Minimum Premium Period

Beyond the Minimum Premium Period, Your contract will lapse if the Net Cash Surrender Value can no longer cover the monthly deductions from Your Contract Fund for the benefits selected. You should note that Your planned premiums may not be sufficient to maintain Your contract because of investment experience, contract changes, or other factors. Therefore, premiums in addition to the planned premiums may be necessary to keep Your contract in force.

Allocation of Premiums

Each net premium, except any premium received before the Record
Date, will be allocated to Our Separate Account or General Account on the day We receive Your premium.

After the sales charge, the premium tax charge and any expense charges are deducted from each of Your premiums, the balance, called Your net premium, is put into Your Contract Fund. Net premiums may be allocated to Our General Account or to one or more of the investment divisions of Our Separate Account according to the directions You provided on Your contract application. These instructions will apply to any subsequent premiums You pay until You write to Our Home Office with new instructions. Allocation percentages may be any whole number from 10 to 100, but the sum must equal 100. You may choose not to allocate any premium to any particular investment division. You may not have Your Contract Fund allocated to more than ten investment divisions of Our Separate Account at any one point in time. See "THE GENERAL ACCOUNT" on page 23.

Any premium received before the Record Date will be held in the General Account from the day We receive it until the day after the Record Date and will earn interest during this period. When this period has expired, the premium received prior to the Record Date and any interest earned during the period will be allocated to the investment divisions of Our Separate Account and the General Account according to the instructions You have given Us.

Additional Benefits May Be Available

Your contract may include additional benefits. A charge will be deducted from Your Contract Fund monthly for certain additional benefits You choose. You may cancel these benefits at any time. More details will be included in Your contract if You choose any of these benefits. The following additional benefits are currently available:
Disability Waiver Benefit. With this benefit, We waive monthly charges from the Contract Fund if the Insured Person becomes totally disabled on or after the Insured Person's fifteenth birthday and the disability continues for six months. If the disability starts before the Contract Anniversary following the Insured Person's 65th birthday, We will waive monthly deductions for life as long as the disability continues.

Monthly Disability Benefit. With this benefit, We will pay into your Contract Fund an amount on Your Contract Information page. The benefit is payable when the Insured Person becomes totally disabled on or after the Insured Person's fifteenth birthday and the disability continues for six months. Disability must start before the Contract Anniversary following the Insured Person's 65th birthday. The benefit will continue until the Insured Person is age 65. If the amount of benefit paid into the Contract Fund exceeds the amount allowed by Federal Guidelines, the monthly benefit will be paid to the Insured Person.

Accidental Death Benefit. We will pay an additional benefit if the Insured Person dies from bodily injury that results from an accident, provided the Insured Person dies before the Contract Anniversary nearest his or her 70th birthday.

Children's Insurance Rider. This benefit provides term life insurance on the lives of the Insured Person's children, including natural children, stepchildren, and legally adopted children, between the ages of 15 days and 21 years. They are covered only until the Insured Person reaches age 65 or the child reaches age 25.

Family Insurance Rider. This benefit provides term life insurance on the Insured Person's children as does the Children's Term Insurance. It also provides decreasing term life insurance on the Insured's spouse. Additional Insured Rider. You may provide term insurance for another person, such as the Insured Person's spouse, under Your contract. A separate charge will be deducted for each additional insured.
Guaranteed Insurability Rider. This benefit provides for the issuance of additional amounts of insurance without further evidence of insurability.

   Cost of Living Rider. This benefit provides for limited annual increases in the amount of insurance.

Living Needs Rider. This benefit provides an accelerated death benefit
   as payment of an "Advanced Sum,"     in the event the Insured Person is
expected to die within 12 months.

You choose the amount of the Death Benefit to accelerate at the time of the claim. The Maximum Advanced Sum is 50% of the Eligible
Death Benefit (which is the death benefit of the contract plus the sum of any additional death benefits on the life of the Insured Person provided by any Eligible Riders) currently subject to a maximum of $250,000 and a minimum of $5,000.

There is no charge for this benefit prior to the time of a payment. The amount of the Advanced Sum paid is reduced by expected future interest and may be reduced by a charge for administrative expenses.
On the day We pay the accelerated benefit, We will reduce the following in proportion to the reduction in the Eligible Death Benefit:

a. the death benefit of the Contract and of each Eligible Rider
b. the Specified Amount
c. any contract values
d. any outstanding loan

When We reduce the Contract Fund, We will allocate the reduction based on the proportion that Your unloaned amounts in the General
Account and Your amounts in the Investment Divisions of Our
Separate Account bear to the total unloaned value of Your Contract
Fund.

Pursuant to the    recently enacted     Health Insurance Portability and
Accountability Act of 1996, We believe that for federal income tax purposes an Advanced Sum payment made under the Living Needs
Rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the Insured Person under the contract. However, You should consult a qualified tax adviser about the consequences of adding this Rider to a contract or requesting an Advanced Sum payment under this Rider.

SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions

The Separate Account is Our Separate Account A, established under the Insurance Laws of the State of South Dakota, and is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. Our Separate Account A meets the definition of a 'separate account' under the Federal securities laws but this registration does not involve any supervision by the SEC of the management or investment contracts of the Separate Account. A unit investment trust is a type of investment company. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the Funds. You may allocate part or all of Your net premiums to no more than ten of the seventeen investment divisions of Our Separate
Account.    Our Separate Account divisions invest in the VIP Money
Market Portfolio, the VIP High Income Portfolio, the VIP Equity-Income Portfolio, the VIP Growth Portfolio, the VIP II Asset Manager Portfolio, the VIP Overseas Portfolio, the VIP II Investment Grade Bond Portfolio, the VIP II Contrafund Portfolio, the VIP II Asset
Manager: Growth Portfolio the VIP Index 500 Portfolio, VIP III
Growth & Income Portfolio, VIP III Balanced Portfolio, VIP III
Growth Opportunities Portfolio, ACVP Capital Appreciation Portfolio, ACVP Value Portfolio, ACVP Balanced Portfolio, and ACVP
International Portfolio.

The Funds

Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II, Fidelity's Variable Insurance Products Fund III, and the American Century Variable Portfolios, Inc. are open-end diversified management investment companies, more commonly called mutual funds. As "series" types of mutual funds, they issue several different "series" of portfolios. The Funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the Funds and their investment objectives, policies, risks, expenses and all other aspects of their operations, appears in their prospectus, which accompanies this prospectuses, and in the Funds' Statement of Additional Information.

The Funds sell their shares to separate accounts of various insurance companies to support both variable life insurance contracts and variable annuity contracts. We currently do not foresee any disadvantages to Our owners arising out of this. If We believe that the Funds do not sufficiently respond to protect Our owner's interests, We will see to it that appropriate action is taken to protect Our owners.
The Funds will also monitor this possibility. Also, if We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance of a portfolio or the Fund, We will examine other investment options.

   Midland may from time to time receive revenue from Fidelity
Management & Research Company and/or American Century
Investment Management, Inc. The amounts of the revenue, if any, may be based on the amount of investments by Midland contained in the Funds.

Investment Policies Of The Funds' Portfolios

Each portfolio has a different investment objective which it tries to achieve by following separate investment policies. The objectives and policies of each portfolio will affect its return and its risks. Remember that the investment experience of the investment divisions of Our Separate Account depends on the performance of the corresponding
Funds' portfolios.    American Century Investment Management, Inc.
serves as the Investment Advisor for American Century Variable
Portfolios and Fidelity Management & Research Company serves as the Investment Advisor for Fidelity's VIP, VIP II, and VIP III Funds.
The objectives of the Funds' portfolios are as follows:

Portfolio
Objective

VIP Money Market

Seeks to    earn aobtain as     high a level of current income as is
consistent with preserving capital and providing liquidity by investing in high quality money market instruments. (An investment in the Money Market or any other Portfolio is neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Money Market Portfolio will be able to maintain a constant net asset value.)

VIP High
Income

Seeks to    obtain a high level of     current income by investing primarily
in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. For a description of the special risks involved in investing in these securities, see the prospectus for the Funds.

VIP Equity-Income

Seeks    to obtain     reasonable income by investing primarily in income-
producing equity securities. In choosing these securities, the Manager will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500
Stocks.

VIP Growth

Seeks    to achieve capital appreciation by investing in common stocks,
normally through the purchase of common stocks,      although the
Portfolio's investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

VIP Overseas

Seeks long-term growth of capital, primarily through investments in foreign securities.

VIP II Asset Manager

Seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and
short-term    money marketfixed-income     instruments.

VIP II
Investment
Grade Bond

Seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment grade fixed income securities.

VIP II
Contrafund

Seeks to achieve capital appreciation over the long term by investing
in securities of companies    whose value the manager believes is not
recognized fully by the publicthat are undervalued or out-of-favor.

VIP II
Asset Manager:
Growth

Seeks to maximize total return over the long term through investments in stocks, bonds, and short-term instruments. This portfolio has a heavier emphasis on stocks than the Asset Manager Portfolio.

VIP II
Index 500

Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks. This is designed as a long-term investment option.

VIP III Growth & Income

Seeks high total return, combining current income and capital appreciation. Invests mainly in stocks that pay current dividends and show earnings potential.

VIP III Balanced

Seeks to balance the growth potential of stocks with the possible income cushion of bonds. Invests in broad selection of stocks, bonds and convertible securities.

VIP III Growth Opportunities

Seeks long-term growth of capital. Invests primarily in common stocks
and    securities convertible into common stocks, but it has the ability to purchase other securities such as preferred stocks and bonds that may produce capital growth.adjusts its mix between growth, value, cyclical and other securities to take advantage of attractive valuations.

American Century VP Capital Appreciation

Seeks capital growth by investing    primarily     in common stocks that
management considers to have better-than-average prospects for appreciation.

American Century VP Value

Seeks long-term capital growth with income as a secondary objective. Invests primarily in equity securities of well-established companies that management believes to be under-valued.

American Century VP Balanced

Seeks capital growth and current income. Invests approximately 60
percent of its assets in commongrowth stocks    that management
considers to have better than average potential for appreciation and the rest in fixed income securities.

American Century VP International

Seeks capital growth by investing    primarily     in securities of foreign
companies that management believes to have potential for appreciation.

We Own The Assets Of Our Separate Account

Under South Dakota law, We own the assets of Our Separate Account and use them to support Your contract and other variable life contracts.
   Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of
another division.     We may also permit charges owed to Us to stay in
the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and
We may transfer them from the Separate Account to Our General
Account.    Under certain unlikely circumstances, one investment
division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

In addition to changing or    adding funds or portfoliosinvestment
companies,     We have the right to modify how We or Our Separate
Account operate. We intend to comply with applicable law in making any changes and, if necessary, We will seek contractowner approval. We have the right to:

add investment divisions to, or remove investment divisions from, Our Separate Account, combine two or more divisions within Our Separate Account, or withdraw assets relating to Variable Universal Life 3 from one investment division and put them into another;

eliminate the shares of the portfolio and substitute shares of another portfolio of the Funds or another open-end, registered investment company, if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio should become inappropriate in view of the purposes of Separate Account A;

register or end the registration of Our Separate Account under the Investment Company Act of 1940;

operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of persons who are "interested persons" of Midland under the Investment Company Act of 1940);

disregard instructions from contractowners that would otherwise require that a Fund's shares be voted so as to cause a change in the investment objectives of the Portfolio of a Fund or approval or disapproval of an investment advisory policy for the Portfolio of a Fund. We would do so only if required by state insurance regulatory authorities pursuant to insurance law or regulation; or operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. We may make any legal investments We wish. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove any change in investment advisers or in investment contract unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current Funds.
If You then wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our General Account, You may do so, without charge, by writing to Our
Home Office. At the same time, You may also change how Your net premiums and deductions are allocated.

DEDUCTIONS AND CHARGES

Charges Against The Separate Account

The amount in Your Contract Fund, which can be allocated to as many as ten investment divisions of Our Separate Account, will be reduced by any fees and charges allocated to the investment divisions of Our Separate Account.

Mortality and Expense Risks. We make a charge for assuming
mortality and expense risks. We guarantee that monthly administrative and insurance deductions from Your Contract Fund will never be greater than the maximum amounts shown in Your contract. The mortality risk We assume is that Insured Persons will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected to in relation to the cost of insurance charges We received. The expense risk We assume is that the cost of issuing and administering contracts will be greater than We expected. We make a charge for mortality and expense risks at an effective annual rate of 0.90% of the value of the assets in the Separate Account attributable to Variable Universal Life 3. Currently We intend
to reduce this charge to 0.50% after the tenth Contract Year    (but We
are not obligated to and might not do so).     This charge is reflected in
the Accumulation Unit values for the investment divisions of the Separate Account. See "Your Contract Fund Value -How We
Determine The Accumulation Unit Value" on page 20. If the money
We collect from this charge is not needed, it will be to Our gain, and We expect a profit from this charge. To the extent sales expenses are not covered by the sales charge and the Deferred Sales Charge, Our
General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.

Tax Reserve. We reserve the right to make a charge in the future for taxes or reserves set aside for taxes, which if made will reduce the investment experience of the investment divisions of Our Separate
Account. Currently no such charge is made.

Charges In The Funds

The Funds make a charge for managing investments and providing services. These charges vary by portfolio.

The VIP, the VIP II, and the VIP III Portfolios have an annual management fee that is the sum of an individual fund fee rate, and a group fee rate which is based on the monthly average net assets of the mutual funds advised by Fidelity Management & Research Company.
In addition, each of these portfolios' total operating expenses will include fees for management, shareholder services and other expenses, such as custodial, legal, accounting and other miscellaneous fees. See the VIP, VIP II and VIP III prospectus for additional information on how these charges are determined and on the minimum and maximum charges allowed. All expenses for the year ending December 31,
   19971996     are shown in the table below.

The American Century Variable Portfolios have annual management fees that are based on the monthly average of the net assets in each of the portfolios. See the American Century Variable Portfolios prospectus for details. The expenses for the year ending December 31, 19971996 are shown in the table below.

                     			   Management      Other      Total
Portfolio                     Fee        Expenses    Expenses
VIP Money Market              .21%           .10.09%     .31.30%
VIP High Income               .59%           .12%        .71%
VIP Equity-Income(1)          .50.51%        .08.07%     .58%
VIP Growth(1)                 .60.61%        .09.08%     .69%
VIP Overseas(1)               .75.76%           .17%     .92.93%
VIP II Investment
Grade Bond                    .44.45%        .14.13%     .58%
VIP II Asset Manager(1)       .55.64%           .10%     .65.74%
VIP II Index 500(2)           .24.13%        .04.15%     .28%
VIP II Contrafund(1)          .60.61%        .11.13%     .71.74%
VIP II Asset
Manager: Growth(1)            .60.65%        .17.22%     .77.87%
VIP III Balanced(1)           .45.48%        .16.24%     .61.72%
VIP III Growth
Opportunities(1)              .60.61%        .14.16%     .74.77%
VIP III Growth
& Income                      .49.50%        .21.50%     .701.00%
American Century VP
Capital Appreciation         1.00%           .00%        1.00%
American Century VP
Balanced                     1.00%           .00%        1.00%
American Century VP
Value                        1.00%           .00%        1.00%
American Century VP
International                1.50%           .00%        1.50%

   (1) A portion of the brokerage commissions the portfolio paid was used to reduce its expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses would have been as follows:

VIP Equity-Income               0.57%
VIP Growth                      0.67%
VIP Overseas                    0.90%
VIP II Asset Manager            0.64%
VIP II Contrafund               0.78%
VIP II Asset Manager: Growth    0.76%
VIP III Balanced                0.60%
VIP III Growth Opportunities    0.73%

(2) The portfolio's expenses were voluntarily reduced by the Fund's investment advisor. Absent reimbursement, the management fee, other expenses, and total expenses for the VIP II Index 500 would have been 0.27%, 0.13% and 0.40% respectively.

Deductions From Your Premiums

We deduct a sales charge of 4% from each premium payment. This charge is to partially reimburse Us for the costs incurred in selling and distributing this contract, including commissions, the cost of preparing sales literature and printing of prospectuses. A Deferred Sales Charge
will also be    deductedincurred     if You give up Your contract for its Net
Cash Surrender Value or let Your contract lapse. See Surrender Charge on page 18.

A 2.5% charge for premium taxes is also deducted from    all of     Your
premiums and $.46 is deducted from each premium payment if You have chosen the Civil Service Allotment Mode. The rest of each
premium (the net premium) is placed in Your Contract Fund.    If the
premium tax We incur on any premium is less than 2.5%, We may reduce the charge for premium taxes on that premium.

The $.46 deducted from each premium payment under the Civil
Service Allotment Mode is intended to cover the extra expenses We incur in processing bi-weekly premium payments.

Applicable Taxes. All states and certain jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges.
Currently, as indicated above, We deduct a charge of 2.5% of each premium for these. These tax rates currently range from 0.75% to 4%. Because of certain retaliatory provisions in the premium tax regulations, We expect to pay at least 2.5% of mosteach premiums in
premium tax.    If We pay less, We may reduct the charge for that
premium.

This is a tax to Midland so You cannot deduct it on Your income tax return. Since the charge is a percentage of Your premium, the amount of the charge will also vary with the amount of the premium.
We may increase this charge at any time if Our premium tax expenses increase and We reserve the right to vary this charge by state. If We make such a change, We will notify You.

Deductions From Your Contract Fund

At the beginning of each Contract Month (including the Contract
Date), the following three Contract Fund charges are deducted from Your Contract Fund.

1. Expense Charge. This charge is $7.00 per month (currently We plan to make this deduction for the first 15 years only, but we reserve the right to deduct it throughout the life of the contract). This charge is designed to cover the continuing costs of maintaining Your contract, such as premium billing and collections, claim processing, contract transactions, recordkeeping, communications with owners and other expense and overhead items.

2. Charges for Additional Benefits. The cost for any additional benefits You choose will be deducted monthly. We may change these charges, but Your contract contains tables showing the guaranteed maximum rates for all of these insurance costs.

3. Cost of Insurance Charge. The cost of insurance is Our current monthly cost of insurance rate times the amount at risk at the beginning of the Contract Month. Amount at risk is the difference between the current death benefit and the amount in Your Contract
Fund. If the current death benefit for the month is increased due to the requirements of federal tax law, Your amount at risk for the month will also increase. For this purpose the amount in Your Contract Fund is determined before deduction of the cost of insurance charge but after all of the other deductions due on that date. The amount of the cost of insurance charge will vary from month to month with changes in the amount at risk and with increasing attained age of the Insured Person. The cost of insurance rate is based on the sex, attained age, and rating class of the Insured Person at the time of the charge. We currently place the Insured Person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. The Insured Person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates from time to time, but they will never be more than the guaranteed maximum rates set forth in Your contract. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male preferred nonsmoker standard risk at various ages. In Montana, there will be no distinctions based on sex.

Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Variable Universal Life 3 in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

    Illustrative Table of Monthly Cost of Insurance Rates (Rounded) per
		     $1,000 of Amount at Risk

	Male        Guaranteed          Current
	Attained    Maximum       (Preferred Non-Smoker)
	Age         Rate                Rate
	5           $.07                $.05
	15           .11                 .11
	25           .13                 .09
	35           .14                 .10
	45           .29                 .23
	55           .69                 .39
	65          1.87                1.01

For a male preferred non-smoker, age 35, with a $100,000 Specified Amount Option 1 contract and an initial premium of $1,000, the cost of insurance for the first month will be $9.91. This example assumes the expense charge ($7.00 per month) and current cost of insurance rate ($.10 per $1,000).

We offer lower current cost of insurance rates at most ages for insured people who qualify as non-smokers. To qualify, an insured must be a standard risk and must meet additional requirements that relate to smoking habitsThe reduced cost of insurance rates depend on such variables as the attained age and sex of the insured.

The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the Insured Person must be age 20 or over and meet certain underwriting requirements.

Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of insured and will be based on changes in future expectations about such things as investment earnings, mortality, the length of time contracts will remain in effect, expenses and taxes.

   Automatic Benefit Increase Charges. There is no separate charge for the Automatic Benefit Incrase (ABI) provision. However, as the automatic increases are applied (see page 11 for exact details) the specified amount of insurance will increase. The increase in specified amount will cause the amount at risk to increase which will increase the monthly cost of insurance charge over what would have been charged without the increase.

Other Transaction Charges

In addition to the deductions described above, We charge fees for certain contract transactions:

Partial Withdrawal of Net Cash Surrender Value. You may make one partial withdrawal during each Contract Year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a year.

Transfers. Currently, We do not charge when You make transfers of Contract Fund value among investment divisions. We reserve the right to assess a $25 charge after the twelfth transfer in a Contract Year.

How Contract Fund Charges Are Allocated

Generally, deductions from Your Contract Fund for monthly charges or partial withdrawal charges are made from the investment divisions of Our Separate Account and the unloaned portion of the General Account in accordance with the deduction allocation percentages specified by You in Your application unless You instruct Us to do otherwise. Your allocation percentages for deductions may be any whole numbers (from 10 to 100) which add up to one hundred. You may change Your deduction allocation percentages by writing to Our Home Office. Changes will be effective as of the date We receive them.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions of Our Separate Account bear to the total unloaned value of Your Contract Fund.

Deductions for transfer charges are allocated to the investment divisions from which the transfer is being made in equal proportion to such investment divisions. For example, if the transfer is made from two investment divisions, the transfer charge allocated to each of the investment divisions will be $12.50.

Surrender Charge

We incur various sales and promotional expenses in connection with selling Variable Universal Life 3, such as commissions, the cost of preparing sales literature, other promotional activities and other direct and indirect distribution expenses. We also incur expenses for underwriting, printing of contract forms and prospectuses, and putting information in Our records.

There is a difference between the amount in Your Contract Fund and the Cash Surrender Value of Your contract for the first 15 Contract Years. This difference is the Surrender Charge, which is a contingent deferred issue charge and sales load designed to partially recover Our expenses in distributing and issuing contracts which are terminated by surrender in their early years (the sales charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your contract (or let it lapse) during the first 15 Contract Years. It is a deferred load because We do not deduct it from Your premiums. The amount of the load in a Contract Year is not necessarily related to Our actual sales expense in that year. We anticipate that the sales charge and Surrender Charge will not fully cover Our sales expenses. To the extent sales expenses are not covered by the sales charge and Surrender Charge, We will cover them from other funds including any funds in Our General
Account, which may include amounts derived from the mortality and expense risk charge.

The Net Cash Surrender Value, which is the amount We pay You if
You surrender Your contract for cash, equals the Cash Surrender Value minus any outstanding loan and loan interest.

In the first 15 Contract Years, You will incur a Surrender Charge if You give up Your contract for its Net Cash Surrender Value, or let Your contract lapse.

The Surrender Charge You pay includes Deferred Sales Charges and
Deferred Issue Charges. The Deferred Sales Charge is based on the sum of two pieces.

The Deferred Sales Charge is:

26% of any premium payment in the first two Contract Years up to one guideline annual premium.

5% of all other premium payments.

The sum of the above pieces is also limited by the Guideline Annual Premium, times 5%, times the expected future lifetime at issue as determined by the 1980 CSO Mortality Table or 20 years, whichever is less.

The guideline annual premium varies for each contract. It is specified on the contract information page of Your contract.

During the first ten contract years, the Deferred Sales Charge will be 100% of the sum of these two pieces or the maximum charge described in the second preceding paragraph, whichever is less. Beginning in the eleventh year, the sum or maximum will be multiplied by a percentage. The percentage is 83.33% for year eleven, 66.67% for year twelve, 50% for year thirteen, 33.33% for year fourteen, and 16.67% for year fifteen. After the 15th Contract Year, there is no Surrender Charge. If there is an increase in Specified Amount (at any time), there will also be an increase in the Guideline Annual Premium. All additions to the Deferred Sales Charge due to this increase will be 5% of premiums. The maximum limit will also increase by the additional Guideline Annual Premium, times 5%, times the expected future lifetime at the time of the increase as determined by the 1980 CSO Mortality Table or 20 years, whichever is less. The total in the Deferred Sales Charge prior to the increase in Specified Amount will not be affected.

If there is a decrease in Specified Amount, there will also be a decrease in Guideline Annual Premium. Future additions to the Deferred Sales Charge will follow the same rules as at issue with the new Guideline Annual Premium. Prior totals in the Deferred Sales Charge will not be affected.

You will not incur any Deferred Sales Charge, regardless of the amount and timing of premiums, if You keep this contract in force for fifteen years.

The following table shows the Deferred Issue Charge which is a dollar amount for each thousand dollars of the Specified Amount. After the 15th Contract Year, there is no Deferred Issue Charge.

Table of Deferred Issue Charges

Per Thousand of Specified Amount

	Contract        Contract        Contract
	Year    Charge  Year    Charge  Year    Charge
	1       $3.00   6       $3.00   11      $2.50
	2       3.00    7       3.00    12       2.00
	3       3.00    8       3.00    13       1.50
	4       3.00    9       3.00    14       1.00
	5       3.00    10      3.00    15        .50

If there has been a change in Specified Amount during the life of the contract, the Deferred Issue Charge is applied against the highest Specified Amount in force during the life of the contract.

YOUR CONTRACT FUND VALUE

The amount in Your Contract Fund is the sum of the amounts You have in the General Account and in the various investment divisions of Our Separate Account (plus the amount in Our General Account securing any contract loan). Your Contract Fund also reflects the various charges described above. Monthly deductions are made as of the first day of each Contract Month. Transaction charges or Surrender Charges are made as of the effective date of the transaction. Charges against Our Separate Account are reflected daily. Any amount allocated to an investment division of Our Separate Account will go up or down depending on the investment experience of that division. You bear this investment risk. For amounts allocated to the investment divisions of Our Separate Account, there is no guaranteed minimum cash value. Any amount allocated to the General Account is guaranteed by Us.

Amounts In Our Separate Account

Amounts allocated, transferred or added to the investment divisions of Our Separate Account are used to purchase Accumulation Units. The amount You have in each division is represented by the value of the Accumulation Units credited to Your Contract Fund for that division. The number of Accumulation Units purchased or redeemed in an investment division of Our Separate Account is calculated by dividing the dollar amount of the transaction by the division's Accumulation Unit Value calculated at the end of that day. The number of Accumulation Units for an investment division at any time is the number of Accumulation Units purchased less the number of Accumulation Units redeemed. The value of Accumulation Units fluctuates with the investment performance of the corresponding portfolios of the Funds, which reflects the investment income and realized and unrealized capital gains and losses of the portfolio and Funds' expenses. The Accumulation Unit Values also reflect deductions and charges We make to Our Separate Account. The number of Accumulation Units credited to You, however, will not vary because of changes in Accumulation Unit Values. On any given day, the value You have in an investment division of Our Separate Account is the Accumulation Unit Value times the number of Accumulation
Units credited to You in that division. The Accumulation Units of each investment division of Our Separate Account have different Accumulation Unit Values.

Accumulation Units of an investment division are purchased when
You allocate premiums, repay loans or transfer amounts to that division. Accumulation Units are redeemed or sold when you make withdrawals or transfer amounts from an investment division of the Separate Account (including transfers for loans) and to pay the death benefit when the Insured Person dies. We also redeem Accumulation Units for monthly deductions or other charges.

How We Determine The Accumulation Unit Value

We determine Accumulation Unit Values for the investment divisions of our Separate Account at the end of each business day. The Accumulation Unit Value for each investment division will be set at $10.00 on the first day there are contract transactions in Our Separate Account associated with these contracts. After that, the Accumulation Unit Value for any business day is equal to the Accumulation Unit
Value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

First, We take the value of the shares belonging to the division in the corresponding Fund portfolio at the close of business that day (before giving effect to any contract transaction for that day, such as premium payments or surrenders). For this purpose, We use the share value reported to Us by the Fund.

Next, We add any dividends or capital gains distributions paid by the Fund on that day.

Then, We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).
Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .0024547%, which is an
effective annual rate of 0.90%.    On a current basis We currently     intend
to reduce this charge to 0.50% annually (.0013664% daily) after the
tenth Contract Year    but We are not obligated to reduce it.     This charge
is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account.

Finally, We subtract any daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We adjust Accumulation Unit Values to reflect what happens to the Fund, and also for the mortality and expense risk charge and any other charges.

CONTRACT FUND TRANSACTIONS

The transactions described below may have different effects on Your Contract Fund, death benefit, Specified Amount or cost of insurance. You should consider the net effects before combining Contract Fund transactions. Certain transactions also have fees. Upon completion of these transactions, You may not have Your Contract Fund allocated to more than ten investment divisions.

Changing Your Premium And Deduction Allocation Percentages

You may change the allocation percentages of Your net premiums or of Your monthly deductions by writing to Our Home Office and telling Us what changes You wish to make. These changes will go into effect as of the date We receive Your request at Our Home Office and will affect transactions on and after that date.

Transfers Of Contract Fund Value

Currently, You may make an unlimited number of transfers of Contract Fund value in each Contract Year without charge. We reserve the right to assess a $25 charge after the twelfth transfer in a Contract Year. To make a transfer, write to Our Home Office.

If We charge You for making a transfer, We will allocate the charge as described under "Deductions and Charges - How Contract Fund
Charges Are Allocated" on page 18. All transfers included in one transfer request count as one transfer for purposes of any fee.
You may ask Us to transfer amounts between the General Account and any investment divisions of Our Separate Account, and among investment divisions of Our Separate Account. The transfer will take effect as of the date We receive Your request. The minimum amount
We will transfer on any date is $200. A smaller transfer may be made under special circumstances mentioned in "Our Right to Change How
We Operate Our Separate Account". This minimum need not come from any one investment division or be transferred to any one investment division as long as the total amount transferred that day equals the minimum.

The amount that can be transferred from the General Account to the Separate Account in any Contract Year cannot exceed the larger of:

1. 25% of the unloaned amount in the General Account at the beginning of the Contract Year, or

2. $1,000.

Dollar Cost Averaging.

The Dollar Cost Averaging (DCA) program enables You to make
monthly transfers of a predetermined dollar amount from the    DCA
Source Account (any one investment division or the General
Account)VIP Money Market investment division into     one or more of
the other investment divisions    (not the General Account).     By
allocating monthly, as opposed to allocating the total amount at one time, You may reduce the impact of market fluctuations. This plan of investing, however, does not assure a profit or protect against a loss in declining markets.

DCA can be elected at any time by completion of the    proper Request
Forms (obtained by contacting Us at the Home Office)DCA Request
Form (form number 5856) and by insuring that a sufficient amount is in the DCA Source Account VIP Money Market investment division,
either     through payment of a premium with the DCA request form,
allocation of premiums, or transfer of amounts to the    DCA Source
AccountVIP Money Market investment division. Copies of the DCA
Request Formform 5856     can be obtained by contacting Us at Our
Home Office. The election will specify:

   a. The DCA Source Account. The DCA Source Account is the account from which DCA transfers will be made.that any money received with the form is to be placed into the VIP Money Market investment division

b. That any money received with the form is to be placed into the DCA Source Account.

   cb.     T    the monthly amount to be transferred to the other investment divisions, and

   dc.     H    how that monthly amount is to be allocated among the
investment divisions

   Since the DCA program is only suitable for substantial, infrequent
premium payments,     DCA is only available    when the premium
payment mode is annual or if the amount in the DCA Source
AccountVIP Money Market investment division     is at least equal to the
sum of $2,400 and the minimum premium    at the time DCA is to begin.
The DCA Request Form must be received with any premium payment
You intend to apply to DCA.

The minimum monthly amount to be transferred using DCA is $200.
   In order to begin the DCA program, the value in the VIP Money Market investment division must be at least equal to the sum of 12 monthly transfers plus the minimum premium. When DCA is elected, all amounts in the DCA Source AccountVIP Money Market investment division will be available for transfer under the DCA program. Once DCA is elected, additional premiums can be deposited into the DCA Source AccountVIP Money Market investment division for DCA by sending them in with a DCA Rrequest Fform.

You may change the DCA allocation percentages or DCA transfer amounts twice each Contract Year. Any premium payments received while the DCA program is in effect will be allocated using the
allocation percentages from the DCA    R    request    Ff    orm, unless You
specify otherwise.

If requested at issue, DCA will start at the beginning of the second Contract Month. If requested after issue, DCA will start at the beginning of the first Contract Month which occurs at least 30 days from the day the request is received.

DCA will last until the value in the    DCA Source AccountVIP Money
Market investment division is exhausted     or until a request for
termination is received in writing from You. DCA will automatically be terminated on the Maturity Date.

We reserve the right to end the DCA program at any time by sending You a notice one month in advance.

Borrowing From Your Contract Fund

At any time Your contract has a Net Cash Surrender Value, You may borrow up to 92% of the Cash Surrender Value using only Your contract as security for the loan. If You request an additional loan, the amounts of any outstanding loan and loan interest will be added to the additional amount You have requested and the original loan will be canceled. Thus, You will have only one loan outstanding at any time.
Any amount that secures a loan remains part of Your Contract Fund, but is automatically transferred out of Our Separate Account and put in Our General Account as collateral.

We pay You interest on this loaned amount, currently at an annual rate
of 6%. However, after the tenth Contract Year,    We guarantee that     the
annual rate of interest paid on the loaned portion of the Contract Fund
will equal 8%    (which is equal to the interest rate charged on the
Contract Loan)     for the portion of any loan that does not exceed the
Contract Fund minus the total premiums paid.

A loan taken from, or secured by, a contract may have Federal Income Tax consequences. See "TAX EFFECTS" on page 25.

How To Request A Loan

You may request a loan by contacting Our Home Office. You may tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from Your amounts in the investment divisions of Our Separate Account. We will redeem units from an investment division of Our Separate Account sufficient to cover that part of the loan. The amounts You have in each division will be determined as of the day We receive Your request for a loan at Our Home Office.

If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages. If the loan cannot be allocated based on these percentages, We will allocate it based on the proportions of Your unloaned amounts in the General Account and Your value in each investment division of Our Separate Account to the unloaned value of Your Contract Fund.

Contract Loan Interest

Interest on a contract loan accrues daily at an annual interest rate of 8%.

When Interest Is Due

Interest is due on each Contract Anniversary. If You do not pay the interest when it is due, it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your Contract Fund then in effect. This means We make an additional loan to pay the interest and We transfer amounts from the General Account or the investment divisions to make the loan. If we cannot allocate the interest based on these percentages, We will allocate it as described above for allocating Your loan.

Repaying The Loan

You may repay all or part of a contract loan at any time while Your contract is In Force. While You have a contract loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments be premium payments, You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If
You do not give us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Contract Loan On Your Contract Fund

A loan against Your contract will have a permanent effect on the value of Your Contract Fund and, therefore, on Your benefits under this contract, even if the loan is repaid. When You borrow on Your contract, the amount of Your loan is set aside where it earns a declared rate for loaned amounts. The loan amount will not be available for You to invest in the divisions of Our Separate Account or the unloaned portion of the General Account. Whether You earn more or less with the loan amount set aside depends on the investment experience of the investment divisions of Our Separate Account and the rates declared for the unloaned portion of the General Account.

Your Contract May Lapse

Your loan may also affect the amount of time that Your insurance remains in force. For example, Your contract may lapse more quickly when You have a loan because the loaned amount cannot be used to cover the monthly deductions that are taken from Your Contract Fund.
If these deductions exceed the Net Cash Surrender Value of Your contract, then the lapse provisions of the contract may apply. Since the contract permits loans up to 92% of the Cash Surrender Value , loan repayments or additional premium payments may be required to keep the contract in force if You borrow the maximum.

Withdrawing Money From Your Contract Fund

You may request a partial withdrawal of Your Net Cash Surrender
Value by writing to Our Home Office. You will not incur either the Deferred Sales Charge or Deferred Issue Charge upon a partial withdrawal. Partial withdrawals are subject to certain conditions. They must:

be at least $200

total no more than 50% of the Net Cash Surrender Value in any Contract Year

not cause the death benefit to fall below the minimum for which we would issue the contract at the time not cause the contract to fail to qualify as life insurance under applicable tax law.

You may specify how much of the withdrawal You want taken from each investment division. If You do not tell Us, We will make the withdrawal on the basis of Your deduction allocation percentages. If We cannot withdraw the amount based on Your directions or on Your deduction allocation percentages, We will withdraw the amount based on the proportions of Your unloaned amounts in the General Account and the investment divisions of Our Separate Account to the total unloaned value of Your Contract Fund.

Withdrawal Charges

When You make a partial withdrawal more than once in a Contract Year, a charge of $25 or 2 percent of the amount withdrawn, whichever is less, will be deducted from Your Contract Fund. If You do not give Us instructions for deducting the charge, it will be deducted as described under "Deductions and Charges -How Contract Fund Charges Are Allocated" on page 18.

In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared your bank.

The Effects Of A Partial Withdrawal

A partial withdrawal reduces the amount You have in Your Contract
Fund. It also reduces the Cash Surrender Value and the death benefit on a dollar-for-dollar basis. If the death benefit is based on a percentage multiple, the reduction in death benefit could be greater. If you selected death benefit Option 1, We will also reduce the Specified Amount of Your contract so there will be no change in the net amount at risk. We will send You a new contract information page to Your contract to reflect this change. We may ask You to return Your contract to Our Home Office to make a change. The withdrawal and these reductions will be effective as of the date We receive Your request at Our Home Office.

A contract loan might be better if Your need for cash is temporary. Surrendering Your Contract For Its Net Cash Surrender Value
You may surrender Your contract for its Net Cash Surrender Value at any time while the Insured Person is living. You may do this by sending a written request and the contract to Our Home Office. The
Net Cash Surrender Value of Your contract equals the Cash Surrender Value minus any outstanding loan and loan interest. During the first 15 Contract Years, the Cash Surrender Value is the amount in Your
Contract Fund minus the Surrender Charge. After 15 years, the Cash Surrender Value and Contract Fund are equal. We will compute the Net Cash Surrender Value as of the date We receive Your request and the contract at Our Home Office, and all insurance coverage under

Your contract will end on that date

THE GENERAL ACCOUNT

You may allocate some or all of Your Contract Fund to the General Account, which pays interest at a declared rate. The principal, after deductions, is guaranteed. The General Account supports Our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

Amounts In The General Account

You may accumulate amounts in the General Account by:

allocating net premium and loan repayments, transferring amounts from the investment divisions of Our Separate Account, or earning interest on amounts You already have in the General Account.

The amount You have in the General Account at any time is the sum of all net premiums and loan repayments allocated to that Account, all transfers and earned interest, and includes amounts securing any contract loan You have. This amount is reduced by amounts transferred out or withdrawn and deductions allocated to this Account.

Adding Interest To Your Amounts In The General Account

We pay interest on all amounts that You have in the General Account. The annual interest rates will never be less than the minimum guaranteed interest rate of 3.5%. We may, at the sole discretion of Our Board of Directors, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5%. We pay different rates on unloaned and loaned amounts in the General Account. Interest is compounded daily at an effective annual rate that equals the annual rate declared by Our Board of Directors.

Transfers

You may request a transfer between the General Account and one or
more of the investment divisions of Our Separate Account,    subject to a
limit.     See "Transfers Of Contract Fund Value" on Page  20.

ADDITIONAL INFORMATION ABOUT VARIABLE UNIVERSAL
LIFE 3

Your Right To Examine The Contract

You have a right to examine the contract. If for any reason You are not satisfied with it, You may cancel the contract within the time limits described below. You may cancel the contract by sending it to Our
Home Office with a written request to cancel.

Your request to cancel this contract must be postmarked no later than the latest of the following three dates:

10 days after You receive Your contract,

10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

45 days after You sign Part 1 of the contract application.

If You cancel Your contract, We will return the sum of all charges deducted from premiums paid and Your Contract Fund, plus the Contract Fund.

Insurance coverage ends when You send Your request.

Your Contract Can Lapse

Your insurance coverage under Variable Universal Life 3 continues as long as the Net Cash Surrender Value of your contract is enough to pay the deductions that are taken out of your Contract Fund each month or, during the Minimum Premium Period, as long as your premiums paid exceed the schedule of required minimum premiums. If neither of these conditions are true at the beginning of any Contract Month, a 61-day grace period will start, beginning on the day We send You notice that the grace period is starting. We will notify You and any assignees on Our records in writing that the grace period has begun and tell You the amount of premium payment that will be sufficient to satisfy the minimum requirement for two months.
If We receive payment of this amount before the end of the grace period, We will use the amount You send Us to make the overdue deductions. We will put any balance left in Your Contract Fund and allocate it in the same manner as Your previous premium payments.
If We do not receive payment within the 61 days, Your contract will lapse without value. We will withdraw any amount left in Your Contract Fund. We will apply this amount to the deductions owed to Us, including any applicable Surrender Charge. We will inform You and any assignee at last known address that Your contract has ended without value.

If the Insured Person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest and overdue deductions.

You May Reinstate Your Contract

You may reinstate the contract within five years after it lapses if:

You provide evidence that the Insured Person is still insurable,

You complete an application for reinstatement, You pay premium enough to pay all overdue monthly deductions including the premium tax on those deductions, plus increase the Contract Fund to a level where the Contract Fund less any contract debt equals the surrender charges, plus cover the next two months' deductions,

You pay or restore any contract debt,

You did not end the contract by payment of the Net Cash Surrender
Value.

The Contract Date of the reinstated contract will be the beginning of the Contract Month which coincides with or follows the date We approve Your reinstatement application. Upon reinstatement, there will be no further Surrender Charges applied against the contract. Previous loans will not be reinstated.

Contract Periods, Anniversaries

We measure Contract Years, Contract Months and Contract
Anniversaries (annual and monthly) from the Contract Date shown on the contract information page of Your contract. Each Contract Month begins on the same day in each calendar month as the day of the month in the Contract Date. The calendar days of 29, 30, and 31 are not used. Our right to challenge a contract is measured from the Contract Date, as is the suicide exclusion. These provisions are mentioned in

"LIMITS ON OUR RIGHT TO CHALLENGE THE CONTRACT" on

page 28.

Application for Insurance

When an application for one of Our contracts is completed, it is
submitted to Us. We    decide whethermake the decision     to issue a
contract based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a contract, We will return the sum of all charges deducted from premiums paid, plus the net premiums, plus interest credited to the net premiums.

Maturity Date

The Maturity Date is the Contract Anniversary after the Insured
Person's 100th birthday. The contract ends on that date if the Insured Person is still alive and the maturity benefit is paid.
If the Insured Person survives to the Maturity Date, and You would like to continue the contract, We will extend the Maturity Date if in doing so this contract still qualifies as life insurance according to the Internal Revenue Service and your state. By extending the Maturity
Date, the contract may not qualify as life insurance and may be subject to tax consequences. A tax advisor should be consulted prior to electing to extend the Maturity Date. In order to continue the contract beyond the original Maturity Date, We will require that the death benefit not exceed the Contract Fund on the original Maturity Date.

Generally, when We refer to the age of the insured person, We mean his or her age on the birthday prior to that particular date.

TAX EFFECTS

Contract Proceeds

The Internal Revenue Code of 1986 (Code) (in Section 7702) defines life insurance for tax purposes. Amendments to the Code made in 1988 place limits on certain contract charges used in determining the maximum amount of premiums that may be paid under section 7702 for Contracts described in this prospectus. The Secretary of the Treasury ("Treasury") has issued proposed regulations that would specify what will be considered reasonable mortality charges for these limits. Guidance as to how section 7702 is to be applied is, however, limited.

With respect to a contract that is issued on the basis of a standard rate class, while there is some uncertainty due to the lack of guidance under section 7702, Midland believes that such a contract should meet the section 7702 definition of a life insurance contract. With respect to a contract that is issued on a substandard basis (i.e., a rate class involving higher than standard mortality risk), there is even less guidance, in particular as to how the new charge requirements are to be applied in determining whether such a contract meets the section 7702 definition of a life insurance contract. Thus, it is not clear whether or not such a contract would satisfy section 7702, particularly if the contract owner pays the full amount of premiums permitted under the contract.

If it is subsequently determined that only a lower amount of premiums may be paid for a contract to satisfy section 7702, Midland may take whatever steps are appropriate and reasonable to attempt to cause the contract to comply with section 7702, including possibly refunding any premiums paid which exceed that lower amount (together with interest or such other earnings on any such premiums as is required by law).

If the Specified Amount of a contract is increased or decreased, the applicable premium limitation may change. During the first fifteen years of the contract, there are certain events that may create taxable ordinary income to You if at the time of the event there has been a gain in the contract. These events include:

A decrease in the Specified Amount;

A partial withdrawal;

A change from Option 2 to Option 1; or,

Any change that otherwise reduces benefits under the contract and that results in a cash distribution in order for the contract to continue to comply with Section 7702 relating to premium and cash value limitations.

Such income inclusion will also result, in certain circumstances, with respect to cash distributions made in anticipation of reductions in benefits under the contract.

Code Section 7702A affects the taxation of distributions (other than proceeds paid at the death of the insured) from certain variable life insurance contracts:

1. If premiums are paid more rapidly than the rate defined by a "7-Pay Test," the contract will be treated as a "modified endowment contract."

2. Any contract received in exchange for a contract classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether the contract received in the exchange meets the 7-Pay Test.

3. Loans, including unpaid loan interest, (as well as surrenders and withdrawals) from a modified endowment contract will be considered distributions.

4. Distributions (including loans) from a modified endowment contract will be taxed first as distribution of gain from the contract (to the extent that gain exists), and then as non-taxable recovery of basis.

5. An extra tax of 10% of any distribution includable in income will be imposed, unless such distributions are made (1) after You attain age 59 1/2, (2) on account of You becoming disabled, or (3) as substantially equal annuity payments over Your life or life expectancy.

For contracts not classified as modified endowment contacts, distributions will be taxed in accordance with the rules in effect prior to the enactment of Section 7702A.

A contract that is not a modified endowment contract may be classified as a modified endowment contract if it is "materially changed" and the materially changed contract fails to meet the 7-Pay Test and any distributions from such a contract will be taxed as explained above.

Material changes include a requested increase in death benefit or a change from Option 1 to Option 2. Before making any change to a contract, a competent tax advisor should be consulted.

Additionally, any life insurance contracts which are treated as modified endowment contracts and which are issued by Midland

National Life or any of its affiliates:

with the same person designated as the owner;
on or after June 21, 1988; and

within any single calendar year

will be aggregated and treated as one contract for purposes of determining any tax on distributions.

Even if a contract is not a modified endowment contract, loans at very low or no net cost may be treated as distributions for federal income tax purposes.

The Code (Section 817(h)) also authorizes the Secretary of the Treasury to set standards by regulation or otherwise for the investments of Separate Account A to be "adequately diversified" in order for Variable Universal Life 3 to be treated as a life insurance contract for federal tax purposes. Separate Account A, through the Funds, intends to comply with the diversification requirements established by the Secretary although We do not control the Funds. We believe Separate Account A will be adequately diversified to be treated as a life insurance contract for federal tax purposes.

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under Variable Universal Life 3 are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and contract values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of Separate Account A. In addition, Midland does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Midland therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of Separate Account A or to otherwise qualify Variable Universal Life 3 for favorable tax treatment.

Assuming a contract is a life insurance contract for federal income tax purposes, the contract should receive the same federal income tax treatment as fixed benefit life insurance. As a result, the life insurance proceeds payable under either benefit option should be excludable from the gross income of the beneficiary under Section 101 of the Code, and You should not be deemed to be in constructive receipt of the cash values under a contract until actual distribution.
A change of owners as well as a surrender or withdrawal, an assignment of the contract, a change from one death benefit option to another, and other changes reducing future death benefits may have tax consequences depending on the circumstances of such surrender or change. Upon complete surrender or when maturity benefits are paid, if the amount received plus the contract debt exceeds the total premiums paid that are not treated as previously withdrawn by You, the excess generally will be treated as ordinary income.
Federal estate and state or local estate, inheritance and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary.
A contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if You are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, You should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

   In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. For instance, the President's 1999 Budget Proposal has recommended legislation that, if enacted, would adversely modify the federal taxation of the contracts described in this prospectus. It is possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser could be consulted with respect to legislative development and their effect on a Contract.

Possible Charge for Midland's Taxes

At the present time, Midland makes no charge to the Separate Account for any Federal, state or local taxes (other than premium taxes) that it incurs which may be attributable to such Account or to the contracts. Midland, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the contracts.

If such a charge is made, it would be set aside as a provision for taxes which We would keep in the affected division rather than in Our
General Account. We anticipate that Our flexible premium variable life contractowners would benefit from any investment earnings that are not needed to maintain this provision.

Other Tax Considerations

The foregoing discussion is general and is not intended as tax advice.
If You are concerned about these tax implications, You should consult a competent tax adviser. This discussion is based on Our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these current laws and interpretations, and We do not make any guarantee as to the tax status of the contract. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

   In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or other means. For instance, the President's 1999 Budget Proposal has recommended legislation that, if enacted, would adversely modify the federal taxation of the contracts described in this prospectus. It is possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser could be consulted with respect to legislative development and their effect on a Contract.

PART 3: ADDITIONAL INFORMATION

YOUR VOTING RIGHTS AS AN OWNER

Fund Voting Rights

We invest the assets in the divisions of Our Separate Account in shares of the corresponding portfolios of the Funds. Midland is the legal owner of the shares and, as such, has the right to vote on certain matters. Among other things, We may vote to:

elect the Funds' Board of Directors,

ratify the selection of independent auditors for the Funds, and vote on any other matters described in the Funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote those shares at meetings of Fund shareholders according to Your instructions.

The Funds will determine how often shareholder meetings are held. As
We receive notice of these meetings, We will solicit Your voting instructions. The Funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contractowners, We will vote shares for which no instructions have been received in a portfolio in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any Fund shares that We are entitled to vote directly due to amounts We have accumulated in Our Separate Account in the same proportions that contractowners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict contractowner voting, We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Fund portfolios in which Your assets have been invested. We determine the number of Fund shares in each division that are attributable to Your contract by dividing the amount in Your Contract Fund allocated to that division by the net asset value of one share of the corresponding Fund portfolio as of the record date set by the Fund's Board for the Fund's shareholders meeting. The record date for this purpose must be at least 10 and no more than 90 days before the meeting of the Fund. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment policies of its portfolios. We will advise You if We do and give Our reasons in the next semiannual report to You.

Voting Privileges Of Participants In Other Companies

Currently, shares in the Funds are owned by other insurance companies to support their variable insurance products as well as Our Separate Account. Those shares generally will be voted according to the instructions of the owners of insurance contracts and contracts issued by those other insurance companies. In certain cases, an insurance company or some other owner of Fund shares may vote as they choose. This will dilute the effect of the voting instructions of the owners of Variable Universal Life 3. We do not foresee any disadvantage to this. Nevertheless, the Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We think any Fund action is insufficient, We will see that appropriate action is taken to protect Our contractowners.

OUR REPORTS TO CONTRACTOWNERS

Shortly after the end of the third, sixth, ninth, and twelfth Contract Month, We will send you a report that shows the current Death Benefit for Your contract, the value of Your Contract Fund, information about investment divisions, the Cash Surrender Value of Your contract, the amount of any outstanding contract loans that You may have, the amount of any interest that You owe on the loan and information about the current loan interest rate. The annual report will also show any transactions involving Your Contract Fund that occurred during the year. Transactions include Your premium allocations, Our deductions, and any transfers or withdrawals that You made in that year.

We will also send You semi-annual reports with financial information on the Funds, including a list of the investments held by each portfolio. In addition, Our report will also contain any other information that is required by the insurance supervisory official in the jurisdiction in which this insurance contract is delivered.

Notices will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.

LIMITS ON OUR RIGHT TO CHALLENGE THE CONTRACT

We can challenge the validity of Your insurance contract (based on material misstatements in the application) if it appears that the Insured Person is not actually covered by the contract, under Our rules.
However, there are some limits on how and when We can challenge the contract.

We cannot challenge the contract after it has been in effect, during the Insured Person's lifetime, for two years from the date the contract was issued or reinstated. (Some states may require Us to measure this in some other way.)

We cannot challenge any contract change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured Person's lifetime.
We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured Person in the event that the Insured Person becomes totally disabled. If the Insured Person dies within the time that We may challenge the validity of the contract, We may delay payment until We decide whether to challenge the contract.

If the Insured Person's age or sex is misstated on any application, the death benefit and any additional benefits provided will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured Person's correct age and sex.

If the Insured Person commits suicide within two years after the date on which the contract was issued or reinstated, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus the amount of any outstanding contract loan and loan interest and minus any partial withdrawals of Net Cash Surrender
Value. If the Insured Person commits suicide within two years after the effective date of an increase in Specified Amount that You requested, We will pay the Specified Amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date.)

YOUR PAYMENT OPTIONS

Contract benefits or other payments such as the Net Cash Surrender Value or Death Benefit may be paid immediately in one sum or You may choose another form of payment for all or part of the money. Payments under these options are not affected by the investment experience of any investment division of Our Separate Account.
Instead, interest accrues pursuant to the options chosen. If You do not arrange for a specific form of payment before the Insured Person dies, the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, the beneficiary cannot change Your choice after the Insured Person dies. Payment Options will also be subject to Our rules at the time of selection. Our consent is required when optional payment is selected and the payee is either an assignee or not a natural person. Currently, these alternate payment options are only available if the proceeds applied are $1,000 or more and any periodic payment will be at least $20.

You have the following payment options:

1. Deposit Option: The money will stay on deposit with Us for a period that You and We agree upon. You will receive interest on the money at a declared interest rate.

2. Installment Options: There are two ways that We pay installments:

a. Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specific number of years, for up to 30 years.

b. Fixed Amount: We will pay the sum in installments in an amount that You and We agree upon. We will pay the installments until We pay the original amount, together with any interest You have earned.

3. Monthly Life Income Option: We will pay the money as monthly income for life. You may choose any one of 4 ways to receive the income: We will guarantee payments for at least 10 years (called "10
Years Certain"); at least 20 years (called "20 Years Certain"); at least 5 years (called "5 Years Certain"); or payment only for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if a life only payment option is chosen and the payee dies after the first payment, only one payment will be made.

4. Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.
We guarantee interest under the Deposit Option at the rate of 2.75% a year, and under either Installment Option at 2.75% a year. We may also allow interest under the Deposit Option and under either Installment Option at a rate that is above the guaranteed rate.

The beneficiary or any other person who is entitled to receive payment may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.
We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect. This includes rules on the minimum amount We will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment), the naming of people who are entitled to receive payment and their successors, and the ways of proving age and survival.

You will make Your choice of a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See Your Beneficiary below). Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

YOUR BENEFICIARY

You name Your beneficiary when You apply for Your contract. The beneficiary is entitled to the insurance benefits of the contract. You may change the beneficiary during the Insured Person's lifetime by writing to Our Home Office. If no beneficiary is living when the Insured Person dies, We will pay the Death Benefit in equal shares to the Insured Person's surviving children. If there are no surviving children, We will pay the Death Benefit to the Insured Person's estate.

ASSIGNING YOUR CONTRACT

You may assign (transfer) Your rights in this contract to someone else as collateral for a loan or for some other reason. If You do, You must send a copy of the assignment to Our Home Office. We are not responsible for any payment We make or any action We take before We receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, Net Cash Surrender Value or loan proceeds within seven days after We receive the required form or request (and other documents that may be required for payment of death benefits) at Our Home Office. Death benefits are determined as of the date of death of the Insured Person and will not be affected by subsequent changes in the Accumulation Unit values of the investment divisions of Our Separate Account. We pay interest from the date of death to the date of payment.

We may, however, delay payment for one of more of the following reasons:

We contest the contract.

We cannot determine the amount of the payment because the New
York Stock Exchange is closed, because trading in securities has been restricted by the Securities and Exchange Commission, or because the SEC has declared that an emergency exists.

The SEC by order permits us to delay payment to protect our contractowners.

We may also delay any payment until Your premium checks have cleared Your bank.

We may defer payment of any loan amount, or withdrawal or surrender from the General Account, for up to six months after We receive Your request.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

MIDLAND'S SALES AND OTHER AGREEMENTS

Sales Agreements

The contract will be sold by individuals who, in addition to being licensed as life insurance agents for Midland National Life, are also registered representatives of Walnut Street Securities (WSS), the principal underwriter of the contracts, or broker-dealers which have entered into written sales agreements with WSS. WSS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The address for Walnut Street Securities is 670 Mason Ridge Center Drive, Suite 301, St. Louis, Missouri 63141.
During the first Contract Year, We will pay agents a commission of up to 70% of premiums paid. For subsequent years, the commission allowance may equal an amount up to 5% of premiums paid. Beyond the fifteenth Contract Year, We pay no commission. Certain persistency and production bonus may also be paid.

We may also sell Our contracts through broker-dealers registered with the Securities and Exchange Commission under the Securities
Exchange Act of 1934 which enter into selling agreements with us.
The commission for broker-dealers will be no more than that described above.

REGULATION

We are regulated and supervised by the South Dakota Insurance
Department. In addition, We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and approved by insurance officials in such states. As a result, the provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and that We are complying with applicable laws and regulations.

We are also subject to various federal securities laws and regulations.

   Year 2000 Compliance Issues

Midland National Life is currently in the process of updating their administrative systems to accommodate all Year 2000 issues. Midland does not anticipate any material financial impact in processing and completing the changes required to comply with the Year 2000 issues.

DISCOUNT FOR MIDLAND EMPLOYEES

Midland employees may receive a discount of up to 45 percent of first year premium. The discount will be effected by Midland paying the discount as the employee pays the qualifying premium. All other contract provisions will apply.

LEGAL MATTERS

The law firm of Sutherland, Asbill & Brennan, L.L.P., Washington,
DC, has provided advice regarding certain matters relating to federal securities laws.

LEGAL PROCEEDINGS

We are not involved in any material legal proceedings.

FINANCIAL AND ACTUARIAL

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company included in this prospectus and the registration statement have been audited by Coopers & Lybrand LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement. The address for Coopers & Lybrand LLP is IBM Park Building, Suite 1300, 650 Third Avenue South,
Minneapolis, MN 55402-4333. Such financial statements have been included herein in reliance upon such report given upon the authority of the firm as experts in accounting and auditing.
Actuarial matters in this prospectus have been examined by Russell A. Evenson, F.S.A., M.A.A.A., who is Senior Vice President and Actuary of Midland. His opinion on actuarial matters is filed as an exhibit to the Registration Statement We filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this prospectus with the Securities and Exchange Commission. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If You would like the additional information, You may obtain it from the SEC's main office in Washington, DC You will have to pay a fee for the material.


Management of Midland

Here is a list of our directors and officers.

Directors
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years

John C. Watson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Chairman of the Board

Chairman of the Board (October 1992 to present), Chairman of the Board and Chief Executive Officer (October 1992 to March 1997), Midland National Insurance Company; President and Director (1992 to present) Consolidated Investment Services, Inc.; Chairman of the Board, President, and Chief Executive Officer (December 1996 to present), Sammons Financial Holdings, Inc.; Chairman of the Board and Chief Executive Officer (December 1996 to present), North
American Company for Life and Health Insurance; President and
Director (1996 to present), Briggs ITD Corporation; Director (1996 to present), NACOLAH Holding Corporation; Director (1996 to present), North American Company for Life and Health of New York; Director
(1996 to present), NACOLAH Life Insurance Company; Director
(1996 to present), Institutional Founders Life Insurance Company; Chairman of the Board (1995-present), Midland Advisors Company; President and Director (1992 to present), CH Holdings, Inc.; Director, (1992 to present), Sammons Enterprises Inc.; Chairman of the Board and Chief Executive Officer (October 1992 to January 1997), Investors Life Insurance Company of Nebraska; President and Chief Operating Officer (1990 to October 1992), Franklin Life Insurance Company

Michael M. Masterson

Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Chief Executive Officer and President

Chief Executive Officer and President (March 1997 to present) President and Chief Operating Officer (March 1996 to February 1997), Executive Vice President-Marketing (March 1995 to February 1996), Midland National Life Insurance Company; President and Chief Operating Officer (March 1996 to December 1996), Executive Vice President-Marketing (March 1995 to February 1996), Investors Life Insurance Company of Nebraska; Vice President - Individual Sales (prior thereto), Northwestern National Life

   William D. Sims
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Senior Vice President-Administration

Senior Vice President-Administration (since 1986), Midland National Life Insurance Company; Senior Vice President-Administration (1986 to 1996), Investors Life Insurance Company of Nebraska.

Russell A. Evenson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Senior Vice President and Chief Actuary

Senior Vice President and Chief Actuary (March 1996 to present), Senior Vice President and Actuary (prior thereto), Midland National Life Insurance Company; Senior Vice President and Chief Actuary (March 1996 to December 1996), Senior Vice President and Actuary (prior thereto), Investors Life Insurance Company of Nebraska; Vice President and Chief Actuary (1990 to 1993), Professional Insurance Corporation

John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

   ExecutiveSenior Vice President and Chief Financial Officer

   Executive Vice President (January 1998 to present), Midland National Life Insurance Company; Senior Vice President and Chief Financial
Officer (October 1993 to 1998present)    , Midland National Life
Insurance Company; Treasurer (January 1996 to present), Briggs ITD Corp.; Treasurer (March 1996 to present), Sammons Financial
Holdings, Inc.; Treasurer (November 1993 to present), CH Holdings; Treasurer (November 1993 to present), Consolidated Investment
Services, Inc.; Treasurer (November 1993 to present), Richmond
Holding Company, L.L.C.; Senior Vice President and Chief Financial Officer (October 1993 to December 1996), Investors Life Insurance Company of Nebraska; Partner (prior thereto), Ernst and Young

Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Senior Vice President and Chief Marketing Officer

Senior Vice President and Chief Marketing Officer (March 1997 to present), Senior Vice President-Sales (August 1996 to February 1997), Midland National Life Insurance Company; Senior Vice President-
Sales (prior thereto), Penn Mutual Life Insurance

Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201

Board of Directors Member

President and Director (since 1988), Sammons Enterprises, Inc.

James N. Whitson
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201

Board of Directors Member

Executive Vice President (since 1989), Sammons Enterprises, Inc.

Executive Officers (other than Directors)
Name and
Business Address

Principal Occupation

Principal Occupation During Past Five Years

E John Fromelt
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Chief Investment Officer

Chief Investment Officer (since 1990), Midland National Life
Insurance Company; President (since August 1995), Midland Advisors Company; Chief Investment Officer (1996 to present), North
American Company for Life and Health; Chief Investment Officer
(1990-1996), Investors Life Insurance Company of Nebraska

Jack L. Briggs
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Vice President, Secretary, and General Counsel

Vice President, Secretary and General Counsel (since 1978), Midland National Life Insurance Company; Vice President, Secretary, and
General Counsel (1978 to 1996), Investors Life Insurance Company of
Nebraska

Gary W. Helder
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Vice President- Policy Administration

Vice President-Policy Administration (since 1991), Midland National Life Insurance Company; Vice President-Policy Administration (1991-
1996), Investors Life Insurance Company of Nebraska

Robert W. Buchanan
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Vice President- Marketing Services

Vice President-Marketing Services (March 1996 to present), Second
Vice President-Sales Development (prior thereto), Midland National Life Insurance Company; Second Vice President-Sales Development
(1983 to 1996), Investors Life Insurance Company of Nebraska

   Thomas M. Meyer
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193

Vice President and
Chief Financial Officer

Vice President and Chief Financial Officer (January 1998 to present), Second Vice President and Controller (1995 to 1998), Midland
National Life Insurance Company.




Appendix

Illustrations of Contract Funds, Cash Surrender Values and Death
Benefits

Following are a series of tables that illustrate how the contract funds, cash surrender values, and death benefits of a contract change with the investment performance of the Funds. The tables show how the contract funds, cash surrender values, and death benefits of a contract issued to an insured of a given age and given premium would vary over time if the return on the assets held in each Portfolio of the Funds were a constant gross, after tax annual rate of 0%, 6%, or 12%. The tables on pages 31 through 33 illustrate a contract issued to a male, age 25, under a standard rate preferred non-smoker underwriting risk classification. The tables on pages 34 through 36 illustrate a contract issued to a male, age 40, under a standard rate preferred non-smoker underwriting risk classification. The contract funds, cash surrender values, and death benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual contract years.

The amount of the contract fund exceeds the cash surrender value during the first fifteen contract years due to the surrender charge. For contract years sixteen and after, the contract fund and cash surrender value are equal, since the surrender charge has reduced to zero.
The second column shows the accumulation value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the contract funds and the fourth and seventh columns illustrate the cash surrender values of the contract over the designated period. The contract funds shown in the third column and the cash values shown in the fourth column assume the monthly charge for cost of insurance is based upon the current cost of insurance rates. The contract funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly charge for cost of insurance is based upon the cost of insurance rates that we guarantee. The maximum cost of insurance rates allowable under the contract are based on the Commissioner's 1980 Standard Ordinary Mortality Table.
The fifth and eighth columns illustrate the death benefit of a contract over the designated period. The illustrations of death benefits reflect the same assumptions as the contract fund and cash surrender values.
The death benefit values also vary between tables, depending upon whether Option 1 or Option 2 death benefits are illustrated.

The amounts shown for the death benefit, contract funds, and cash surrender values reflect the fact that the net investment return of the divisions of our Separate Account is lower than the gross, after-tax return on the assets in the Funds, as a result of expenses paid by the Funds and charges levied against the divisions of our Separate
Account. The illustrations also reflect the 4% sales charge deduction from each premium, the 2.5% premium tax deduction from each premium and the $7.00 per month expense charge (for the first fifteen years on a current basis) as well as current and guaranteed cost of insurance charges.

The contract values shown assume daily investment advisory fees and
operating expenses equivalent to an annual rate of    .75%.79%     of the
aggregate average daily net assets of the Portfolios of the Funds (the average rate of the Portfolios for the period ending December 31,
   19971996    ). The actual fees and expenses associated with the contract
may be more or less than    .75%.79%     and will depend on how
allocations are made to each investment division. The contract values also take into account a daily charge to each division of Separate
Account A for assuming mortality and expense risks and
administrative charges which is equivalent to a charge at an annual rate of .90% (.50% after year 10 on a current basis) of the average net assets of the divisions of Separate Account A. After deductions of these amounts, the illustrated gross investment rates of 0%, 6%, and
12% correspond to approximate net annual rates of    -1.65%-1.69%,
4.35%4.31%, and 10.35%10.31%, respectively (-1.29%,
-1.25%, 4.75%4.71%, 10.75%10.71%     after year 10 on a current basis).

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the contract funds, cash surrender values, and death benefits illustrated.

The tables illustrate the contract values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no contract loans have been made.
The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the contract owner varied the amount or frequency of premium payments. The tables also assume that the contract owner has not requested an increase or decrease in Specified Amount, that no withdrawals have been made and no withdrawal charges imposed, that no contract loans have been taken, and that no transfers have been made and no transfer charges imposed.


		   MIDLAND NATIONAL LIFE INSURANCE COMPANY
		FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

DEATH BENEFIT OPTION 1                  ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 25  ANNUAL RATE OF RETURN: 0%
$100,000 INITIAL SPECIFIED AMOUNT       ASSUMED ANNUAL PREMIUM(1): $ 750

         PREMIUMS                ASSUMING CURRENT COSTS             ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER   DEATH      CONTRACT    SURRENDER      DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)    BENEFIT(2) FUND(2)     VALUE(2)       BENEFIT(2)
	1         788                     494         19         100,000    453          -23           100,000
	2       1,614                     981        468         100,000    910          397           100,000
	3       2,483                   1,448        897         100,000  1,361          811           100,000
	4       3,394                   1,908      1,320         100,000  1,805        1,217           100,000
	5       4,351                   2,361      1,735         100,000  2,243        1,617           100,000

	6       5,357                   2,807      2,144         100,000  2,673        2,010           100,000
	7       6,412                   3,246      2,546         100,000  3,098        2,397           100,000
	8       7,520                   3,679      2,941         100,000  3,504        2,766           100,000
	9       8,683                   4,105      3,329         100,000  3,904        3,129           100,000
	10      9,905                   4,524      3,711         100,000  4,287        3,474           100,000

	11      11,188                  4,958      4,249         100,000  4,664        3,956           100,000
	12      12,535                  5,375      4,783         100,000  5,025        4,433           100,000
	13      13,949                  5,776      5,313         100,000  5,369        4,906           100,000
	14      15,434                  6,162      5,843         100,000  5,696        5,377           100,000
	15      16,993                  6,532      6,373         100,000  6,008        5,848           100,000

	16      18,630                  6,977      6,977         100,000  6,293        6,293           100,000
	17      20,349                  7,406      7,406         100,000  6,563        6,563           100,000
	18      22,154                  7,809      7,809         100,000  6,807        6,807           100,000
	19      24,049                  8,196      8,196         100,000  7,025        7,025           100,000
	20      26,039                  8,558      8,558         100,000  7,218        7,218           100,000

	21      28,129                  8,894      8,894         100,000  7,387        7,387           100,000
	22      30,323                  9,216      9,216         100,000  7,532        7,532           100,000
	23      32,627                  9,524      9,524         100,000  7,642        7,642           100,000
	24      35,045                  9,808      9,808         100,000  7,729        7,729           100,000
	25      37,585                 10,079     10,079         100,000  7,781        7,781           100,000

	30      52,321                 11,133     11,133         100,000  7,334        7,334           100,000

	35      71,127                 11,478     11,478         100,000  5,149        5,149           100,000

	40      95,130                 10,335     10,335         100,000      0            0                 0

ASSUMES A $750 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

		       MIDLAND NATIONAL LIFE INSURANCE COMPANY
		  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

DEATH BENEFIT OPTION 1                      ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 25      ANNUAL RATE OF RETURN: 6%
$100,000 INITIAL SPECIFIED AMOUNT           ASSUMED ANNUAL PREMIUM(1): $ 750

        		PREMIUMS                ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER   DEATH            CONTRACT     SURRENDER    DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)    BENEFIT(2)       FUND(2)      VALUE(2)     BENEFIT(2)
	1         788                     530         54          100,000          487          12           100,000
	2       1,614                   1,083        570          100,000        1,008         495           100,000
	3       2,483                   1,649      1,099          100,000        1,553       1,003           100,000
	4       3,394                   2,241      1,653          100,000        2,122       1,534           100,000
	5       4,351                   2,859      2,233          100,000        2,717       2,092           100,000

	6       5,357                   3,504      2,841          100,000        3,339       2,676           100,000
	7       6,412                   4,179      3,478          100,000        3,988       3,288           100,000
	8       7,520                   4,883      4,145          100,000        4,655       3,917           100,000
	9       8,683                   5,619      4,844          100,000        5,352       4,577           100,000
	10      9,905                   6,388      5,575          100,000        6,070       5,257           100,000

	11      11,188                  7,220   6,511             100,000        6,819       6,110           100,000
	12      12,535                  8,080   7,488             100,000        7,591       6,999           100,000
	13      13,949                  8,972   8,509             100,000        8,387       7,924           100,000
	14      15,434                  9,896   9,577             100,000        9,208       8,889           100,000
	15      16,993                 10,854  10,695             100,000       10,055       9,896           100,000

	16      18,630                 11,942  11,942             100,000       10,919      10,919           100,000
	17      20,349                 13,072  13,072             100,000       11,812      11,812           100,000
	18      22,154                 14,237  14,237             100,000       12,725      12,725           100,000
	19      24,049                 15,449  15,449             100,000       13,659      13,659           100,000
	20      26,039                 16,701  16,701             100,000       14,615      14,615           100,000

	21      28,129                 17,996  17,996             100,000       15,596      15,596           100,000
	22      30,323                 19,346  19,346             100,000       16,602      16,602           100,000
	23      32,627                 20,755  20,755             100,000       17,625      17,625           100,000
	24      35,045                 22,215  22,215             100,000       18,677      18,677           100,000
	25      37,585                 23,741  23,741             100,000       19,750      19,750           100,000

	30      52,321                 32,387  32,387             100,000       25,295      25,295           100,000

	35      71,127                 42,975  42,975             100,000       30,820      30,820           100,000

	40      95,130                 55,742  55,742             100,000       35,569      35,569           100,000

ASSUMES A $750 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
CONTRACT

DEATH BENEFIT OPTION 1                      ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 25      ANNUAL RATE OF RETURN: 12%
$100,000 INITIAL SPECIFIED AMOUNT           ASSUMED ANNUAL PREMIUM(1): $ 750

         		PREMIUMS                ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER    DEATH           CONTRACT    SURRENDER     DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)     BENEFIT(2)      FUND(2)     VALUE(2)      BENEFIT(2)
	1       788                      566           90        100,000          522           46          100,000
	2       1,614                  1,190          677        100,000        1,111          598          100,000
	3       2,483                  1,868        1,318        100,000        1,761        1,211          100,000
	4       3,394                  2,617        2,029        100,000        2,481        1,893          100,000
	5       4,351                  3,445        2,819        100,000        3,276        2,650          100,000

	6       5,357                  4,359        3,696        100,000        4,154        3,491          100,000
	7       6,412                  5,369        4,668        100,000        5,125        4,424          100,000
	8       7,520                  6,484        5,746        100,000        6,186        5,448          100,000
	9       8,683                  7,717        6,942        100,000        7,358        6,583          100,000
	10      9,905                  9,079        8,266        100,000        8,642        7,829          100,000

	11      11,188                10,623        9,914        100,000       10,062        9,353          100,000
	12      12,535                12,323       11,731        100,000       11,620       11,028          100,000
	13      13,949                14,197       13,735        100,000       13,331       12,868          100,000
	14      15,434                16,266       15,947        100,000       15,212       14,893          100,000
	15      16,993                18,549       18,390        100,000       17,281       17,122          100,000
	16      18,630                21,168       21,168        100,000       19,549       19,549          100,000
	17      20,349                24,063       24,063        100,000       22,047       22,047          100,000
	18      22,154                27,258       27,258        100,000       24,792       24,792          100,000
	19      24,049                30,794       30,794        100,000       27,811       27,811          100,000
	20      26,039                34,702       34,702        100,000       31,134       31,134          100,000

	21      28,129                39,025       39,025        100,000       34,796       34,796          100,000
	22      30,323                43,819       43,819        100,000       38,835       38,835          100,000
	23      32,627                49,137       49,137        100,000       43,286       43,286          100,000
	24      35,045                55,031       55,031        108,412       48,205       48,205          100,000
	25      37,585                61,576       61,576        117,610       53,637       53,637          102,447

	30      52,321               106,933      106,933        167,885       90,809       90,809          142,570

	35      71,127               184,439      184,439        247,148      154,040      154,040          206,413

	40      95,130               320,376      320,376        390,858      267,291      267,291          326,096

ASSUMES A $750 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
CONTRACT

DEATH BENEFIT OPTION 1                  ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 40  ANNUAL RATE OF RETURN: 0%
$100,000 INITIAL SPECIFIED AMOUNT       ASSUMED ANNUAL PREMIUM(1): $1500

	       	PREMIUMS                ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER    DEATH           CONTRACT    SURRENDER       DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)     BENEFIT(2)      FUND(2)     VALUE(2)        BENEFIT(2)
	1       1,575                   1,114         458         100,000          1,061        405           100,000
	2       3,229                   2,200       1,469         100,000          2,096      1,365           100,000
	3       4,965                   3,247       2,441         100,000          3,093      2,287           100,000
	4       6,788                   4,268       3,387         100,000          4,053      3,172           100,000
	5       8,703                   5,252       4,295         100,000          4,978      4,022           100,000

	6       10,713                  6,199       5,168         100,000          5,869      4,837           100,000
	7       12,824                  7,123       6,016         100,000          6,725      5,619           100,000
	8       15,040                  8,023       6,841         100,000          7,538      6,356           100,000
	9       17,367                  8,889       7,633         100,000          8,318      7,062           100,000
	10      19,810                  9,733       8,401         100,000          9,057      7,726           100,000

	11      22,376                 10,599       9,427         100,000          9,744      8,572           100,000
	12      25,069                 11,436      10,448         100,000         10,381      9,393           100,000
	13      27,898                 12,244      11,466         100,000         10,968     10,190           100,000
	14      30,868                 13,025      12,482         100,000         11,486     10,943           100,000
	15      33,986                 13,779      13,506         100,000         11,947     11,674           100,000

	16      37,261                 14,597      14,597         100,000         12,331     12,331           100,000
	17      40,699                 15,377      15,377         100,000         12,640     12,640           100,000
	18      44,309                 16,122      16,122         100,000         12,873     12,873           100,000
	19      48,099                 16,822      16,822         100,000         13,013     13,013           100,000
	20      52,079                 17,468      17,468         100,000         13,059     13,059           100,000

	21      56,258                 18,052      18,052         100,000         13,001     13,001           100,000
	22      60,646                 18,574      18,574         100,000         12,820     12,820           100,000
	23      65,253                 19,027      19,027         100,000         12,494     12,494           100,000
	24      70,091                 19,401      19,401         100,000         12,012     12,012           100,000
	25      75,170                 19,689      19,689         100,000         11,350     11,350           100,000

	30      104,641                19,495      19,495         100,000          4,568      4,568           100,000

	35      142,254                16,250      16,250         100,000              0          0                 0

	40      190,260                 7,867       7,867         100,000              0          0                 0

ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
CONTRACT

DEATH BENEFIT OPTION 1                  ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 40  ANNUAL RATE OF RETURN: 6%
$100,000 INITIAL SPECIFIED AMOUNT       ASSUMED ANNUAL PREMIUM(1): $1500

       		PREMIUMS                ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER    DEATH           CONTRACT    SURRENDER       DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)     BENEFIT(2)      FUND(2)     VALUE(2)        BENEFIT(2)
	1       1,575                    1,190          533       100,000         1,135         479            100,000
	2       3,229                    2,421        1,690       100,000         2,310       1,579            100,000
	3       4,965                    3,685        2,879       100,000         3,516       2,710            100,000
	4       6,788                    4,995        4,114       100,000         4,754       3,873            100,000
	5       8,703                    6,342        5,386       100,000         6,027       5,071            100,000

	6       10,713                   7,729        6,698       100,000         7,337       6,306            100,000
	7       12,824                   9,169        8,063       100,000         8,686       7,580            100,000
	8       15,040                  10,665        9,484       100,000        10,066       8,885            100,000
	9       17,367                  12,209       10,953       100,000        11,490      10,234            100,000
	10      19,810                  13,814       12,483       100,000        12,951      11,620            100,000

	11      22,376                  15,545       14,374       100,000        14,439      13,268            100,000
	12      25,069                  17,344       16,357       100,000        15,960      14,972            100,000
	13      27,898                  19,216       18,438       100,000        17,514      16,736            100,000
	14      30,868                  21,165       20,621       100,000        19,087      18,543            100,000
	15      33,986                  23,195       22,922       100,000        20,690      20,416            100,000

	16      37,261                  25,406       25,406       100,000        22,308      22,308            100,000
	17      40,699                  27,706       27,706       100,000        23,945      23,945            100,000
	18      44,309                  30,101       30,101       100,000        25,604      25,604            100,000
	19      48,099                  32,590       32,590       100,000        27,272      27,272            100,000
	20      52,079                  35,172       35,172       100,000        28,952      28,952            100,000

	21      56,258                  37,847       37,847       100,000        30,642      30,642            100,000
	22      60,646                  40,626       40,626       100,000        32,327      32,327            100,000
	23      65,253                  43,510       43,510       100,000        33,998      33,998            100,000
	24      70,091                  46,503       46,503       100,000        35,651      35,651            100,000
	25      75,170                  49,613       49,613       100,000        37,275      37,275            100,000

	30      104,641                 67,236       67,236       100,000        44,720      44,720            100,000

	35      142,254                 90,238       90,238       100,000        49,546      49,546            100,000

	40      190,260                123,114      123,114       129,270        47,187      47,187            100,000

ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
CONTRACT

DEATH BENEFIT OPTION 1                  ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 40  ANNUAL RATE OF RETURN: 12%
$100,000 INITIAL SPECIFIED AMOUNT       ASSUMED ANNUAL PREMIUM(1): $1500

       		PREMIUMS                ASSUMING CURRENT COSTS                   ASSUMING GUARANTEED COSTS
	END     ACCUMULATED
	OF      AT 5% INTEREST          CONTRACT    SURRENDER   DEATH            CONTRACT    SURRENDER    DEATH
	YEAR    PER YEAR                FUND(2)     VALUE(2)    BENEFIT(2)       FUND(2)     VALUE(2)     BENEFIT(2)
	1       1,575                   1,265          609      100,000            1,209         553       100,000
	2       3,229                   2,652        1,921      100,000            2,534       1,803       100,00
	3       4,965                   4,160        3,354      100,000            3,976       3,170       100,000
	4       6,788                   5,817        4,935      100,000            5,547       4,666       100,000
	5       8,703                   7,625        6,669      100,000            7,262       6,306       100,000

	6      10,713                   9,603        8,571      100,000            9,138       8,107       100,000
	7      12,824                  11,780       10,674      100,000           11,193      10,087       100,000
	8      15,040                  14,178       12,997      100,000           13,436      12,255       100,000
	9      17,367                  16,812       15,555      100,000           15,900      14,643       100,000
	10     19,810                  19,717       18,385      100,000           18,599      17,267       100,000

	11     22,376                  23,007       21,835      100,000           21,551      20,379       100,000
	12     25,069                  26,645       25,658      100,000           24,786      23,799       100,000
	13     27,898                  30,671       29,893      100,000           28,340      27,562       100,000
	14     30,868                  35,131       34,587      100,000           32,233      31,690       100,000
	15     33,986                  40,074       39,801      100,000           36,517      36,244       100,000

	16     37,261                  45,655       45,655     100,000            41,226      41,226       100,000
	17     40,699                  51,846       51,846     100,000            46,416      46,416       100,000
	18     44,309                  58,719       58,719     100,000            52,151      52,151       100,000
	19     48,099                  66,354       66,354     100,000            58,492      58,492       100,000
	20     52,079                  74,841       74,841     100,286            65,523      65,523       100,000

	21     56,258                  84,285       84,285     109,571            73,339      73,339       100,000
	22     60,646                  94,813       94,813     121,361            82,045      82,045       105,018
	23     65,253                 106,566      106,566     134,273            91,772      91,772       115,633
	24     70,091                 119,710      119,710     148,440           102,679     102,679       127,322
	25     75,170                 134,440      134,440     164,017           114,955     114,955       140,245

	30    104,641                 241,476      241,476     280,112           206,904     206,904       240,009

	35    142,254                 444,946      444,946     476,092           404,076     404,076       432,361

	40    190,260                 863,700      863,700     906,885           925,876     925,876       972,170

ASSUMES A $1500 PREMIUM IS PAID AT THE BEGINNING OF
EACH CONTRACT YEAR. VALUES WOULD BE DIFFERENT IF
PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR
IN DIFFERENT AMOUNTS.

ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS
HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN THE
ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN
SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD
NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE
INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE
SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE
OWNER AND DIFFERENT INVESTMENT RATES OF RETURN
FOR THE FUND SERIES. THE CONTRACT FUND, SURRENDER
VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL
INVESTMENT RATES OF RETURN AVERAGED OVER A
PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW
THOSE AVERAGES FOR THE INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND,
THE SEPARATE ACCOUNT, OR THE FUND THAT THIS
ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY
PERIOD OF TIME.

Financial Statements

The financial statements of Midland National Life Insurance Company included in this prospectus should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing upon the investment performance of the assets held in the separate account.




2    VARIABLE UNIVERSAL LIFE 3

VARIABLE UNIVERSAL LIFE 3    1

6234PMP.TXT

Midland National Life Insurance Company
Separate Account A

Financial Statements
For the Years Ended December 31, 1997, 1996, and 1995


C o n t e n t s                            	Page(s)


Report of Independent Accountants               1

Statement of Assets and Liabilities             2-3

Statements of Operations and Changes in Net Assets    4-8

Notes to Financial Statements                   9-13


REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors
Midland National Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Midland National Life Separate Account A (comprising, respectively, the portfolios of the Variable Insurance Products Fund, the Variable
Insurance Products Fund II, the Variable Insurance Products Fund III, and the American Century Variable Portfolios, Inc.) as of December 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Midland National Life Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.



Minneapolis, Minnesota
March 17, 1998


MIDLAND NATIONAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
as of DECEMBER 31, 1997

                                                  								       Value
                                                  								       Per
	     ASSETS                                       Shares       Share

Investments at net asset value:
	Variable Insurance Products Fund:
	Money Market Portfolio (cost $1,393,023)          1,393,023   $   1.00        $    1,393,023
	High Income Portfolio (cost $2,602,845)             208,467      13.58             2,830,980
	Equity-Income Portfolio (cost $8,561,981)           416,742      24.28            10,118,500
	Growth Portfolio (cost $14,426,025)                 461,790      37.10            17,132,404
	Overseas Portfolio (cost $3,521,053)                193,137      19.20             3,708,222

	Variable Insurance Products Fund II:
	Asset Manager Portfolio (cost $5,118,653)           325,640      18.01             5,864,777
	Investment Grade Bond Portfolio (cost $780,570)      65,585      12.56               823,750
	Index 500 Portfolio (cost $3,994,020)                39,922     114.39             4,566,701
	Contrafund Portfolio (cost $4,525,400)              255,867      19.94             5,101,986
	Asset Manager Growth Portfolio (cost $1,171,954)     79,747      16.36             1,304,663

	Variable Insurance Products Fund III:
	Balanced Portfolio (cost $119,638)                    8,352      14.58               121,777
	Growth & Income Portfolio (cost $213,483)            17,100      12.53               214,268
	Growth Opportunities Portfolio (cost $520,908)       28,239      19.27               544,175

	American Century Variable Portfolios, Inc.:
	Balanced Portfolio (cost $51,539)                     6,323       8.24                52,097
	Capital Appreciation Portfolio (cost $78,339)         7,542       9.68                73,008
	International Portfolio (cost $199,061)              29,198       6.84               199,713
	Value Portfolio (cost $137,346)                      20,139       6.93               139,559

	Total investments (cost $47,415,838)                                         $    54,189,603


	 LIABILITIES

	 Total liabilities                                                            $          -

	 Net assets                                                                   $    54,189,603


The accompanying notes are an integral part of the financial statements.


MIDLAND NATIONAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES - (Continued) as of DECEMBER 31, 1997

	NET ASSETS                                Units               Value

Net assets represented by:
	Variable Insurance Products Fund:
	Money Market Portfolio                    97,203              $ 14.33    $   1,393,023
	High Income Portfolio                    109,231                25.92        2,830,980
	Equity-Income Portfolio                  299,834                33.75       10,118,500
	Growth Portfolio                         467,695                36.63       17,132,404
	Overseas Portfolio                       182,042                20.37        3,708,222

	Variable Insurance Products Fund II:
	Asset Manager Portfolio                  244,581                23.98        5,864,777
	Investment Grade Bond Portfolio           51,656                15.95          823,750
	Index 500 Portfolio                      232,667                19.63        4,566,701
	Contrafund Portfolio                     314,162                16.24        5,101,986
	Asset Manager Growth Portfolio            82,904                15.74        1,304,663

	Variable Insurance Products Fund III:
	Balanced Portfolio                        10,860                11.21          121,777
	Growth & Income Portfolio                 17,880                11.98          214,268
	Growth Opportunities Portfolio            45,554                11.95          544,175

	American Century Variable Portfolios, Inc.:
	Balanced Portfolio                         4,655                11.19           52,097
	Capital Appreciation Portfolio             6,775                10.78           73,008
	International Portfolio                   18,903                10.56          199,713
	Value Portfolio                           11,732                11.90          139,559

	Net assets                                                               $  54,189,603


The accompanying notes are an integral part of the financial statements.

3


		MIDLAND NATIONAL LIFE INSURANCE COMPANY
		      SEPARATE ACCOUNT A

	  STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995

                                         								    Combined

                                          							1997           1996          1995
Investment income:
	Dividend income                              $  676,790     $  353,783    $  235,744
	Capital gains distributions                   1,587,492        907,775       115,007

                                   						      2,264,282      1,261,558       350,751
	Expenses:
	Administrative expense                           84,730         52,416        31,601
	Mortality and expense risk                      427,879        237,175       142,636

Net investment income (loss)                   1,751,673        971,967       176,514

Realized and unrealized gains(losses) on investments:
	Net realized gains(losses) on investments     2,741,725      1,387,105       553,768
	Net unrealized appreciation(depreciation) on
	investments                                   3,254,492        735,339     2,816,691

Net realized and unrealized gains(losses) on
	investments                                   5,996,217      2,122,444     3,370,459

Net increase(decrease) in net assets resulting from
	operations                                 $  7,747,890   $  3,094,411  $  3,546,973

Net assets at beginning of year             $ 32,499,879   $ 19,649,521  $ 11,518,208
Net increase(decrease) in net assets resulting
	from operations                               7,747,890      3,094,411     3,546,973

Capital shares transactions:
	Net premiums                                 21,376,417     14,348,315     7,502,546
	Transfers of policy loans                    (1,016,654)      (633,495)     (394,995)
	Transfers of cost of insurance               (4,261,689)    (2,927,460)   (1,781,520)
	Transfers of surrenders                      (2,042,224)      (998,919)     (725,170)
	Transfers of death benefits                     (38,948)       (13,892)       (2,316)
	Transfers of other terminations                 (75,068)       (18,602)      (14,205)
	Interfund transfers                                 -              -             -

Net increase in net assets from capital share
	transactions                                 13,941,834      9,755,947     4,584,340

Total increase in net assets                  21,689,724     12,850,358     8,131,313

Net assets at end of year                  $  54,189,603  $  32,499,879 $  19,649,521

The accompanying notes are an integral part of the financial statements.

			                             Variable Insurance Products Fund
   		Money Market Portfolio                                      High Income Portfolio

   	1997       1996        1995                              1997       1996        1995

 $   94,654  $  58,559  $   24,560                         $  104,881 $  65,229  $   34,582
    	  -          -           -                                12,963    12,762        -

   	94,654     58,559      24,560                            117,844    77,991      34,582

   	 3,462      2,241         875                              3,598     2,332       1,308
	   16,588     10,139       3,958                             18,244    10,553       5,906

   	74,604     46,179      19,727                             96,002    65,106      27,368

   	  -          -           -                                42,799    49,881      (5,589)

   	  -          -           -                               137,622    19,282      88,560


   	  -          -           -                               180,421    69,163          82,971


 $     74,604   $  46,179  $   19,727                        $   276,423 $ 134,269 $  110,339

 $  1,672,741   $ 589,269  $  212,950                        $ 1,421,414       $       815,627 $       482,015

       74,604      46,179      19,727                            276,423               134,269         110,339


    1,828,298     857,355     413,585                            876,690               841,221         399,047
       18,183      (9,004)     (2,496)                           (37,241)              (41,674)        (15,746)
     (119,358)    (94,185)    (45,281)                          (207,138)             (159,359)        (95,111)
     (914,181)   (187,306)     (9,216)                           (78,445)              (54,152)        (63,603)
       	 (130)       -            -                               (1,051)                  -              -
       (1,028)       (224)        -                               (1,570)                 (447)         (1,314)
   (1,166,106)    470,657         -                              581,898              (114,071)           -


     (354,322)  1,037,293     356,592                          1,133,143               471,518         223,273

     (279,718)  1,083,472     376,319                          1,409,566               605,787         333,612

 $  1,393,023 $ 1,672,741   $ 589,269                      $   2,830,980         $   1,421,414      $  815,627

			   MIDLAND NATIONAL LIFE INSURANCE COMPANY
				 SEPARATE ACCOUNT A

	    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - (Continued)
		  for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995

						 Variable Insurance Products Fund
                                       						      Equity-Income Portfolio

                                        							 1997       1996        1995
Investment income:
	Dividend income                         $     107,918   $  6,019   $  67,980
	Capital gains distributions                   542,585    172,545     105,457

                                   						      650,503    178,564     173,437
	Expenses:
	Administrative expense                         16,434      9,932       5,693
	Mortality and expense risk                     80,523     44,942      25,786

Net investment income (loss)                   553,546    123,690     141,958

Realized and unrealized gains(losses) on investments:
	Net realized gains(losses) on investments     465,017    344,216     118,598
	Net unrealized appreciation(depreciation) on
	investments                                   820,036    112,077     566,696

Net realized and unrealized gains(losses) on
	investments                                 1,285,053    456,293     685,294

Net increase(decrease) in net assets resulting from
	operations                                $ 1,838,599  $ 579,983  $  827,252

Net assets at beginning of year            $ 6,148,229  $3,721,811 $1,952,718
Net increase(decrease) in net assets resulting
	from operations                             1,838,599     579,983    827,252

Capital shares transactions:
	Net premiums                                3,188,435   2,820,841       1,361,317
	Transfers of policy loans                    (198,994)   (114,290)       (57,976)
	Transfers of cost of insurance               (757,555)   (533,174)      (301,032)
	Transfers of surrenders                      (171,987)    (93,138)       (55,313)
	Transfers of death benefits                   (16,504)       (131)          (264)
	Transfers of other terminations               (17,833)     (4,334)        (4,891)
	Interfund transfers                           106,110    (229,339)             -

Net increase in net assets from capital share
	transactions                                2,131,672   1,846,435         941,841

Total increase in net assets                  3,970,271   2,426,418       1,769,093

Net assets at end of year                $   10,118,500 $ 6,148,229     $ 3,721,811

The accompanying notes are an integral part of the financial statements.


				   Variable Insurance Products Fund
            		Growth Portfolio                        Overseas Portfolio
       		1997       1996       1995              1997       1996       1995

	  $   80,524  $  22,193  $  26,217        $   47,188   $  20,685  $  4,975
	     360,439    560,363        -             187,323      22,754     4,975
	     440,963    582,556     26,217           234,511      43,439     9,950

	      28,874     19,895     12,891             6,468       4,298     2,977
	     152,938     90,025     55,214            17,378      19,450    16,273

	     259,151    472,636    (41,888)          210,665      19,691    (9,300)


	   1,336,185    700,698     377,876          154,287      58,004     55,223

	   1,180,231        469   1,483,959          (83,491)    155,462     99,903


	   2,516,416    701,167   1,861,835           70,796     213,466    155,126


	$  2,775,567 $1,173,803 $ 1,819,947      $   281,461  $  233,157 $  145,826

	$ 11,699,876 $7,817,338 $ 4,508,874      $ 2,587,815  $1,723,792 $1,212,949

	   2,775,567  1,173,803   1,819,947          281,461     233,157    145,826


	   5,149,531  4,390,266   2,541,252        1,410,695   1,053,155    779,465
	    (446,688)  (252,514)   (187,011)         (91,175     (59,815)   (48,974)
	  (1,357,432)(1,059,362)   (671,659)        (324,642    (263,297)  (211,845)
	    (354,778)  (309,025)   (188,163)         (94,010     (73,670)  (152,057)
	     (14,755)   (10,342)     (1,816)          (3,223)        (83)         -
	     (34,808)    (6,455)     (4,086)          (2,361)     (1,405)    (1,572)
	    (284,109)   (43,833)          -          (56,338)    (24,019)         -

	   2,656,961  2,708,735   1,488,517          838,946     630,866    365,017

	   5,432,528  3,882,538   3,308,464        1,120,407     864,023    510,843

	$ 17,132,404 $11,699,876 $7,817,338       $3,708,222 $ 2,587,815 $1,723,792

			     MIDLAND NATIONAL LIFE INSURANCE COMPANY
				     SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - (Continued) for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995

						Variable Insurance Products Fund II
                                        							 Asset Manager Portfolio
                                    						      1997               1996        1995
Investment income:
	Dividend income                          $  158,180         $  133,666  $   56,666
	Capital gains distributions                 396,791            110,216         -

                                    						    554,971            243,882      56,666
	Expenses:
	Administrative expense                       10,361              8,072       6,261
	Mortality and expense risk                   54,683             36,522      28,250

Net investment income (loss)                        489,927            199,288      22,155

Realized and unrealized gains(losses) on investments:
  Net realized gains(losses) on investments         198,545            122,556     (13,155)
  Net unrealized appreciation(depreciation) on
  investments                                       208,315            176,177     477,422

Net realized and unrealized gains(losses) on
   investments                                      406,860            298,733     464,267

Net increase(decrease) in net assets resulting from
   operations                               $       896,787 $          498,021 $   486,422

Net assets at beginning of year            $       4,483,785    $    3,633,749 $ 2,595,623
Net increase(decrease) in net assets resulting
   from operations                                   896,787           498,021     486,422

Capital shares transactions:
   Net premiums                                    1,304,321       1,212,022     1,228,465
   Transfers of policy loans                        (100,858)       (67,771)       (77,688)
   Transfers of cost of insurance                   (423,781)       (401,099)     (359,734)
   Transfers of surrenders                          (123,302)       (222,263)     (236,821)
   Transfers of death benefits                          (158)         (2,280)         (236)
   Transfers of other terminations                    (3,731)         (5,303)       (2,282)
   Interfund transfers                              (168,286)       (161,291)            -

Net increase in net assets from capital share
   transactions                                      484,205         352,015        551,704

Total increase in net assets                       1,380,992         850,036      1,038,126

Net assets at end of year               $          5,864,777   $   4,483,785 $    3,633,749

The accompanying notes are an integral part of the financial statements.


		                     Variable Insurance Products Fund II
		Investment Grade Bond Portfolio                 Index 500 Portfolio
         1997        1996         1995                   1997        1996        1995

	   $  46,902   $  35,859    $  17,803              $  17,532    $  4,429   $   1,202
        		   -           -            -                 35,574      11,389         165

	      46,902      35,859       17,803                 53,106      15,818       1,367

	       1,572       1,469        1,128                  5,431       1,561         297
	       8,015       6,648        5,140                 33,893       7,065       1,334

	      37,315      27,742       11,535                 13,782       7,192        (264)


	      12,052       4,931        7,242                213,675      64,340      10,309

	       9,013     (17,545)      66,536                455,684      83,067      33,470


	      21,065     (12,614)      73,778                669,359     147,407      43,779


	$     58,380  $   15,128  $    85,313  $             683,141 $   154,599 $    43,515

	$    757,993 $   710,276 $    497,870 $            1,340,570 $   292,473 $    55,209

	      58,380      15,128       85,313                683,141     154,599      43,515


	     233,307     241,760      200,234              2,611,727  1,028,697      227,265
	       2,346     (39,038)      (3,183)               (39,650)   (17,532)      (3,683)
	     (83,015)    (80,239)     (50,491)              (393,476)  (141,911)     (29,243)
	    (105,722)    (31,289)     (19,407)               (54,915)   (11,092)        (590)
       		(618)     (1,056)           -                 (1,332)         -            -
       		(505)       (540)         (60)                (4,272)       (87)           -
	     (38,416)     (57,00)            -               424,908      35,423           -

	       7,377     32,589       127,093              2,542,990     893,498     193,749

	      65,757     47,717       212,406              3,226,131   1,048,097     237,264

	$    823,750 $  757,993 $     710,276 $            4,566,701 $ 1,340,570 $   292,473


MIDLAND NATIONAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

	   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - (Continued)
	      for the YEARS ENDED DECEMBER 31, 1997, 1996 and 1995
						  Variable Insurance Products Fund II
                                     						    Contrafund Portfolio
                                        						 1997           1996                1995
Investment income:
   Dividend income                          $  17,687         $    -            $  1,269
   Capital gains distributions                 46,743          3,899               2,538

                                   					       64,430          3,899               3,807
   Expenses:
   Administrative expense                       6,563          2,164                 152
   Mortality and expense risk                  33,820          9,790                 688

Net investment income (loss)                   24,047         (8,055)              2,967

Realized and unrealized gains(losses) on investments:
Net realized gains(losses) on investments     248,167         36,440               3,233
    Net unrealized appreciation(depreciation) on
    investments                               385,213        190,170               1,202

Net realized and unrealized gains(losses) on
    investments                               633,380        226,610               4,435

Net increase(decrease) in net assets resulting from
    operations                        $       657,427 $      218,555              $7,402

Net assets at beginning of year         $   1,919,525     $  291,610 $                 -
Net increase(decrease) in net assets resulting
    from operations                           657,427        218,555               7,402

Capital shares transactions:
   Net premiums                             2,852,974      1,487,812             296,190
   Transfers of policy loans                  (93,023)       (19,479)              1,762
   Transfers of cost of insurance            (414,073)      (154,413)            (13,744)
   Transfers of surrenders                   (103,126)       (16,096)                  -
   Transfers of death benefits                 (1,177)            -                    -
   Transfers of other terminations             (8,960)          193                    -
   Interfund transfers                        292,419       111,343                    -

Net increase in net assets from capital share
   transactions                              2,525,034    1,409,360              284,208

Total increase in net assets                 3,182,461    1,627,915              291,610

Net assets at end of year                $   5,101,986   $1,919,525       $      291,610

The accompanying notes are an integral part of the financial statements.

       Variable Insurance Products Fund II                             Variable Insurance Products Fund III
            	Asset Manager Growth Portfolio                                                    Growth &      Growth
                                                                   									   Balanced        Income        Opportunities
                                                                     									 Portfolio       Portfolio      Portfolio
              	1997         1996       1995                                      1997               1997              1997

            $    -      $   7,144   $    490                                   $     -         $     1,324         $     -
               	772        13,847      1,872                                         -               4,302               -

               	772        20,991      2,362                                         -               5,626               -

              1,700           452         19                                         25                 26                 143
              9,040         2,041         87                                        320                370               1,194

             (9,968)       18,498      2,256                                       (345)             5,230              (1,337)


             65,245         6,039         31                                        191                473               4,463

            117,585        16,180     (1,057)                                     2,140                786              23,265


            182,830        22,219     (1,026)                                     2,331              1,259              27,728


        $   172,862   $    40,717  $   1,230                                 $    1,986        $     6,489        $     26,391

        $   467,931   $    53,576  $      -                                  $       -         $        -         $        -

            172,862        40,717      1,230                                      1,986              6,489              26,391


           787,790       415,186     55,726                                    102,622            182,863             424,520
          (29,528)      (12,378)        -                                          -                 (71)                -
         (122,121)      (40,421)    (3,380)                                    (3,050)            (8,429)            (19,831)
          (39,420)         (888)        -                                          (4)              (307)               (536)
               	-              -          -                                          -                  -                  -
               	-              -          -                                          -                  -                  -
           67,149        12,139         -                                      20,223             33,723             113,631


          663,870       373,638     52,346                                    119,791            207,779             517,784

          836,732       414,355     53,576                                    121,777            214,268             544,175

       $ 1,304,663    $  467,931  $  53,576                                 $  121,777        $   214,268        $    544,175


			MIDLAND NATIONAL LIFE INSURANCE COMPANY
				  SEPARATE ACCOUNT A

	   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS - (Continued) for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995

                                 					   American Century Variable Portfolios, Inc.
	                                                     							Capital
                                  					   Balanced           Appreciation      International     Value
                                  					   Portfolio          Portfolio         Portfolio         Portfolio
                                    					    1997                 1997             1997              1997


Investment income:
    Dividend income                       $    -          $         -       $        -       $         -
    Capital gains distributions                -                    -                -                 -

                                   					       -                    -                -                 -
Expenses:
   Administrative expense                         5                  10                38                20
    Mortality and expense risk                  126                 141               392               214

Net investment income (loss)                   (131)               (151)             (430)             (234)

Realized and unrealized gains(losses) on investments:
    Net realized gains(losses) on investments   387                (425)              (34)              698
    Net unrealized appreciation(depreciation) on
	investments                                    559              (5,332)              652             2,214

Net realized and unrealized gains(losses) on
    investments                                 946              (5,757)              618             2,912

Net increase(decrease) in net assets resulting from
    operations                          $       815         $    (5,908)       $      188      $      2,678
    Net assets at beginning of year     $       -           $       -          $       -       $        -
Net increase(decrease) in net assets resulting
    from operations                             815              (5,908)          188                 2,678

Capital shares transactions:
    Net premiums                             57,959              71,171           176,976           116,538
    Transfers of policy loans                   -                   -                  45               -
    Transfers of cost of insurance           (6,022)             (4,961)           (8,337)           (8,468)
    Transfers of surrenders                    (110)               (126)           (1,208)              (47)
    Transfers of death benefits                 -                   -                 -                 -
    Transfers of other terminations             -                   -                 -                 -
    Interfund transfers                        (545)             12,832            32,049            28,858

Net increase in net assets from capital share
    transactions                             51,282              78,916           199,525           136,881


Total increase in net assets                 52,097              73,008           199,713           139,559

Net assets at end of year               $    52,097         $    73,008      $    199,713      $    139,559

The accompanying notes are an integral part of the financial statements.




MIDLAND NATIONAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

(1)     Organization and Significant Accounting Policies

Midland National Life Separate Account A (Separate Account), a unit investment trust, was established as a segregated investment account of Midland National Life Insurance Company (the Company) in accordance with the provisions of the South Dakota Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company.

The Separate Account invests in specified portfolios of Variable Insurance Products Fund (VIPF), Variable Insurance Products Fund II (VIPF II), Variable Insurance Products Fund III (VIPF III), and American Century Variable Portfolios, Inc. (ACVP) (collectively the Funds), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. The VIPF II Contrafund and Asset Manager Growth portfolios were introduced in 1995. The VIPF III Balanced, Growth & Income and Growth Opportunities portfolios and the ACVP Balanced, Capital Appreciation, International and Value portfolios were introduced in 1997.
All other portfolios have been in existence for more than three years. Investments in shares of the Funds are valued at the net asset values of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Fair value of investments is also the net asset value. Walnut Street Securities serves as the underwriter of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds. The first-in, first-out
(FIFO) method is used to determine realized gains and losses on investments.

The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)     Expense Charges

The Company is compensated for certain expenses as described below. The rates for each applicable charge is described in the Separate Account's prospectus.

A contract administration fee is charged to cover the Company's recordkeeping and other administrative expenses incurred to operate the Separate Account.

A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

The Company assumes the responsibility for providing the insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and the current death benefit. The cost of insurance can vary from month to month since the determination of both the insurance rate and the current death benefit depends upon a number of variables as described in the Separate Account's prospectus.

A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year.




		    MIDLAND NATIONAL LIFE INSURANCE COMPANY
			    SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - (Continued)

(2)  Expense Charges (continued)

A surrender charge may be imposed in the event of a contract surrender or lapse within a stipulated number of years.

(3)     Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 1997, 1996, and 1995 were as follows:

                                       					    1997                           1996                           1995
                             					    Purchases         Sales        Purchases          Sales       Purchases     Sales
 	Portfolio
	Variable Insurance Products Fund:

	Money Market                       $2,398,056    $ 2,679,342     $ 2,034,275   $    949,787    $   665,299  $   291,399
	High Income                         1,762,564        534,720       1,130,421        593,263        506,889      259,469
	Equity-Income                       4,606,039      1,926,533       3,626,635      1,654,290      1,711,755      639,107
	Growth                              6,694,330      3,789,244       5,850,056      2,665,240      3,050,540    1,621,442
	Overseas                            1,975,804        928,568       1,305,663        654,357        951,209      604,563

Variable Insurance Products Fund II:

	Asset Manager                        2,167,982       1,198,071       1,858,024       1,305,947   1,549,225      985,616
	Investment Grade Bond                  351,091         307,112         340,129         279,745     294,633      156,524
	Index 500                            3,510,441         954,879       1,327,248         425,671     249,692       56,745
	Contrafund                           3,786,750       1,239,389       1,876,198         473,421     334,133       46,711
	Asset Manager Growth                 1,025,893         372,417         522,652         130,138      61,622        6,973

Variable Insurance Products Fund III:

	Balanced                               151,867          32,420           -                 -            -           -
	Growth & Income                        229,692          16,682           -                 -            -           -
	Growth Opportunities                   583,991          67,546           -                 -            -           -

American Century Variable Portfolios, Inc.:

	Balanced                                69,085          17,933           -                 -            -           -
	Capital Appreciation                    93,376          14,612           -                 -            -           -
	International                          224,848          25,753           -                 -            -           -
	Value                                  153,593          16,945           -                 -            -           -

                             					  $ 29,785,402    $ 14,122,166    $ 19,871,301     $ 9,131,859 $ 9,374,997  $ 4,668,549

			MIDLAND NATIONAL LIFE INSURANCE COMPANY
			      SEPARATE ACCOUNT A

		    NOTES TO FINANCIAL STATEMENTS - (Continued)

(4)     Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 1997, 1996, and 1995 were as follows:

                        				     1997                       1996                    1995
                       Purchases       Sales      Purchases       Sales   Purchases         Sales
	Portfolio
Variable Insurance Products Fund:

	Money Markt            160,457     175,104        132,191      61,393      45,654        20,129
	High Income             71,855      20,908         45,898      25,239      23,134        12,089
	Equity-Income          155,294      58,396        122,028      57,300      65,454        24,740
	Growth                 216,574     102,996        167,406      80,887     113,881        56,756
	Overseas                89,759      39,237         67,962      33,856      56,643        34,460

Variable Insurance Products Fund II:

	Asset Manager           77,125      50,498         84,315      66,066      89,048        55,423
	Investment Grade Bond   20,534      19,490         20,996      18,784      19,845        10,894
	Index 500               204,615     48,013         81,534      25,464      18,815         3,958
	Contrafund              254,844     75,480        145,795      35,584      28,468         3,881
	Asset Manager Growth     71,882     23,310         39,936      10,263       5,265           606

Variable Insurance Products Fund III:

	Balanced                 13,593      2,733             -           -           -             -
	Growth & Income          19,277      1,397             -           -           -             -
	Growth Opportunities     51,166      5,612             -           -           -             -

American Century Variable Portfolios, Inc.:

	Balanced                  6,244      1,589             -           -           -             -
	Capital Appreciation      8,033      1,258             -           -           -             -
	International            21,308      2,405             -           -           -             -
	Value                    13,166      1,434             -           -           -             -


			MIDLAND NATIONAL LIFE INSURANCE COMPANY
			    SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - (Continued)


(5)     Net Assets

	Net assets at December 31, 1997, consisted of the following:

                                           							    Accumulated
                                              								Net            Net
                                           							    Investment     Unrealized
                             					      Capital       Income and     Appreciation
                              					      Share        Net Realized        of
                             					      Transactions    Gains        Investments     Total
	Portfolio
Variable Insurance Products Fund:

	Money Market                         $  1,235,505   $   157,518    $       -       $  1,393,023
	High Income                             2,247,693       355,152      228,135          2,830,980
	Equity-Income                           6,456,131     2,105,850    1,556,519         10,118,500
	Growth                                 10,633,134     3,792,891    2,706,379         17,132,404
	Overseas                                2,961,450       559,603      187,169          3,708,222

Variable Insurance Products Fund II:

	Asset Manager                           3,945,413     1,173,240      746,124          5,864,777
	Investment Grade Bond                     655,074       125,496       43,180            823,750
	Index 500                               3,685,140       308,880      572,681          4,566,701
	Contrafund                              4,218,601       306,799      576,586          5,101,986
	Asset Manager Growth                    1,089,854        82,100      132,709          1,304,663

Variable Insurance Products Fund III:

	Balanced                                  119,792          (154)       2,139            121,777
	Growth & Income                           207,780         5,703          785            214,268
	Growth Opportunities                      517,782         3,126       23,267            544,175

American Century Variable Portfolios, Inc.:

	Balanced                                   51,283           256          558             52,097
	Capital Appreciation                       78,915          (576)      (5,331)            73,008
	International                             199,525          (464)         652            199,713
	Value                                     136,882           464        2,213            139,559

                             					    $  38,439,954  $  8,975,884  $ 6,773,765        $54,189,603




MIDLAND NATIONAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS - (Continued)

(6)     Merger

Effective January 2, 1997, Investors Life Insurance Company of Nebraska (Investors) along with all of its assets and liabilities was merged into the Company. Related to the merger, the Company transferred the entire amount of assets and assumed the entire amount of liabilities of the Investors Life Separate Account B into the Separate Account A. Separate Account B issued certain variable universal life insurance contracts that were sponsored by Investors Life which was a wholly-owned insurance subsidiary of the Company. These variable universal life insurance contracts are nearly identical in all material respects to the variable universal life insurance contracts issued by Separate Account A. This transaction was the result of certain business decisions whereby Investors Life was reorganized with and merged into the Company, with the Company remaining as the surviving corporation. The
Company assumed ownership of all assets of Investors Life, including all assets held in Separate Account B. The assumption of the Separate Account B net assets was accomplished by purchasing similar investment funds with the same value from each of the respective fund portfolios in Separate Account A. This reorganization was structured so that there was no change in the rights and benefits of persons having an interest in the variable life insurance contracts issued by either of the separate accounts and no change in the net asset values held by the respective participants of either of the Separate Accounts.

MNLSEPA.TXT

       M idland National Life Insurance Company

Financial Statements
For the Years Ended December 31, 1997, 1996, and 1995


	C o n t e n t s                       	Page(s)

Report of Independent Accountants       1

Balance Sheets                          2

Statements of Income                    3

Statements of Stockholders Equity       4

Statements of Cash Flows                5-6

Notes to Financial Statements           7-19


REPORT OF INDEPENDENT ACCOUNTANTS



The Board of Directors and Stockholders
Midland National Life Insurance Company:

We have audited the accompanying balance sheets of Midland National
Life Insurance Company (the Company), as of December 31, 1997 and 1996, and the related statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Midland National Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




Minneapolis, Minnesota
March 12, 1998


MIDLAND NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS
as of DECEMBER 31, 1997 and 1996
(Amounts in thousands, except share and per share amounts)

ASSETS
                                        						   1997          1996
Investments:
	Fixed maturities                        $  2,420,977    $  1,840,902
	Equity securities                            145,156         215,964
	Policy loans                                 202,129         154,090
	Short-term investments                       636,280         242,857
	Other invested assets                         29,329          18,495

	Total investments                          3,433,871       2,472,308

Cash                                            2,384           3,578
Accrued investment income                      37,980          32,613
Deferred policy acquisition costs             416,767         427,218
Present value of future profits of acquired businesses 40,397         21,308
Other receivables and other assets             28,045          23,922
Separate account assets                        139,072          81,516

				 Total assets                           $ 4,098,516     $ 3,062,463

					    LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
	Policyholder account balances            $ 2,401,302     $ 1,789,732
	Policy benefit reserves                      419,131         404,806
	Policy claims and benefits payable            33,839          31,512
	Federal income taxes                          36,088          39,315
	Other liabilities                             90,102          90,267
	Security lending liability                   308,125            -
      Separate account liabilities           139,072          81,516

	Total liabilities                          3,427,659       2,437,148

Commitments and contingencies
Stockholders' equity:
	Common stock $1 par value, 2,549,439 shares authorized, issued
	    and outstanding                              2,549            2,549
	Additional paid-in capital                      33,707           33,707
	Net unrealized appreciation of investment securities 30,838      18,825
	Retained earnings                              603,763          570,234

	     Total stockholders' equity                670,857          625,315

	     Total liabilities and stockholders' equity $ 4,098,516 $ 3,062,463

MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME
for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995
(Amounts in thousands)
                                                  								 1997         1996             1995
Revenues:
	Premiums                                               $ 98,668     $ 101,423     $ 100,858
	Interest sensitive life and investment product charges  157,423       150,839       139,611
	Net investment income                                   188,650       173,583       167,020
	Net realized investment gains                             3,561         6,839         1,762
	Net unrealized gains (losses) on trading securities        (641)        6,200         7,057
	Other income                                              2,565         4,362         5,754

	Total Revenue                                           450,226       443,246       422,062

Benefits and expenses:
	Benefits incurred                                       146,227       151,208       139,056
	Interest credited to policyholder account balances      111,333       103,618       102,339

	Total benefits                                          257,560       254,826       241,395

	Operating expenses (net of commissions & other
	expenses deferred)                                       44,130        43,243        43,726
	Amortization of deferred policy acquisition costs and
		present value of future profits of acquired
		businesses                                                 56,954        53,316        51,576

	Total benefits and expenses                                 358,644       351,385       336,697

Income before income taxes                                    91,582        91,861        85,365

Income tax expense                                            33,053        31,821        28,703

Net income                                                  $ 58,529     $  60,040     $  56,662



MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDERS' EQUITY
for the YEARS ENDED DECMBER 31, 1997, 1996, and 1995
(Amounts in thousands)
                                                  							      Net Unrealized
                                                   							      Appreciation
                                            						 Additional   (Depreciation)                  Total
                                     					 Common  Paid-In      of Investment  Retained        Stockholders'
                                    					  Stock   Capital     Securities    Earnings            Equity

Balance at January 1, 1995             $   2,549  $  33,707   $ (10,003)    $ 463,857        $ 490,110

Net Income                                   -         -            -          56,662           56,662
Dividends paid on common stock               -         -            -         (10,325)         (10,325)
Net appreciation of available for investments   -      -         41,030          -              41,030
Balance at December 31, 1995              2,549      33,707      31,027        510,194         577,477

Net Income                                   -         -            -           60,040          60,040
Net depreciation of available for investments  -       -         (12,202)          -           (12,202)
Balance at December 31, 1996              2,549      33,707       18,825       570,234        625,315

Net Income                                   -         -            -           58,529         58,529
Dividends paid on common stock               -         -            -          (25,000)       (25,000)
Net appreciation of avialable for
	sale investments                            -         -          12,013           -            12,013

Balance at December 31, 1997           $  2,549   $  33,707     $ 30,838      $ 603,763      $ 670,857


The accompanying notes are an integral part of the financial statements.


MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
for the YEARS ENDED DECEMBER 31, 1997, 1996, and 1995
(Amounts in thousands)
						                                            								   1997                     1996                 1995

Cash flows from operating activities:
	Net Income                                                $ 58,529                 $ 60,040              $ 56,662
	Adjustments to reconcile net income to net cash provided
		by operating activities:
	Amortization of deferred policy acquisition costs and
	present value of future profits of acquired business        56,954                   53,316                51,576
	Net amortization of premiums and discounts on investments    2,699                    5,532                 4,828
	Policy acquisition costs deferred                          (50,363)                 (65,285)              (63,717)
	Net realized investment gains                               (3,561)                  (6,839)               (1,762)
	Net unrealized (gains) losses on trading securities            641                   (6,200)               (7,057)
	Net proceeds from (cost of) trading securities              99,850                    5,788               (23,305)
	Deferred income taxes                                       (5,421)                  12,177                (5,721)
	Net interest credited and product charges on universal life
		and investment policies                                    (46,090)                 (47,221)              (37,272)

	Changes in other assets and liabilities:

		Net receivables and payables                                (13,946)                 32,863                12,346
		Policy benefits                                              15,826                  26,185                23,500
		Other                                                           122                    (277)                  539

	Net cash provided by operating activities                    115,240                  70,079                10,617

								  Cash flows from investing activities:

	Proceeds from investments sold, matured, or repaid:

		Fixed maturities                                           1,217,086               1,422,426               911,883
		Equity securities                                            137,510                 129,827                51,567
		Other invested assets                                            941                   2,055                   421

	Cost of investments acquired:

		Fixed maturities                                          (1,791,522)           (1,569,779)             (994,486)
		Equity securities                                           (144,862)             (145,096)              (41,968)
		Other invested assets                                        (11,702)               (14,245)               (2,283)

	Net change in policy loans                                     (9,995)               (11,295)               (9,883)
	Net change in short-term investments                           93,875                (18,748)              (24,963)
	Net change in security lending                                308,125                    -                 (33,239)
	Payment for purchase of insurance business, net of
		cash acquired                                                 23,939                    -                    (440)
       Net cash used in investing activities                  (176,605)              (204,855)             (143,391)


The accompanying notes are an integral part of the financial statements.



MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS ( CONTINUED)
for the YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995
(Amounts in thousands)

                                                              								  1997          1996             1995

Cash flows from financing activities:
	Receipts from universal life and investment products            $       280,164   $     285,569 $       272,511
	Benefits paid on universal life and investment products                (194,993)       (156,514)       (129,024)
	Dividends paid on common stock                                          (25,000)           -            (10,325)
	Net cash provided by financing activities                                60,171         129,055         133,162
Increase (decrease) in cash                                               (1,194)         (5,721)            388
Cash at beginning of year                                                  3,578           9,299           8,911
Cash at end of year                                              $         2,384   $       3,578   $       9,299

Supplemental disclosures of cash flow information:

Cash paid during the year for:
	Interest                                                       $             143  $         166   $         188
	Income taxes, paid to parent                                              42,749         16,772          25,376

Non-cash operating, investing and financing activity:
	Policy loans, receivables and other assets received in
		assumption reinsurance agreements                                 38,044             -            9,723


The accompanying notes are an integral part of the financial statements.



(1)     Summary of Significant Accounting Policies


Organization

Midland National Life Insurance Company (Midland or the Company) is a majority-owned subsidiary of Sammons Enterprises, Inc. (SEI). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The Company is licensed to operate in 49 states and the District of Columbia.

Basis of Presentation

	Effective May 31, 1996, Midland sold its wholly-owned subsidiary, North American Management, Inc. (NAM), to an unrelated party for a net consideration which approximated the net equity of NAM at May 31, 1996. The operations of the subsidiary, which were included through May 31, 1996, were not material to the financial statements.

	On January 2, 1997, Investors Life Insurance Company of Nebraska was merged into Midland. Since this wholly-owned subsidiary was previously consolidated with Midland, this merger had no impact on the financial statements of Midland.

	In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. The following are the more significant elements of the financial statements affected by the use of estimates and assumptions:

		   Investment values.
		   Deferred policy acquisition costs.
		   Present value of future profits of acquired business. Policy benefit reserves and claims reserves.
		   Fair value of financial instruments.

      The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.


Investments

	The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held to maturity"; securities that are held for current resale are classified as "trading securities"; and securities not classified as held to maturity or as trading securities are classified as "available for sale. Fixed maturity investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

	Trading securities are held for resale in anticipation of short-term market movements. The Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

	Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included directly in stockholders' equity, net of related adjustments to deferred policy acquisition costs and deferred income taxes. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

	For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

	Policy loans and other invested assets are carried at unpaid principal balances. Short-term investments are carried at amortized cost, which approximates fair value.

	Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

	When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.


	The Company periodically enters into agreements to sell and repurchase securities. The commitment to repurchase securities sold under these agreements are reported as liabilities and the investments acquired with the funds received from the securities sold are included in short-term investments.

Recognition of Traditional Life, Health, and Annuity Premium Revenue and Policy Benefits

	Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due.


Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

	Liabilities for policy benefit reserves for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range from 6.5% to 11%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts (Interest Sensitive Policies)


	Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

	Policy reserves for universal life and other interest-sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 3.75% to 6.75% in 1997, 3% to 7% in 1996 and 3% to 7.5% in 1995. For certain contracts these crediting rates extend for periods in excess of one year.

Deferred Policy Acquisition Costs

	Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

	Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

	Deferred costs related to interest sensitive policies are being amortized over the lives of the policies (up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.


Policy acquisition costs deferred and amortized for years ended
December 31 are as follows:

                                                 							    1997            1996          1995
Deferred policy acquisition costs, beginning of year    $ 427,218       $ 410,051      $ 415,594
  Commissions deferred                                     40,660          55,005         52,533
  Underwriting and acquisition expenses deferred            9,703          10,280         11,184
  Change in offset to unrealized gains and losses          (8,710)             92        (22,325)
  Amortization                                            (52,104)        (48,210)       (46,935)
Deferred policy acquisition costs, end of year          $ 416,767       $ 427,218      $ 410,051

	To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired business had those gains or losses actually been realized, the adjustments are recorded directly to stockholders' equity as an offset to the unrealized gains or losses with no effect on income.

Present Value of Future Profits of Acquired Business

	The present value of future profits of acquired business (PVFP) represents the portion of the purchase price of a block of business which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:

                                                  	     1997            1996       1995
  Balance at beginning of year                       $ 21,308        $ 26,414   $ 31,495
    Value of in force acquired                         23,939             -         (440)
    Amortization                                       (4,850)         (5,106)    (4,641)
  Balance at end of year                             $ 40,397        $ 21,308   $ 26,414

	Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 20 percent of the December 31, 1997 balance of PVFP in 1998, 16 percent in 1999, 14 percent in 2000, 11 percent in 2001, and 9 percent in 2002. The interest rates used to determine the amortization of the PVFP purchased ranged from 5.5 percent to 6.5 percent.

Policy Claims and Benefits Payable

	 The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes

	     The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by the Parent.

	 Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Separate Account

	Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

(2)     Fair Value of Financial Instruments

	The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, short-term investments, policy loans, and other invested assets: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment securities: Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-type insurance contracts: Fair values for the Company's liabilities under investment -type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value was estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

       These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

	The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                               		 December 31, 1997                   December 31, 1996
                                      						 Carrying       Estimated       Carrying        Estimated
	                                     					   Value        Fair Value        Value         Fair Value
Financial assets:
	Fixed maturities - available-for-sale   $ 2,420,977     $ 2,420,977     $ 1,807,362     $ 1,807,362
	Fixed maturities - trading                   -               -               33,540          33,540
	Equity securities - available-for-sale       78,950          78,950          67,498          67,498
	Equity securities - trading                  66,206          66,206         148,466         148,466
	Policy loans                                202,129         202,129         154,090         154,090
	Short-term investments                      636,280         636,280         242,857         242,857
	Other investments                            29,329          29,329          18,495          18,495

 Financial liabilities:
	Investment-type insurance contracts       1,011,000         989,000         615,000         597,000

(3)     Investments and Investment Income

   Fixed Maturities and Equity Security Investments

	The amortized cost and estimated fair value of fixed maturities and equity securities classified as available for sale are as follows:
                                                        								 December 31, 1997
                                                               									     Gross           Gross
                                                               									     Unrealized      Unrealized      Estimated
                                                  							      Amortized      Holding         Holding            Fair
                                                       								Cost           Gains           Losses           Value


Fixed maturities:
    U.S. Treasury and other U.S. Government
     corporations and agencies                            $   625,958     $    9,232      $      266       $   634,924
    Obligations of U.S. states and political
    subdivisions                                                3,201            147              -              3,348
    Corporate securities                                      660,172         30,234             577           689,829
    Mortgage-backed securities                              1,055,140         22,159             109         1,077,190
    Other debt securities                                      14,861            826               1            15,686
       Total  fixed maturities                              2,359,332         62,598             953         2,420,977
  Equity securities                                            69,221         10,433             704            78,950
       Total available for sale                           $ 2,428,553     $   73,031       $   1,657       $ 2,499,927


                                                   							   December 31, 1996
                                                  							   Gross        Gross
                                                  							   Unrealized   Unrealized      Estimated
                                     					     Amortized    Holding      Holding           Fair
                                         						Cost         Gains        Losses           Value
Fixed maturities:
    U.S. Treasury and other U.S. Government
       corporations and agencies          $   671,485    $   4,798       $    783     $   675,500
    Obligations of U.S. states and political
      subdivisions                              3,203          267             -            3,470
    Corporate securities                      522,349       26,551            961         547,939
    Mortgage-backed securities                572,763        8,242            634         580,371
    Other debt securities                          79            3             -               82
       Total  fixed maturities              1,769,879       39,861          2,378       1,807,362
  Equity securities                            60,798        7,912          1,212          67,498
       Total available for sale           $ 1,830,677     $ 47,773        $ 3,590     $ 1,874,860

	The amortized cost of the fixed maturities and the cost of the equity securities classified as trading securities are $0 and $66,867, respectively at December 31, 1997 and $33,735 and $148,291, respectively, at December 31, 1996.

	The net unrealized appreciation on the available-for-sale securities is reduced by deferred policy acquisition costs and deferred income taxes at December 31, as shown below:

                                          						    1997             1996
Gross unrealized appreciation                    $ 71,374        $ 44,183
Deferred policy acquisition costs                 (23,930)        (15,220)
Deferred income taxes                             (16,606)        (10,138)
Net unrealized appreciation of investments       $ 30,838        $ 18,825

	The change in net unrealized gains (losses) on available-for-sale fixed maturity and equity security investments are as follows:

                                            						   1997          1996             1995
    Fixed maturities                           $   24,162     $ (20,907)      $  79,603
    Equity securities                               3,029         1,955           5,974
    Less DAC impact                                (8,710)           92         (22,325)
    Less deferred income tax effect                (6,468)        6,658         (22,222)
      Net change in unrealized gains (losses)   $  12,013     $ (12,202)      $  41,030


	The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 1997, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           								   Amortized          Fair
                                                              									Cost              Value

Due in one year or less                                           $    327,750        $   329,539
Due after one year through five years                                  147,408            152,516
Due after five years through ten years                                 190,528            200,958
Due after ten years                                                    638,505            660,773
Securities not due at a single maturity date (primarily
      mortgage-backed securities)                                    1,055,141          1,077,191
Total fixed maturities                                            $  2,359,332        $ 2,420,977

Investment Income and Investment Gains (Losses)

	Major categories of investment income are summarized as follows:

                                   					  1997            1996            1995
Gross investment income:
   Fixed maturities                   $  148,640      $  126,733      $  121,003
   Equity securities                      13,831          22,202          20,885
   Policy loans                           11,891          10,327           9,485
   Short-term investments                 20,594          16,946          18,648
   Other invested assets                     824             553             490
Gross investment income                  195,780         176,761         170,511
Investment expenses                        7,130           3,178           3,491
   Net investment income              $  188,650       $ 173,583       $ 167,020

	The major categories of investment gains and losses reflected in the income statement are summarized as follows:

                                               	  1997                 1996                 1995
				                                     ____________________   ____________________  ____________________

                                          						Unrealized            Unrealized               Unrealized
                                          						-Trading              -Trading                 -Trading
                            				     Realized   Securities  Realized  Securities Realizied     Securities
Fixed maturities                      $ 2,934      $   195  $  8,047   $  (438)  $  14,303    $    834
   Equity securities                      542         (836)   (1,196)    6,638     (12,608)      6,223
   Other                                   85            -       (12)        -          67           -
    Net investment gains (losses)     $ 3,561       $ (641) $  6,839   $ 6,200   $   1,762    $  7,057


	Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 1997, 1996, and 1995 were as follows:

                               	1997                    1996                  1995
		                       _____________________   _____________________   ____________________


                		       Fixed                   Fixed                   Fixed
                		       Maturities    Equity    Maturities    Equity    Maturities    Equity

   Proceeds from sales $ 801,246   $ 136,085   $ 1,020,090  $ 106,354  $ 651,092   $ 51,547

   Gross realized gains    3,757       1,977        10,418        787     15,205        617

   Gross realized losses   3,213         887         5,030      1,954      4,241      2,802


Other

	At December 31, 1997, and 1996, securities amounting to approximately $14,366 and $16,816, respectively, were on deposit with regulatory authorities as required by law.

	The Company periodically enters into repurchase agreements with brokerage firms. Repurchase agreements totaling $308,125 were outstanding at December 31, 1997. No investments were outstanding under repurchase agreements at December 31, 1996.

	The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholders' equity at December 31, 1997, except for investments with the following carrying values:

	GTE Corporation       $ 95,366
	APOLLO Computers        85,267
	Norfolk Southern        73,977


(4)     Income Taxes

	The significant components of the provision for Federal income taxes are as follows:

			      1997           1996          1995

  Current
			   $  38,474       $ 19,644      $ 34,424

  Deferred
			      (5,421)        12,177        (5,721)

  Total Federal income tax expense
			   $  33,053       $ 31,821      $ 28,703

	Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

				      1997                 1996               1995

At statutory Federal income tax rate
				   $ 32,054              $ 32,151           $ 29,980

Dividends received deductions
				       (514)               (1,391)            (1,718)

Other, net
				      1,513                 1,061                441

Total Federal income tax expense
				  $  33,053              $ 31,821           $ 28,703



	The federal income tax liability as of December 31 is comprised of the following:

        					 1997              1996

  Net deferred income tax liability
				      $ 34,480            $ 33,432

  Income taxes currently due
       					 1,608               5,883

  Federal income tax liability
          $ 36,088            $ 39,315

	The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                          						  1997               1996
Deferred tax liabilities:

    Present value of future profits of acquired business
                                   					      $ 14,139          $   7,458

    Deferred policy acquisition costs          100,989            114,971

    Investments                                 27,245             17,541

    Others                                         906              2,909

	Total deferred income tax liabilities         143,279            142,879





  Deferred tax assets:



    Policy liabilities and reserves            108,799            109,447

    Total gross deferred income tax assets     108,799            109,447





	Net deferred income tax liability            $  34,480         $   33,432


	Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus". Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that such events are not likely to occur. Accordingly,no provision for income tax has been made on the approximately $66,000 balance in the policyholders' surplus account at December 31, 1997.

(5)     Reinsurance

	The Company is involved in both the cession and assumption of reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

				                               1997            1996                    1995

                       			   Ceded      Assumed  Ceded   Assumed      Ceded   Assumed

  Premiums                 $ 17,081   $ 7,971  $ 13,759   $ 7,116   $ 13,165   $ 5,368

  Claims                      8,683     4,472    12,170     6,068     11,899     5,204


	The Company presently reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

	Effective January 1, 1996, the Company assumed certain policy risks ($8,900,130 of life insurance in force at December 31, 1997) from its affiliate, North American Company for Life and Health Insurance, and its subsidiaries. The Company has reflected a risk and profit charge of $729 and $1,119 in other income in 1997 and 1996, respectively, under the terms of the reinsurance contract.

	Effective October 31, 1997, Midland acquired, via assumption reinsurance, a block of life and annuity business. Under the assumption agreement, the Company assumed approximately $574,310 of life and annuity reserves which is reflected in the liabilities for future policy benefits and received $550,371 of assets which was net of $23,939 of PVFP. The PVFP asset is being amortized principally over periods up to 25 years in relation to the present value of expected gross profits. The assets acquired included approximately $511,877 in cash and short term instruments, $38,044 in policy loans and $450 of other assets. The final purchase price is subject to change following a final accounting scheduled to occur on or before April 30, 1998.

(6)     Statutory Financial Data and Dividend Restrictions

	The Company is domiciled in South Dakota and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.
	Generally, the net assets of the Company available for distribution to its shareholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The company paid a stockholder dividend of $25,000 in 1997. The maximum amount of dividends payable in 1998 without prior approval of regulatory authorities is approximately $40,306.

	The statutory net income of the Company for the years ended December 31, 1997 and 1996 is approximately $65,000 and $16,000, respectively, and capital and surplus at December 31, 1997 and 1996 is approximately $323,000 and $300,000, respectively, in accordance with statutory accounting principles.

(7)     Employee Benefits

Employee Retirement Plans

	The Company participates in a noncontributory defined benefit pension plan sponsored by SEI which covers substantially all home office employees. Prior to 1996, the Company sponsored its own noncontributory defined benefit pension plan which was merged with a similar benefit plan of SEI on January 1, 1996. Pension benefits are generally based upon years of service and include accruing pension cost currently, contributing the maximum amount deductible for federal income taxes and meeting minimum funding standards of the Employee Retirement Income Security Act of 1974 as determined by an actuarial valuation. Plan assets consist primarily of cash equivalents, listed stocks and bonds, and group annuity contracts.



	The following table sets forth the funded status and the amounts recognized in the financial statements at December 31 for the qualified plan. The 1997 and 1996 amounts reflect an allocation of the Company's portion of the SEI plan:

                                    		 1997                    1996
Accumulated benefit obligation:

Vested                               $  2,558                  $  2,192

Nonvested                                 591                       283

Total accumulated benefit obligation $  3,149                  $  2,475





  Fair value of plan assets          $  3,176                  $  3,400

  Projected benefit obligation         (4,678)                   (3,786)

  Funded status                        (1,502)                     (386)

  Unrecognized net gain                 1,385                       613

  Unrecognized prior service costs         25                        41

  Net asset/(liability) recognized in financial statements
                             				    $     (92)                 $    268

	The net periodic pension cost included the following components:

			       1997          1996            1995

  Service cost-benefits earned during the period
			     $  317          $  285        $  248

  Interest cost on projected benefit obligation
       				325             291           283

  Return on plan assets
			       (297)           (619)         (220)

  Net amortization and deferral
       				 15             306           (53)

      Net periodic pension cost
			    $   360          $  263        $  258

	The weighted-average discount rate used in determining the actuarial present value of the projected benefit obligations was 7.25% for 1997 and 1996. The average rate of increase in future compensation levels was 4.25% for 1997 and 1996. The expected long-term rate of return on plan assets used to develop the net periodic pension cost was 8.75% in 1997, 1996 and 1995.

	The Company also participates in a noncontributory Employee Stock Ownership Plan (ESOP) which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The expense for 1997, 1996, and 1995 was $1,920, $1,700, and $2,096,
respectively.  All contributions to the ESOP are held in trust.

Postretirement Benefit Plan

	The Company provides certain post-retirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan.

The actuarial and recorded liabilities for these post-retirement benefits at December 31, none of which were funded, are as follows:

                          				1997         1996       1995

  Accumulated postretirement benefit obligation:
  Retirees                   $ 1,771       $ 1,718     $ 1,235

  Fully eligible active plan participants
	                            			 192           170         274

  Other active plan participants
                            				 240           191         560


                     			       2,203         2,079       2,069

  Unrecognized loss             (452)         (135)       (101)

  Accrued postretirement benefit obligation
                      			     $ 1,751       $ 1,944     $ 1,968

	   The net periodic cost for postretirement benefits other than pensions for the years ended December 31 included the following components:


       				  1997           1996        1995

 Service cost - benefits earned during the period
			       $   18          $   16        $  16

  Interest cost on other post-retirement benefits
        				  154             148          164

  Net amortization
        				    7               -           10

    Total periodic expense
  			       $ 179            $ 164        $ 190

   The weighted average annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) reflects a 7.25% rate in 1997 grading down to 4.5% in years 2006 and later. Increasing the assumed health care cost trend rate by one percentage point would increase the accumulated postretirement benefit obligation at December 31, 1997 by $217 and the aggregate of the service and interest cost components of the net periodic postretirement benefit cost for 1997 by $16. The weighted average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 1996.

(8)        Commitments and Contingencies

Lease Commitments

	   Midland's home office building has been conveyed to the City of Sioux Falls, South Dakota, and leased back in a transaction in which the City issued $4,250 of Industrial Revenue Bonds for face value. The bonds are collateralized by $2,822 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent to interest at 5.5% on the outstanding revenue bond principal. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.



	The Company also leases certain equipment. Rental expense on operating leases amounted to $1,208, $1,048 and $548 for the years ended December 31, 1997, 1996, and 1995, respectively. The minimum future rentals on capital and operating leases at December 31, 1997, are as follows:

Year ending December 31,
                                   					  Capital       Operating     Total

1998    ........................       $    536         $  1,076      $ 1,612

1999    ........................            513            1,098        1,611

2000    ........................            489              537        1,026

2001    ........................            466              487          953

2002    ........................            442              498          940

Thereafter      ................             -               559          559

  Total ........................        $ 2,446         $  4,255      $ 6,701

  Less amount representing interest....     321

  Present value of amounts due
  under capital leases ................  $ 2,125



Other Contingencies

	The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent. These
assessments are reflected in the operating results of the Company.   The
Company is also contingently liable for any future guaranty fund assessments related to the insolvencies of unaffiliated insurance companies. An accrual of $2,184 has been included in the December 31, 1997 balance sheets. This accrual was calculated by estimating the Company's share of both open and closed insolvencies based on industry data provided to the Company.

	The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.

(9)     Other Related Party Transactions

	The Company pays fees to SEI under management contracts. The Company was charged $1,530, $1,458 and $2,778 in 1997, 1996, and 1995, respectively, related to these contracts.

	The Company pays investment management fees to an affiliate
(Midland Advisors Company). Net fees related to these services were $1,425, $1,339 and $66 in 1997, 1996 and 1995, respectively.

	The Company provided certain insurance and non-insurance services to North American Company for Life and Health Insurance, in return for which the Company was reimbursed $488 in 1997 for the costs incurred to render such services.


(..continued)

The accompanying notes are an integral part of the financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--(Continued)
(Amounts in thousands)

MNLGP97.TXT

                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.TXT

REPRESENTATIONS PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORM.TXT

                      CONTENTS OF REGISTRATION STATEMENT
                      ----------------------------------

This Registration Statement comprises the following Papers and Documents:

    The facing sheet.

    The prospectus consisting of 72 pages.

    The undertaking to file reports.

    Representations pursuant to Rule 6e-3(T).

    The signatures.

    Written consents of the following persons:

    (a)  Jack L. Briggs  *

    (b)  Sutherland, Asbill & Brennan, L L P ***

    (c)  Russell A. Evenson, FSA. ***

    (d)  Coopers & Lybrand, L L P ***

    The following exhibits:

1.  The following exhibits correspond to those required by paragraph A of the instructions as to the exhibits in Form N-8B-2:

    (1)  Resolution of the Board of Directors of Midland National Life

         establishing the Separate Account A. ***

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement. *

         (b)  Selling Agreement. *

         (c)  Commission schedule. *
              --------------------

    (4)  Not applicable.

    (5)  Form of Contract.  *
-----------------------
*       Filed previously in Pre-Effective Amendment No. 1 on January 31, 1997.
**      Filed previously in Pre-Effective Amendment No. 2 on April 23, 1997.
***     Filed herewith.

    (6)  (a)  Articles of Incorporation of Midland National Life. ***

         (b)  By-Laws of Midland National Life. ***

    (7)  Not applicable.

    (8)  (a)  Participation Agreements for Fidelity Distributors

              Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II. **

    (8)  (b)  Amendments to Participation Agreements for Fidelity

              Distributors Corporation/Variable Insurance Products Fund,

              and Variable Products Fund II. **

    (8)  (c)  Participation Agreement for Fidelity Distributors

              Corporation/Variable Insurance Products Fund III. ***

    (8)  (d)  Participation Agreement for American Century Investment

              Services, Inc. **

    (9)  Not applicable.

   (10)  Application Form. *

   (11)  Memorandum describing Midland National Life's insurance, transfer and redemption procedures for the Contract. *

2.  See Exhibit 1(5).
    ---

3.  Opinion and Consent of Jack L. Briggs. *

4.  No financial statements are omitted from the Prospectus pursuant to

    Instruction 1(b) or (c) or Part I.

5.  Not applicable.

6.  Opinion and Consent of Russell A. Evenson, Senior Vice President and Actuary

    of Midland National Life. ***

7.  Consent of Sutherland, Asbill & Brennan, L L P  ***

8.  Consent of Coopers & Lybrand, L L P  ***

-----------------------
*    Filed previously in Pre-Effective Amendment No. 1 on January 31, 1997.
**   Filed previously in Pre-Effective Amendment No. 2 on April 23, 1997.
***  Filed herewith.



CONVUL.TXT

                             SIGNATURES
                             __________


    Pursuant to the requirements of the Securities Act of 1933, the registrant, Midland National Life Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Sioux Falls, South Dakota, on the 24th day of April, 1998.

                                  Midland National Life Separate Account A

   (Seal)                         By:  Midland National Life Insurance
                                       Company



                                  By:__/s/Michael_M._Masterson_____________
                                       President

VUL3/VEUL



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.

Signature                  Title                        Date
---------                  -----                        ----

_________________________     Chairman of the Board      April 24, 1998
   John C. Watson

/s/Michael_M._Masterson_____  Director, Chief Executive  April 24, 1998
   Michael M. Masterson       Officer and President

/s/John_J._Craig_II_________  Director, Executive Vice   April 24, 1998
   John J. Craig II           President

/s/Russell_A._Evenson_______  Director, Senior Vice      April 24, 1998
   Russell A. Evenson         President and Chief
                              Actuary

/s/Steven_C._Palmitier______  Director, Senior Vice      April 24, 1998
   Steven C. Palmitier        President and Chief
                              Marketing Officer

/s/Thomas_M._Meyer__________  Vice President and         April 24, 1998
   Thomas M. Meyer            Chief Financial
                              Officer

_________________________     Director                   April 24, 1998
   Robert W. Korba

_________________________     Director                   April 24, 1998
   James N. Whitson


SECVUL2.TXT

                                               Registration No. 333-14061
                                               POST EFFECTIVE AMENDMENT NO.1


________________________________________________________________________________
--------------------------------------------------------------------------------





                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549



                      ____________________________________


                                    EXHIBITS

                                       TO

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                      AND

                    MIDLAND NATIONAL LIFE INSURANCE COMPANY


                      ____________________________________










________________________________________________________________________________
--------------------------------------------------------------------------------

EXHVUL3.TXT

                                 EXHIBIT INDEX




    Exhibit
   _________


   1.(1) Resolution of the Board of Directors establishing the Separate Account A.

   1.(6) (a)           Articles of incorporation.

   1.(6) (b)           By-Laws

   1.(8) (c)           Participation Agreement - Fidelity

   6. Opinion and Consent of Russell A. Evenson, Senior Vice President and Actuary of Midland National Life

   7.                  Consent of Sutherland, Asbill & Brennan, L L P

   8.                  Consent of Coopers & Lybrand, L L P




INDVUL3.TXT

1. (1) Resolution of the Board of Directors establishing Separate
       Account A.

MIDLAND NATIONAL LIFE INSURANCE COMPANY
UNANIMOUS CONSENT IN LIEU OF A MEETING OF EXECUTIVE COMMITTEE
JULY 20, 1987

Pursuant to the provisions of Section 47-5-11 of the South Dakota General Corporation Law, the undersigned Directors constituting all of the members of the Executive Committee, do hereby give unanimous written consent in lieu of a meeting of such Executive Committee to take the actions indicated below:

1.  Approved the following investment transactions:

                                                         Moody's/
                     Par Value                    Total  S & P
                     or Shares   Price   Yield    Price  Rating   Broker
Purchase-Bonds
 Security Pacific
 Series 1987-D, 8.5%,                                      Aa3
 due 5/30/2017    $1,754,546.68   93.   10.92%             AA     Westcap

(This purchase is a revised purchase of Security Pacific Series 1987-D as reported in minutes dated July 8, 1987, Page 4508.)

Sale-Bonds
 Avco Financial
 Services, Inc.,
 12 3/8%, due                            9.77%(maturity)   A3     Salomon
 1/15/94         $1,000,000    112.31    8.23%(to 1991     A      Bros.

 Avco Financial
 Services, Inc.,                         9.77%(maturity)
 12 1/2%, due                            8.02%(to 1990     Baa2   Salomon
 10/15/93        $1,000,000    112.50          par call)   A-     Bros.


Purchase-Order
 General Motors Accep-
 tance Corp., 6.45%,
 Commercial Paper,                                         P-1    Kidder
 due 7/30/87     $1,800,000 1,795,485    6.47%             A-1    Peabody

 Sears Roebuck Accep-
 tance Corp., 6.44%,
 Commercial Paper,                                         P-1    Norwest
 due 8/17/87     $1,500,000 1,491,733.33 6.44%             A-1    Mpls.

 General Motors Accep-
 tance Corp., 6.45%
 Commercial Paper,                                         P-1    Norwest
 due 8/20/87     $2,500,000 2,486,114.58 6.49%             A-1    Mpls.

 Butler Machinery,
 6.65%, Letter of
 Credit guaranteed
 by Norwest Bank,
 Mpls., due                                                P-1    Norwest
 8/13/87         $1,800,000       Par    6.69%             A-1    Mpls.

 Norwest Bank, Mpls.,
 6.60%, Banker's Accep-
 tance guaranteed by
 Norwest Bank, Mpls.,                                      P-1    Norwest
 due 8/24/87     $  500,000   496,241.67 6.64%             A-1    Mpls.

 Kidder Peabody & Co.,
 Repurchase Agreement
 (U.S. Government
 Securities) due                                                  Kidder
 8/10/87         $4,200,000       Par    6 3/4%                   Peabody

 Merrill Lynch Repur-
 chase Agreement (U.S.
 Government Securities)                                           Merrill
 due 9/11/87     $2,550,000       Par    6.75%                    Lynch

 Merrill Lynch Repur-
 chase Agreement (U.S.
 Government Securities                                            Merrill
 due 8/19/87     $4,370,000       Par    6.80%                    Lynch

 Merrill Lynch Money                                              Merrill
 Market Fund     $2,112,595.83    Par    6.34%                    Lynch

Sale-Other
 Merrill Lynch Money                                              Merrill
 Market Fund     $2,118,000       Par    6.34%                    Lynch

2.  Approved the following resolution:

                                RESOLUTION

"RESOLVED, that the President or Vice President, and Secretary or Assistant Secretary of this Corporation be and they are hereby authorized and directed to execute to the Commissioner of Insurance of the Virgin Islands, a Power of Attorney, substantially as follows:

KNOW ALL MEN BY THESE PRESENTS:

That the Midland National Life Insurance Company, a corporation incorpor-ated and organized under the laws of the State of South Dakota, now authorized or having applied for authority to do an insurance business in the Virgin Islands, hereby appoints the Commissioner of Insurance of said Virgin Islands and his successors in office its true and lawful
Attorney, in and for the Virgin Islands, upon whom all lawful process against said insurer may be served in any action or proceeding in the Virgin Islands, subject to and in accordance with all provisions of the Insurance Laws of said Virgin Islands in force at the time of such service, which shall not be terminated so long as there are in effect any contracts, or liabilities or duties, arising out of contracts, which were issued or delivered by such insurer in the said Virgin Islands."

3.  Approved the following resolution:

                                RESOLUTION

"BE IT RESOLVED, that the Company pursuant to the provisions of Chapter 58-28 of the South Dakota Insurance Code, hereby establishes a separate account designated, "Midland National Life Separate Account A" (herein-after "Separate Account A") for the following use and purposes, and subject to such conditions as are hereinafter set forth:

FURTHER RESOLVED, that the Separate Account A shall be established for the purpose of providing for the issuance by the Company of such variable universal life insurance contracts (Contracts) as the Board of Directors may designate and shall constitute a separate account into which allo-cated amounts are paid to or held by the Company under such Contracts; and

FURTHER RESOLVED, that the income, gains and losses, whether or not realized, from assets allocated to the Separate Account A shall, in accordance with the Contracts, be credited to or charged against such account without regard to other income, gains, or losses of the Company; and

FURTHER RESOLVED, that the fundamental investment policy of the Separate Account A shall be to invest or reinvest the assets of the Separate Account A in securities issued by such investment companies registered under the Investment Company Act of 1940 as may be specified in the respective Contracts; and

FURTHER RESOLVED, that Separate Account A shall be divided into Invest-ment Divisions, each of which shall invest in the shares of an investment company, and net premiums under the Contracts shall be allocated to the eligible portfolios set forth in the Contracts in accordance with instructions received from owners of the Contracts; and

FURTHER RESOLVED, that the Board of Directors expressly reserves the right to add, combine, or remove any Investment Divisions of Separate Account A as it may hereafter deem necessary or appropriate, and

FURTHER RESOLVED, that any two of the following: the President, any Vice President, the Secretary, the Treasurer and the Controller be, and hereby are authorized to specify from time to time by written instrument, duly attached to and made a part of the records of the Company:

1. Those persons who shall be authorized to deposit such amount in the Separate Account A or in each investment division thereof as may be necessary or appropriate to facilitate the commencement of the Separate Account A's operations;

2. Those persons who shall be authorized to transfer funds from time to time between the Company's general account and the Separate Account A as deemed necessary or appropriate and consistent with the terms of the Contracts.

FURTHER RESOLVED, that the Board of Directors of the Company be, and hereby is authorized to change the designation of the Separate Account A to such other designation as it may deem necessary or appropriate; and

FURTHER RESOLVED, that the appropriate officers of the Company, with such assistance from the Company's auditors, legal counsel and independent consultants or others as they may require, be, and they hereby are, authorized and directed to take all action necessary to: (a) Register the Separate Account A as a unit investment trust under the Investment Company Act of 1940, as amended; (b) Register the Contracts in such amounts, which may be an indefinite amount, as the officers of the Company shall from time to time deem appropriate under the Securities Act of 1933; and (c) Take all other actions which are necessary in connection with the offering of said Contracts for sale and the operation of the Separate Account A in order to comply with the Investment Company Act of 1940, the Securities Exchange Act of 1934, the Securities Act of 1933, and other applicable federal laws, including the filing of any amendments to registration statements, any undertakings, and any applications for exemptions from the Investment Company Act of 1940 or other applicable federal laws as the officers of the Company shall deem necessary or appropriate; and

FURTHER RESOLVED, that the President, any Vice President and the Secretary, and each of them with full power to act without the others, hereby are severally authorized and empowered to prepare, execute and cause to be filed with the Securities and Exchange Commission on behalf of the Separate Account A, and by the Company as sponsor and depositor, a Form of Notification of Registration Statement under the Securities Act of 1933 registering the Contracts, and any and all amendments to the fore-going on behalf of the Separate Account A and the Company and on behalf of and as attorneys for the principal executive officer and/or the principal financial officer and/or the principal accounting officer and/or any other officer of the Company; and

FURTHER RESOLVED, that Jack L. Briggs and Frederick R. Bellamy are hereby appointed as agents for service under any such registration statement duly authorized to receive communications and notices from the Securities and Exchange Commission with respect thereto; and

FURTHER RESOLVED, that the appropriate officers of the company be, and they hereby are, authorized on behalf of the Separate Account A and on behalf of the Company to take any and all action that they may deem necessary for advisable in order to sell the Contracts, including any registrations, filings and qualifications of the Company, its officers, agents and employees, and the Contracts under the insurance and securities laws of any of the states of the United States of American or other jurisdictions, and in connection therewith to prepare, execute, deliver and file all such applications, reports, covenants, resolutions, applications for exemptions, consents to service or process and other papers and instruments as may be required under such laws, and to take any and all further action which said officers or counsel of the Company may deem necessary or desirable (including entering into whatever agree-ments and contracts as may be necessary) in order to maintain such registrations or qualifications for as long as said officers or counsel deem it to be in the best interest of the Separate Account A and the Company; and

FURTHER RESOLVED, that the President, any Vice President and the Secretary be, and hereby are, authorized in the names and on behalf of the Separate Account A and the Company to execute and file irrevocable written consents on the part of the Separate account A and the Company to be used in such states where such consents to service of process may be requisite under the insurance or securities laws therein in connection with said registration or qualification of Contracts and to appoint the appropriate state official, or such other person as may be allowed by said insurance or securities laws, agent of the Separate Account A and of the Company for the purpose of receiving and accepting process; and

FURTHER RESOLVED, that the President of the Company be, and hereby is authorized to establish procedures under which the Company will institute procedures for providing voting rights for owners of such Contracts with respect to securities owned by the Separate Account A; and

FURTHER RESOLVED, that the President of the Company is hereby authorized to execute such agreement or agreements as are deemed necessary and appropriate (i) with North American Management, Inc. ("NAM"), or other qualified entity under which NAM or such other entity will be appointed principal underwriter and distributor for the Contracts and (ii) with one or more qualified entities to provide administrative and/or custodial services in connection with the establishment and maintenance of the Separate Account A and the design, issuance, and administration of the Contracts.

FURTHER RESOLVED, that, since it is expected that the Separate Account A will invest in the securities issued by one or more investment companies, the appropriate officers of the Company are hereby authorized to execute whatever agreement or agreements as may be necessary or appropriate to enable such investments to be made.

FINALLY RESOLVED, that the appropriate officers of the Company, and each of them, are hereby authorized to execute and deliver all such documents and papers and to do or cause to be done all such acts and things as are deemed necessary or desirable to carry out the foregoing resolutions and the intent and purposes thereof."

This Unanimous Consent in Lieu of a Meeting of the Executive Committee is signed effective this 20th day of July, 1987.



____________________________________
William A. Rigsbee


____________________________________
Alan H. Spencer


____________________________________
Russell A. Evenson


____________________________________
Frederic A. Gottschalk


SEPACTA.TXT

1.(6)(a)  Articles of Incorporation of Midland National Life
          Insurance Company

STATE OF SOUTH DAKOTA
STATE OF SOUTH DAKOTA GREAT SEAL 1989
OFFICE OF
THE SECRETARY OF STATE
Department of State

United States of America,
State of South Dakota,

SECRETARY'S OFFICE

This is to certify that the attached instrument of writing is a true, correct and examined copy of the Restated Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY, filed for record February 10, 1966, and all Amendments thereto;

and the whole thereof, and has been carefully compared with the original now on file in this office and found correct.

STATE OF SOUTH DAKOTA
GREAT SEAL 1989

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota at the City of Pierre, the Capital, on this 8th day of September, 1980.

Secretary of State

By
Deputy

FEES $17.50

Form 15
Section 61

STATE OF SOUTH DAKOTA
OFFICE OF THE SECRETARY OF STATE
RESTATED CERTIFICATE OF INCORPORATION
OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

The undersigned, as Secretary of State of the State of South Dakota, hereby certifies that duplicate originals of Restated Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified pursuant to the provisions of the South Dakota Business Corporation Act, have been received in this office and are found to conform to law.

ACCORDINGLY the undersigned, as such Secretary of State, and by virtue of the authority vested in me by law, hereby issues this Restated Certificate of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attaches hereto a duplicate original of the Restated Articles of Incorporation.

Dated February 10, 1966, at 10:30 a.m.


15/ Alma Larson
Secretary of State

(GREAT SEAL OF THE STATE OF SOUTH DAKOTA)

RESTATED ARTICLES OF INCORPORATION
OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

We, William A. Rigsbee and Alan L. Austin, President and Secretary, respec-tively, of MIDLAND NATIONAL LIFE INSURANCE COMPANY, a corporation organized and existing under the Laws of the State of South Dakota, hereby certify that said Corporation at an annual meeting of the stockholders of said Company held at its office in the City of Watertown, State of South Dakota on the 4th day of February, 1966, and acting pursuant to Section 61 of the South Dakota Business Corporation Act, begin Chapter 22 of the Session Laws of the State of South Dakota for the year 1965, restated its Articles of Incorporation as follows:

RESTATED ARTICLES OF INCORPORATION OF MIDLAND NATIONAL LIFE INSURANCE COMPANY ADOPTED PURSUANT TO SECTION 61 OF THE SOUTH DAKOTA BUSINESS CORPORATION ACT, CHAPTER 22 OF THE SESSION LAWS OF THE STATE OF SOUTH DAKOTA FOR THE YEAR 1965.

KNOW ALL MEN BY THESE PRESENTS: that we the undersigned, for ourselves, and our associates do hereby associate ourselves together for the organization of a Corporation, for the purpose of conducting the business of life or accident insurance under and by virtue of the laws of the State of South Dakota, and we do hereby certify and declare as follows, via:

ARTICLE ONE
The name of this Corporation shall be "Midland National Life Insurance
Company."

ARTICLE TWO
The term for which this Corporation shall exist shall be perpetual.

ARTICLE THREE
The purpose for which this Corporation is formed is to generally engage in the business of writing and underwriting contracts of life, health, accident, and all other forms of disability insurance upon either the participating or nonparticipating plans, with authority to issue all types of contracts usually and customarily written by legal reserve insurance companies in the United States of America, and to generally engage in any business and have authority to do anything provided for or permissible now or that may be hereafter authorized under the laws of the State of South Dakota or any other State of the Union or foreign country; to purchase, lease, or otherwise acquire equipment for the transmission of radio energy in interstate commerce; to construct, operate and maintain equipment for the transmission of radio energy in interstate commerce, and to apply for and hold licenses or other instruments of authorization from the Federal Communication Commission or such other body or bodies as may be charged by law with the duty of regulating the transmission or radio energy and the administration of laws pertaining, thereto, and purchase, lease, acquire, construct, operate and maintain any and all types of radio or television stations.

ARTICLE FOUR
The aggregate number of shares which the Corporation shall have authority to issue shall be 50,000 of common stock of the par value of $10.00 each. Fully paid capital stock of this Corporation shall be nonassessable and no stock shall be hereafter issued until fully paid.

ARTICLE FIVE
The fiscal year of the said Company shall commence on the first day of January and end on the 31st day of December of each year.

ARTICLE SIX
The address of the registered office of the Company shall be 104 South Maple Street, Watertown, South Dakota, and the name of its initial registered agent at such address is William A. Rigsbee.

ARTICLE SEVEN
The number of Directors of this Corporation shall be not less than five nor more than twenty one. Each Director shall be the owner of at least fifty shares of the common capital stock of the Company, and a majority of the Directors must be citizens of the State of South Dakota. The number of Directors to be elected shall be determined annually at the annual stockholders meeting, and all Directors shall hereafter be elected annually to serve for a period of one year, or until their successors are elected and qualified. The presently elected Directors shall serve until the election of their successors.

ARTICLE EIGHT
The above and foregoing Restated Articles of Incorporation correctly set forth without change the corresponding provisions of the Articles of Incorporation as heretofore amended, and the Restated Articles of Incorporation supersede the the original Articles of Incorporation and all Amendments thereto.

We further certify that there were subscribed and outstanding at said date 50,000 shares of common stock of said Company and no more, and no other class of stock, and that the vote by which said Restated Articles of Incorporation was adopted was 50,000 votes in favor thereof and no votes against the same, so that said Restated Articles of Incorporation were adopted by unanimous vote of all of the issued and outstanding stock of the Company.

IN WITNESS WHEREOF, WE have hereunder signed this Certificate as President and Secretary, respectively, of the said Midland National Life Insurance Company, and caused the seal of said Company to be attached thereto.

William A. Rigsbee
President of MIDLAND NATIONAL LIFE INSURANCE COMPANY

Alan L. Austin
Secretary of MIDLAND NATIONAL LIFE INSURANCE COMPANY

(CORPORATE SEAL)

VERIFICATION

STATE OF SOUTH DAKOTA )
SS                    )
COUNTY OF CODINGTON   )

I, Dorothy Antritter, a Notary Public in and for the State of South Dakota, do hereby certify that on this 8th day of February, 1966 personally appeared before me William A. Rigsbee, who, being by me first duly sworn, declared that he is the President of Midland National Life Insurance Company, that he signed the foregoing Restated Articles of Incorporation as the President of the Corporation, and that the statements therein contained are true.

WITNESS my hand and Notarial Seal.

SEAL

Dorothy Antritter
Dorothy Antritter, Notary Public, South Dakota

My Commission Expires:  August 26, 1966

The above and foregoing Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved this 9th day of February, 1966.

Roy Manning
J. Roy Manning, Commissioner of Insurance of the State of South Dakota

The above and Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved as to form this 9th day of February, 1966.

Frank L. Farrar
Attorney General

By /S/ Alan Williamson
Assistant Attorney General

Receipt No. 104413
File No. D-122
Box No.

Filed at request of -
Alan L. Austin
Midland National Life Insurance Company
Watertown, South Dakota 57201

Restated Articles of Incorporation
Of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

State of South Dakota
SS
Office of Secretary of State

Filed in the office of the Secretary of State on the 10th day of February 1966 at 10:30 a.m.

Alma Larson
Secretary of State

By ______________________________
   Assistant Secretary of State

Fee Received $20.00

STATE OF SOUTH DAKOTA
STATE OF SOUTH DAKOTA GREAT SEAL 1889
OFFICE OF THE SECRETARY OF STATE

Certificate of Amendment

I, ALMA LARSON, Secretary of State of the State of South Dakota, hereby certify that duplicate originals of Amendment to Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified, pursuant to the provisions of the South Dakota corporation acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attach hereto a duplicate original of the Amendment.

IN TESTIMONY WHEREOF. I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this 7th day of October A.D.. 1969

Alma Larson
Secretary of State

Assistant

ARTICLES OF AMENDMENT
TO THE
RESTATED ARTICLES OF INCORPORATION
OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

Pursuant to the provisions of the South Dakota Business Corporation Act and the Insurance Code, the undersigned corporation adopts the following Articles of Amendment to its Restated Articles of Incorporation:

FIRST:  The name of the corporation is Midland National Life Insurance Company.

SECOND: The following Amendment of the Restated Articles of Incorporation was adopted by the shareholders of the corporation on October 3, 1969 in the manner prescribed by said statutes: Articles Four and Seven of the Restated Articles of Incorporation were amended so that they will read as follows:

ARTICLE FOUR
"The aggregate number of shares which the corporation shall have authority to issue shall be 1,200,000 of common stock of the par value of $1.00 each. Each of the 50,000 shares of common stock of the par value of $10.00 each, now issued and outstanding, shall e equal to and are hereby changed into ten fully paid and nonassessable common shares of this corporation having a par value of $1.00 per share. Fully paid capital stock of this corporation shall be nonassessable and no stock shall be hereafter issued until fully paid."

ARTICLE SEVEN
"The number of directors of this corporation shall be five. The number of directors to be elected hereafter shall be fixed by the By-Laws of the Company. The presently elected directors shall serve until the election and qualification of their successors."

THIRD: The number of shares of the corporation outstanding at the time of such adoption was 50,000 shares of common stock, and the number of shares entitled to vote thereon was 50,000.

FOURTH: THe designation and number of outstanding shares of each class entitled to vote thereon as a class were as follows: None.

FIFTH: The manner in which the additional number of shares provided for in the Amendment to Article Four of the Restated Articles of Incorporation shall be issued, is as follows: Each holder of record of one or more shares of the capital stock of the Corporation on the date of the filing of Articles of Amendment in the Office of the Secretary of State of the State of South Dakota will e entitled to receive a certificate representing nine additional shares with a par value of $1.00 per share for each share held at that time. Each certificate outstanding immediately prior to the change will be retained by the holder and will continue to represent the same number of shares, but they will be shares of a part value of $1.00 per share instead of shares with a $10.00 par value.

SIXTH: The number of shares voted for such amendment was 49,989 and the number of shares voted against such amendment was none, 11 shares not represented and not voting.

Dated this 3rd day of October, 1969.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By  William A. Rigsbee
Its President

By  Alan L. Austin
Its Secretary

(Corporate Seal)

STATE OF SOUTH DAKOTA )
SS                    )
COUNTY OF CODINGTON   )

Before me, Sandra J. DeYoung, a notary public in and for the said County and State, personally appeared William A. Rigsbee who acknowledged before me that he is the President of Midland National Life Insurance Company, a South Dakota Corporation, that he signed the foregoing Articles of Amendment to the Restated Articles of Incorporation as his free and voluntary act and deed for the uses and purposes therein set forth, that the facts contained therein are true.

IN WITNESS WHEREOF, I have hereunto set my hand and seal this 3rd day of October, 1969.

(Seal)

Sandra J. DeYoung
Sandra J. DeYoung
Notary Public, State of South Dakota
My Commission Expires:  August 1, 1975

The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved as to form this 6th day of October, 1969.

GORDON J. MYDLAND
ATTORNEY GENERAL OF SOUTH DAKOTA

By  Gordon J. Mydland
Assistant Attorney General

The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved and triplicate original thereof was filed in my office this 6th day of October, 1969.

Warren E. Dirks
Warren E. Dirks
Commissioner of Insurance of the State of South Dakota

Receipt No.
File No. D-122

Filed at request of -
Midland National Life Insurance Company
Watertown, South Dakota  57201

Articles of Amendment
to the
Restated Articles of Incorporation
Of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

State of South Dakota
SS
Office of Secretary of State

Filed in the office of the Secretary of State on the 7th day of October, 1969.

Alma Larson
Secretary of State

By ____________________________
   Assistant Secretary of State

Fee received:  $20.00 Filing
$140.00 increased capital

STATE OF SOUTH DAKOTA

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

OFFICE OF THE SECRETARY OF STATE

Certificate of Amendment

I, ALMA LARSON, Secretary of State of the State of South Dakota, hereby certify that duplicate originals of Amendment to Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified, pursuant to the provisions of the South Dakota corporation acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attach hereto a duplicate original of the Amendment.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this 11th day of March A.D. 1971.

Alma Larson
Secretary of State

Assistant

Dated this 11th day of March, 1971.

(Corporate Seal)

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By  William A. Rigsbee
Its President

By  Alan L. Austin
Its Secretary

STATE OF SOUTH DAKOTA )
SS                    )
COUNTY OF CODINGTON   )

Before me, E. Elayne Jensen, a notary public in and for the said Company and State, personally appeared William A. Rigsbee who acknowledged before me that he is the President of Midland National Life Insurance Company, a South Dakota corporation, that he signed the foregoing Articles of Amendment to the Restated Articles of Incorporation as his free and voluntary act and deed for the uses and purposes therein set forth, that the facts contained therein are true.

IN WITNESS WHEREOF, I have hereunto set my hand and seal this 11th day of March,1971.

(SEAL)

______________________________
E. Elayne Jensen
Notary Public, South Dakota
My Commission Expires:  April 10, 1978

The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved as to form this 11th day of March, 1971.

GORDON J. MYDLAND
ATTORNEY GENERAL OF SOUTH DAKOTA

BY ____________________________
   Assistant Attorney General

The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved and triplicate original thereof was filed in my office this 11th day of March, 1971.

Warren E. Dirks
Warren E. Dirks
Commissioner of Insurance of the
State of South Dakota

Receipt No. 68656
File No. D-122

Filed at request of -
Mr. Alan Austin
Austin, Hinderaker & Hackett
25 First Avenue South West
Watertown, South Dakota 57201

Articles of Amendment
of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

State of South Dakota
SS
Office of Secretary of State

Filed in the office of the Secretary of State on the 11th day of March, 1971.

Alma Larson
Secretary of State

By
Assistant Secretary of State

Fee received:  $20.00

STATE OF SOUTH DAKOTA

STATE OF SOUTH DAKOTA
GREAT SEAL 1889
OFFICE OF THE SECRETARY OF STATE

Certificate of Amendment

I, LORNA B. HERSETH, Secretary of State of the State of South Dakota, hereby certify that duplicate originals of Amendment to Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified, pursuant to the provisions of the South Dakota corporation acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attach hereto a duplicate original of the Amendment.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this 6th day of August A.D. 1974.

Lorna B. Herseth
Secretary of State

Assistant

August 1971
RECEIVED
SECRETARY OF STATE

ARTICLES OF AMENDMENT
TO THE
RESTATED ARTICLES OF INCORPORATION
OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

Pursuant to the provisions of the South Dakota Business Corporation Act and the Insurance Code, the undersigned corporation adopts the following Articles of Amendment to its Restated Articles of Incorporation:

FIRST:  The name of the corporation is Midland National Life Insurance Company.

SECOND: THe following Amendment to the Restated Articles of Incorporation was adopted by the shareholders of the corporation on July 22, 1974 in the manner prescribed by said statutes: Article Four of the Restated Articles of Incorporation was amended so that it will read as follows:

ARTICLE FOUR

"The aggregate number of shares which the corporation shall have authority to issue shall be 1,562,500 of common stock of the par value of $1.00 each. Fully paid capital stock of this corporation shall be nonassessable and no stock shall hereafter be issued until fully paid."

THIRD: The number of shares of the corporation outstanding at the time of such adoption was 1,200,000 shares of common stock, and the number of shares entitled to vote thereon was 1,200,000.

FOURTH: The designation and number of outstanding shares of each class entitled to vote thereon as a class were as follows: None

FIFTH: The number of shares voted for such amendment was 1,200,000 and the number of shares voted against such amendment was none.

Dated this 22nd day of July, 1974.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

By  William A. Rigsbee
Its President

By  Darwin Shapiro
Its Secretary

(Corporate Seal)

STATE OF SOUTH DAKOTA )
SS                    )
COUNTY OF CODINGTON   )

Before me, Alice Murphy, a notary public in and for the said County and State, personally appeared William A. Rigsbee who acknowledged before me that he is the President of Midland National Life Insurance Company, a South Dakota corporation, that he signed the foregoing Articles of Amendment to the Restated Articles of Incorporation as his free and voluntary act and deed for the uses and purposes therein set forth, that the facts contained therein are true.

IN WITNESS WHEREOF, I have hereunto set my hand and seal this 22nd day of July, 1974.

Filed this 30th day of July, 1974

(SEAL)

Lorna B. Herseth
SECRETARY OF STATE

Alice Murphy
Alice Murphy
Notary Public, South Dakota
My commission expires:  5-15-80


The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved as to form this 30th day of July, 1974.

KERMIT SANDSS
ATTORNEY GENERAL OF SOUTH DAKOTA

By  Kermit Sands
Assistant Attorney General

The above and foregoing Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved and triplicate original thereof was filed in my office this 31st day of July, 1974.

Ralph A. Newman
Ralph A. Newman
Director of Insurance of the
State of South Dakota

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

Receipt No. 135313
File No. D-122

Filed at request of -
Darwin Shapiro
Midland National Life Insurance Company
Watertown, SD  57201

Articles of Amendment
of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

State of South Dakota
SS
Office of Secretary of State

Filed in the office of the Secretary of State on the 6th day of August, 1974.

Loran B. Herseth
Secretary of State

By
Assistant Secretary of State

Fee received:  $20.00 + $50 increased capital

STATE OF SOUTH DAKOTA
GREAT SEAL 1889
OFFICE OF THE SECRETARY OF STATE

Certificate of Amendment

I, LORNA B. HERSETH, Secretary of State of the State of South Dakota, hereby certify that duplicate originals of Amendment to Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified, pursuant to the provisions of the South Dakota corporation acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attach hereto a duplicate original of the Amendment.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this 28th day of July A.D. 1977.

Lorna B. Herseth
Secretary of State

Assistant


Filed this 28th day of
July, 1977.

Lorna B. Herseth
SECRETARY OF STATE

ARTICLES OF AMENDMENT TO
THE RESTATED ARTICLES OF INCORPORATION
OF MIDLAND NATIONAL LIFE INSURANCE
COMPANY

We, William A. Rigsbee and Darwin Shapiro, President and Secretary, respectively, of Midland National Life Insurance Company, a corporation organized and existing under the laws of the State of South Dakota hereby certify that said corporation, at a special meeting of the stockholders of said company, held at its home office in the City of Watertown, State of South Dakota, on the 22nd day of July, 1977, amended Articles Six of the Restated Articles of Incorporation of Midland National Life Insurance Company so that said Restated Articles of Incorporation, as to said Article Six, now reads as follows:

ARTICLE SIX

The address of the registered office of the Company shall be One Midland Plaza, Sioux Falls, South Dakota, and the name of its registered agent at such address is William A. Rigsbee.

We further certify that there were subscribed and outstanding at said date 1,512,500 shares of common stock of said company and no more and no other class of stock. That the vote by which said amendment was adopted was 1,512,170 shares voted in favor thereof and no votes against the same so that said amendment was adopted by a vote of 1,512,170 shares of all of the issued and outstanding stock of the company.

IN WITNESS WHEREOF we have hereunto signed this Certificate as President and and Secretary, respectively, of said Midland National Life Insurance Company and caused the seal of said company to be attached thereto this 22nd day of July, 1977.

(CORPORATE SEAL)

William A. Rigsbee
President of Midland National Life Insurance Company

Darwin Shapiro
Secretary of Midland National Life Insurance Company

STATE OF SOUTH DAKOTA
SS
COUNTY OF CODINGTON

VERIFICATION

I, Alan L. Austin, a Notary Public in and for the State of South Dakota, do hereby certify that on this 22nd day of July, 1977, personally appeared before me William A. Rigsbee, who, being by me first duly sworn, declared that he is President of Midland National Life Insurance Company, that he signed the foregoing Articles of Amendment to Restated Articles of Incorporation of Midland National Life Insurance Company as President of the Corporation, and that the statements therein contained are true.

Witness my hand and notarial seal.

Alan L. Austin
Notary Public, South Dakota

My Commission Expires:  8/30/81

(SEAL)

The within and foregoing Amendment to Restated Articles of Incorporation of
Midland National Life Insurance Company are hereby approved this       day of
July, 1977.

_____________________________
Lowell L. Knutson
Director of the Division of Insurance of the State of South Dakota

The within and foregoing Amendment to Restated Articles of Incorporation of Midland National Life Insurance Company are hereby approved this 28th day of July, 1977.

WILLIAM J. JANKLOW, Attorney General
of the State of South Dakota

BY:  Clair B. Ledbetter
Assistant Attorney General

CERTIFIED COPY OF AMENDMENT TO BYLAWS
OF MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATE OF SOUTH DAKOTA
SS
COUNTY OF CODINGTON

I, Erwin J. Frey, do hereby certify that I am the duly elected, qualified and acting Assistant Secretary of Midland National Life Insurance Company, that a special meeting of the stockholders held at the offices of the Company at Watertown, South Dakota, on July 22, 1977, at 11:00 o'clock a.m., the stockholders, by a vote of 1,512,170 shares out of a total issued and outstanding of 1,512,500 shares adopted a Resolution to Amend Article II,
Section 1 of the Bylaws of said Company to read as follows:

ARTICLE II

"SECTION 1. ANNUAL MEETING. The annual meeting of the stockholders of the Company shall be held at the Home Office of the Company in the City of Sioux Falls, Minnehaha County, South Dakota, on the second Thursday in March, commencing at 11:00 a.m., to elect a Board of Directors and for the transaction of such other business as shall properly come before the meeting."

Witness my hand and the seal of Midland National Life Insurance Company this 25th day of July, 1977.

(CORPORATE SEAL)

Erwin J. Frey
Assistant Secretary
Midland National Life Insurance Company

SOUTH DAKOTA
Department of Commerce & Consumer Affairs
Division of Insurance
Pierre, South Dakota  57501

September 16, 1977

To:  Office of the Secretary of State    Attn: Pat Hofer

From:  Lowell L. Knutson, Director of Insurance

Re: Articles of Amendment to the Restated Articles of Incorporation of Midland National Life Insurance Company dated July 22, 1977.

This is to certify that the above mentioned was approved and signed by me on the second day of August, 1977.


Lowell L. Knutson
Lowell L. Knutson
Director of Insurance

Receipt No.  202694

File No.  D-1222

Articles of Amendment
of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

Filed at Request of
Connie Edge
Secretary
Department of Commerce &
Consumer Affairs
Division of Insurance
Pierre, SD  57501

State of South Dakota
SS
Office of Secretary of State

Filed in the office of the Secretary of State on the 28th day of July, 1977.

Lorna B. Herseth
Secretary of State

By ____________________________
   Assistant Secretary of State

Fee received:  $20

State of South Dakota
Office of The Secretary Of State

STATE DEPARTMENT
STATE OF SOUTH DAKOTA
GREAT SEAL 1889

United States of America,
State of South Dakota

SECRETARY'S OFFICE

This is to certify that the attached instrument of writing is a true, correct, and examined copy of the articles of amendment of MIDLAND NATIONAL LIFE INSURANCE COMPANY, filed with our office on February 5th, 1990;

and the whole thereof, and has been carefully compared with the original now on file in this office and found correct.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota at the City of Pierre, the Capital, on this 5th day of February, 1990.

Joyce Hazeltine
Secretary of State

By __________________________
   Deputy Secretary of State

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

FEES:  $5.00

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

STATE OF SOUTH DAKOTA
Secretary of State

Certificate of Amendment

I, JOYCE HAZELTINE, Secretary of State of the State of South Dakota, hereby certify that duplicate originals of Amendment to Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified pursuant to the provisions of the South Dakota corporation acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY and attach hereto a duplicate original of the Amendment.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this 5th day of February A.D. 1990.

Joyce Hazeltine
Secretary of State

Deputy

STATE OF SOUTH DAKOTA
GREAT SEAL 1989

ARTICLES OF AMENDMENT TO
ARTICLES OF INCORPORATION OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

We, William A. Rigsbee and Jack L. Briggs, President and Secretary, respectively, of Midland National Life Insurance Company, a corporation organized and existing under the laws of the State of South Dakota, hereby certify that said corporation, at a special meeting of the stockholders, held at the offices of the Company, in the City of Sioux Falls, State of South Dakota, on the 8th day of January, 1990, amended Article Four of the Articles of Incorporation so that the same now reads as follows:

ARTICLE FOUR

The aggregate number of shares which the Corporation shall have the authority to issue shall be 2,549,439 of common stock of the par value of $1.00 each. Fully paid capital stock of this Corporation shall be nonassessable and no stock shall be hereafter issued until fully paid.

We further certify that there were subscribed and outstanding at said date 1,499,670 shares of common stock of said Company and no more and no other class of stock. That the vote by which said amendment was adopted was 1,499,340 in favor thereof and no votes against so that said amendment was adopted by a unanimous vote of all of the issued and outstanding stock of the Company.

IN WITNESS WHEREOF we have hereunto signed this certificate as President and Secretary, respectively, of the said Midland National Life Insurance Company and caused the seal of said Company to be attached thereto this 8th day of January, 1990.

(CORPORATE SEAL)

William A. Rigsbee
President of Midland National Life Insurance Company

Jack Briggs
Secretary of Midland National Life Insurance Company

Filed this 5th day of February 1990.

Joyce Hazeltine
SECRETARY OF STATE

Approved as to Form
this 12th day of January 1990

Janice Stareman
ASSISTANT ATTORNEY GENERAL

FILED
January 15, 1990
South Dakota
Director of Insurance


STATE OF SOUTH DAKOTA
SS
COUNTY OF MINNEHAHA

I, Pam Wieker, a Notary Public in and for the State of South Dakota, do hereby certify that on this 8th day of January, 1990 personally appeared before me William A. Rigsbee, who, being by me first duly sworn, declared that he is the President of Midland National Life Insurance Company, that he signed the foregoing Articles of Amendment to the Articles of Incorporation of Midland National Life Insurance Company as President of the corporation, and that the statements therein contained are true.

Witness my hand and notarial seal.

Pam Wieker
Notary Public, South Dakota

(SEAL)

My commission Expires on August 21, 1997.

The within and foregoing Amendment to the Articles of Incorporation of Midland National Life Insurance Company are hereby approved this ______ day of January, 1990.

___________________________
Mary Jane Cleary
Director of the Division of Insurance
of the State of South Dakota

The above and foregoing Amendment to the Articles of Incorporation of Midland National Life Insurance Company are hereby approved this ______ day of January, 1990.

ROGER TELLINGHUISEN, Attorney General
of the State of South Dakota

By ____________________________
   Assistant Attorney General

State of South Dakota

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

OFFICE OF THE SECRETARY OF STATE

CERTIFICATE OF AMENDMENT

I, JOYCE HAZELTINE, Secretary of State of the State of South Dakota, hereby certify that duplicate of the Articles of Amendment to the Articles of Incorporation of MIDLAND NATIONAL LIFE INSURANCE COMPANY duly signed and verified pursuant to the provisions of the South Dakota Corporation Acts, have been received in this office and are found to conform to law.

ACCORDINGLY and by virtue of the authority vested in me by law, I hereby issue this Certificate of Amendment to the Articles of Incorporation and attach hereto a duplicate of the Articles of Amendment of MIDLAND NATIONAL LIFE INSURANCE COMPANY.

IN TESTIMONY WHEREOF, I have hereunto set my hand and affixed the Great Seal of the State of South Dakota, at Pierre, the Capital, this August 15, 1997.

Joyce Hazeltine
JOYCE HAZELTINE
Secretary of State

STATE OF SOUTH DAKOTA
GREAT SEAL 1889

APPROVED BY
SOUTH DAKOTA
DIVISION OF INSURANCE
08-14-97
Larry S. Johnson

Approved as to Form
this 08th day of August, 1997.
Larry S. Johnson
ASSISTANT ATTORNEY GENERAL

Filed this 15th day of
August 1997.
Joyce Hazeltine
SECRETARY OF STATE

ARTICLES OF AMENDMENT TO RESTATED
ARTICLES OF INCORPORATION OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

We, Michael M. Masterson and Jack L. Briggs, President and Secretary, respectively, of Midland National Life Insurance Company, a corporation organized and existing under the laws of the State of South Dakota, hereby certify that at a special meeting of the Stockholders held at the offices of the Company at Sioux Falls, South Dakota, on June 30, 1997, at 1:00 o'clock p.m., the stockholders, by a vote of 2,549,439 shares out of a total issued and outstanding of 2,549,439 shares adopted a Resolution to Amend the Restated Articles of Incorporation of said Company to read as follows:

INDEMNIFICATION OF DIRECTORS,
OFFICERS, EMPLOYEES AND AGENTS

The Corporation may, as provided in and to the extent designed in the By-Laws as may be adopted from time to time, indemnify any and all persons whom it may have the power to indemnify under the South Dakota Business Corporation Act, as the same may be amended and supplemented, against any and all of the expenses, liabilities and other matters referred to in or covered by said Business Corporation Act.

IN WITNESS WHEREOF we have hereunto signed this certificate as President and Secretary, respectively, of the said Midland National Life Insurance Company and caused the seal of said Company to be attached thereto this 11 day of August, 1997.

(CORPORATE SEAL)

Michael Masterson
President of Midland National
Life Insurance Company

Jack Briggs
Secretary of Midland National
Life Insurance Company


ARTICLE.TXT

1.(6)(b)  By-laws of Midland National Life Insurance Company

BY-LAWS
MIDLAND NATIONAL LIFE INSURANCE COMPANY
AS AMENDED AND RESTATED THROUGH
February 20, 1976


ARTICLE I

CORPORATE POWERS

SECTION 1. CORPORATE POWERS. All the Corporate Power of this Company shall be exercised by a Board of Directors, by the Executive Committee and by the officers named and provided for in these by-laws and by such other officers andagents as shall be appointed for the performance of specific duties.

ARTICLE II

MEETINGS OF THE STOCKHOLDERS

SECTION 1. ANNUAL MEETING. The annual meeting of the stockholders of the Company shall be held at the Home Office of the Company in the City of Watertown, Codington County, South Dakota, on the second Thursday in March, commencing at 11:00 a.m., to elect a Board of Directors and for the transaction of such other business as shall properly come before the meeting.

SECTION 2. NOTICE OF ANNUAL MEETING. Notice of the annual meeting of the stockholders shall be given by the Secretary to each stockholder appearing as such on the books of the Company, by duly mailing notice of said meeting to his address as shown by the books and records of said Company, at least ten days prior to such annual meeting.

SECTION 3. SPECIAL MEETINGS. Special meetings of the stockholders of the Company may be held at the Home Office of the Company upon call in writing by the President, the Board of Directors or whenever called in writing by stockholders holding not less than one-tenth of the shares entitled to vote at the meeting, provided that written notice of such special meeting, stating the day, hour, and place thereof and stating in general terms, the business to be transacted thereat, shall be mailed at least ten days prior to such meeting to each stockholder at his address as the same appears on the books of the Company.

SECTION 4. QUORUM. A majority of the common stock issued and outstanding, represented either in person or by proxy, shall constitute a quorum for the transaction of business and each stockholder shall be entitled to one vote for each share of common stock outstanding in his name on the books of the Company, whether represented in person or by proxy.

SECTION 5. ADJOURNED MEETINGS. If a quorum be not present at any annual or special meeting, or, if on vote of the stockholders present, it shall be deemed expedient or advisable to adjourn said meeting, said meeting may be adjourned to such other time as shall be agreed upon by them.

If adjournment shall be taken for longer than one day, immediate notice of the time to which the adjournment was taken shall be given in writing to all of the stockholders.

SECTION 6. VOTING BY PROXY. No person shall be entitled to vote by virtue of any proxy unless the proxy shall have been on file with the Secretary at least one day before the meeting at which it is to be used.

SECTION 7. OFFICERS OF MEETINGS. The President and Secretary of the Corporation shall act as President and Secretary respectively of all stockholders meetings, and they shall constitute a committee to pass on the authenticity of the proxies.

ARTICLE III

BOARD OF DIRECTORS

SECTION 1. NUMBER OF DIRECTORS AND TERM OF OFFICE. The Directors shall be elected at the annual meeting and the number to be elected, not less than five nor more than twenty-one, shall be determined annually by the stockholders. The Directors shall serve for a period of one year or until the election and qualification of their successors.

SECTION 2. VACANCIES. The Board of Directors shall have power to fill all vacancies on the Board for the unexpired term.

SECTION 3. POWERS. THe Board of Directors shall exercise the corporate powers of said Corporation, and shall, with the Executive Committee thereof, hereinafter provided for, be the governing body thereof, and shall have general management of the business and property of the Company. The Directors shall act only as a Board and the individual Directors shall have no power as such.

SECTION 4. MEETINGS. Regular meetings of the Board of Directors shall be held on the second Thursday in each of the months of March, June, September and December, and the meeting on the second Thursday in March shall be the annual meeting thereof.

SECTION 5. SPECIAL MEETINGS. Special meetings of the Board of Directors may be called by the President or by a majority of the Board of Directors, and the President or the Secretary shall give notice of said special meeting by mailing same to each of the Directors at least three days before the date of the meeting.

SECTION 6. CHAIRMAN OF BOARD OF DIRECTORS. The Board of Directors at each annual meeting in March shall select one of their number as Chairman of the Board of Directors during the ensuing year, and said Chairman shall preside at each regular or special meeting of the Board of Directors. If the Chairman of the Board shall at any time be absent, then the President or any Vice President shall preside at said meeting.

SECTION 7. QUORUM. A majority of the Directors shall constitute a quorum for the transaction of business at any regular, special, or adjourned meeting. A lesser number than a quorum may adjourn the meeting to a future date.

SECTION 8. DIRECTORS FEES. Each member of the Board of Directors, if not an officer of the Company, shall be paid for attendance at each regular or special meeting of the Board of Directors at the rate of $100.00 per day and expense of travel.

SECTION 9. MINUTES. Regular minutes of the proceedings of the Board of Directors shall be kept by the Secretary of the Company, or such other person as may be designated by the Board.

SECTION 10. REMOVAL OF DIRECTORS. At a meeting of the stockholders call expressly for that purpose, Directors may be removed as hereinafter provided. Any Director or the entire Board of Directors may be removed, with or without cause, by vote of the holders of the majority of the shares then entitled to vote at an election of Directors.

ARTICLE IV

EXECUTIVE COMMITTEE

SECTION 1. ELECTION AND POWERS. The Board of Directors, at its regular annual meeting, shall, at the time of electing the officers of the Company, appoint an Executive Committee consisting of the President and not less than two nor more than four members of the Board of Directors. The Executive Committee, when the Board of Directors is not in session, shall have and may exercise all of the powers of the Board of Directors allowed by law.

SECTION 2. MEETINGS. Meetings of the Executive Committee shall be held from time to time as they are called by the President, or by any two members thereof. No such meeting shall be held unless each member thereof shall receive personal notice of the time and place of the meeting at least one day prior thereto. Notice of any meeting may be waived by any member of the Executive Committee.

SECTION 3. QUORUM. A majority of the Executive Committee shall constitute a quorum.

SECTION 4. MINUTES. Regular minutes of the proceedings of the Executive Committee shall be kept by the Secretary of the Company, or such other person as may be designated by the Committee.

ARTICLE V

OFFICERS

SECTION 1. ELECTION OF OFFICERS. The officers of this Company shall consist of a President, one or more Vice Presidents, the number of which shall be determined by the Board of Directors, a Secretary, one or more Assistant Secretaries and a Treasurer, each of whom shall be elected annually by the board of Directors, and such other officers as may be determined by said Board, each of whom shall hold his office during the pleasure of the Board, and until his successor is elected and qualified. The Board of Directors, may, however, employ officers or other employees of the Company for a longer term than one year if it seems advisable. The same person may hold one or more offices.

SECTION 2. DUTIES OF OFFICERS. Company officers shall have duties as determined by the Board of Directors from time to time.

SECTION 3. SALARIES. All salaries or other compensation of officers shall be fixed by the Board of Directors.

SECTION 4. BOND. The officers shall give bond for the faithful performance of their duties, in such form and amount and with such surety as may be prescribed by the Board of Directors, with the premiums on all bonds required to be paid by the Company.

ARTICLE VI

OFFICERS OR DIRECTORS DOING BUSINESS WITH THE COMPANY

SECTION 1. PROHIBITION AS TO CERTAIN TRANSACTIONS. No officer or director, or any member of any committee thereof or an employee of this Company who is charged with the duty of investing or handling the funds of the Company shall deposit or invest such funds except in the insurer's corporate name; shall not borrow the funds of such insurer; shall not be pecuniarily interested in any loan, pledge or deposit, security, investments, sale, purchase, exchange, reinsurance, or other similar transaction or property of such insurer except as a stockholder or member; shall not take or receive to his own use any fee, brokerage, commission, gift, or other consideration for or on account of any such transaction made by or on behalf of such insurer.

ARTICLE VII

CAPITAL STOCK

SECTION 1. CERTIFICATE OF SHARES. Each holder of stock in this Company shall be entitled to a stock certificate in such form and bearing such original or facsimile signatures as authorized by the Board of Directors.

SECTION 2. TRANSFERS. Shares of the Capital stock of the Company shall be transferred on the books of the Company and any transfer agent only by the surrender of the original certificate by the holder thereof, or his duly authorized attorney. The Board of Directors may authorize the use of a transfer agent and the use of a registrar.

ARTICLE VIII

CORPORATE SEAL

SECTION 1. CORPORATE SEAL. The seal of this Corporation shall be circular with the name of the Corporation engraved around the margin and with the words GREAT SEAL engraved across the face. The corporate seal shall be in the custody of the Secretary of the Company and shall be affixed to all papers requiring the use of a seal.

ARTICLE IX

AMENDMENTS TO BY-LAWS

SECTION 1. AMENDMENTS. These by-laws may be amended or repealed, in whole or in part, at any duly called meeting of th Board of Directors, by an affirmative vote of the majority of the Board of Directors, or by the stockholders at any annual or special meeting called for such purpose.

CERTIFIED COPY OF AMENDMENT TO BYLAWS
OF MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATE OF SOUTH DAKOTA
SS
COUNTY OF CODINGTON

I. Erwin J. Frey, do hereby certify that I am the duly elected, qualified and acting Assistant Secretary of Midland National Life Insurance Company; that a special meeting of the stockholders held at the offices of the Company at Watertown, South Dakota, on July 22, 1977, at 11:00 o'clock a.m., the stockholders, by a vote of 1,512,170 shares out of a total issued and outstanding of 1,512,500 shares adopted a Resolution to Amend Article II,
Section 1 of the Bylaws of said Company to read as follows:

ARTICLE II

"SECTION 1. ANNUAL MEETING. The annual meeting of the stockholders of the Company shall be held at the Home Office of the Company in the City of Sioux Falls, Minnehaha County, South Dakota, on the second Thursday in March, commencing at 11:00 a.m., to elect a Board of Directors and for the transaction of such other business as shall properly come before the meeting."

Witness my hand and the seal of Midland National Life Insurance Company this 25th day of July, 1977.

(CORPORATE SEAL)

Erwin J. Frey
Assistant Secretary
Midland National Life Insurance Company

Receipt No. 202694
File No. D-1222

Articles of Amendment
of
MIDLAND NATIONAL LIFE INSURANCE COMPANY

Filed at Request of

Connie Edge
Secretary
Department of Commerce & Consumer Affairs
Division of Insurance
Pierre, SD  57501





State of South Dakota
Office of Secretary of State

Filed in the office of the Secretary of State on 28th day of July 1977.

_______________________________
Secretary of State

By ____________________________
   Assistant Secretary of State

Fee Received $20

APPROVED BY
SOUTH DAKOTA
DIVISION OF INSURANCE

CERTIFIED COPY OF AMENDMENT TO BY-LAWS OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATE OF SOUTH DAKOTA
SS
COUNTY OF MINNEHAHA

I, Jack L. Briggs, do hereby certify that I am the duly elected, qualified and acting Secretary of Midland National Life Insurance Company; that on May 29, 1977, the Board of Directors adopted a Resolution to Amend the By-Laws of said Company to read as follows:

ARTICLE IV
EXECUTIVE COMMITTEE

SECTION 1. ELECTION AND POWERS. The Board of Directors, at its regular annual meeting, shall, at the time of electing the officers of the Company, appoint an Executive Committee consisting of the President and two or more members of the Board of Directors. The Executive Committee, when the Board of Directors is not in session, shall have and may exercise all of the powers of the Board of Directors allowed by law.

Witness my hand and the seal of Midland National Life Insurance Company this 11th day of August, 1977.

(CORPORATE SEAL)

Jack L. Briggs
Secretary
Midland National Life Insurance Company

APPROVED BY
SOUTH DAKOTA
DIVISION OF INSURANCE

CERTIFIED COPY OF AMENDMENT TO BY-LAWS OF
MIDLAND NATIONAL LIFE INSURANCE COMPANY

STATE OF SOUTH DAKOTA
SS
COUNTY OF MINNEHAHA

I, Jack L. Briggs, do hereby certify that I am the duly elected, qualified and acting Secretary of Midland National Life Insurance Company; that at a special meeting of the Stockholders held at the offices of the Company at Sioux Falls, South Dakota, on June 30, 1977, at 1:00 o'clock p.m., the stockholders, by a vote of 2,549,439 shares out of a total issued and outstanding of 2,549,439 shares adopted a Resolution to Amend the By-Laws of said Company to read as follows:

INDEMNIFICATION OF DIRECTORS,
OFFICERS, EMPLOYEES AND AGENTS

a) The corporation shall, to the fullest extent permitted by Sections 47-2-58.1 through 47-2-58.7 of the South Dakota Business Corporation Act, as the same may be amended, indemnify every person who is, or was a director, officer or employee of the corporation, or of any other corporation which he serves as such at the request of the corporation, from and against any and all liability and reasonable expenses that may be incurred in connection with or resulting from any claim, action, suit or other proceeding in which he may be involved as a party or otherwise, by reason of his being a director, officer or employee, whether or not he continues to be such at the time such liability or expense shall have been incurred.

b) The right of indemnification in this Section shall be in addition to any other rights to which such director, officer or employee may otherwise be entitled by contract, vote of either stockholders or disinterested directors or as a matter of law; and in the event of such person's death, such rights shall extend to his heirs and legal representatives. The provisions of this Section are severable, and if any provision be held invalid, all other provisions are fully in effect and the invalid provision shall only be curtailed to the extent necessary to make it enforceable to the fullest extent allowed by law.

c) Expenses including attorney's fees may be advanced to such director, officer or employee as may be determined by the Board of Directors.

d) The Board of Directors, by majority vote, may elect to indemnify other agents of the corporation on a case-by-case basis.

Witness my hand and the seal of Midland National Life Insurance Company this 11th day of August, 1977.

(CORPORATE SEAL)

Jack L. Briggs
Secretary
Midland National Life Insurance Company

BYLAWS.TXT

1. (8)(c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III


PARTICIPATION AGREEMENT

Among


VARIABLE INSURANCE PRODUCTS FUND III,

FIDELITY DISTRIBUTORS CORPORATION

and

MIDLAND NATIONAL LIFE INSURANCE COMPANY


     THIS AGREEMENT, made and entered into as of the 3rd day of April, 1997 by and among MIDLAND
NATIONAL LIFE INSURANCE COMPANY, (hereinafter the "Company"), a South Dakota corporation, on its own behalf and on behalf of each segregated asset account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"), and the VARIABLE
INSURANCE PRODUCTS FUND III, an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts (hereinafter the "Fund") and FIDELITY DISTRIBUTORS CORPORATION
(hereinafter the "Underwriter"), a Massachusetts corporation.

     WHEREAS, the Fund engages in business as an open-end management investment company and is available to act as the investment vehicle for separate accounts established for variable life insurance policies and variable annuity contracts (collectively, the "Variable Insurance Products") to be offered by insurance companies which have entered into participation agreements with the Fund and the Underwriter (hereinafter "Participating Insurance Companies"); and

     WHEREAS, the beneficial interest in the Fund is divided into several series of shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto
(each such series hereinafter referred to as a "Portfolio");
and

     WHEREAS, the Fund has obtained an order from the Securities and Exchange Commission, dated September 17,
1986 (File No. 812-6422), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended, (hereinafter the "1940 Act") and Rules 6e-2(b) (15) and 6e-3(T) (b) (15)
thereunder, to the extent necessary to permit shares of the Fund to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies (hereinafter the "Shared Funding Exemptive Order"); and

     WHEREAS, the Fund is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

     WHEREAS, Fidelity Management & Research
Company (the "Adviser") is duly registered as an investment adviser under the federal Investment Advisers
Act of 1940 and any applicable state securities law; and

     WHEREAS, the Company has registered or will register certain variable life insurance and variable annuity contracts under the 1933 Act; and

     WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforesaid variable annuity contracts; and

     WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act;
and

     WHEREAS, the Underwriter is registered as a broker dealer with the Securities and Exchange Commission
("SEC") under the Securities Exchange Act of 1934, as amended, (hereinafter the "1934 Act"), and is a member in good standing of the National Association of Securities
Dealers, Inc. (hereinafter "NASD"); and

     WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Portfolios on behalf of each Account to fund certain of the aforesaid variable life and variable annuity contracts and the Underwriter is authorized to sell such shares to unit investment trusts such as each Account at net asset value;

     NOW, THEREFORE, in consideration of their mutual promises, the Company, the Fund and the Underwriter agree as follows:


ARTICLE I.  Sale of Fund Shares

     1.1. The Underwriter agrees to sell to the Company those shares of the Fund which each Account orders, executing such orders on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the order for the shares of the Fund. For purposes of this
Section 1.1, the Company shall be the designee of the Fund for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such order by 9:30 a.m. Boston time on the next following Business Day.
"Business Day" shall mean any day on which the New
York Stock Exchange is open for trading and on which the Fund calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

     1.2. The Fund agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Fund calculates its net asset value pursuant to rules of the Securities and Exchange Commission and the Fund shall use reasonable efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Fund (hereinafter the "Board") may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

     1.3. The Fund and the Underwriter agree that shares of the Fund will be sold only to Participating Insurance
Companies and their separate accounts. No shares of any Portfolio will be sold to the general public.

     1.4. The Fund and the Underwriter will not sell Fund shares to any insurance company or separate account unless an agreement containing provisions substantially the same as Articles I, III, V, VII and Section 2.5 of Article II of this
Agreement is in effect to govern such sales.

     1.5. The Fund agrees to redeem for cash, on the Company's request, any full or fractional shares of the Fund held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Fund or its designee of the request for redemption. For purposes of this Section 1.5, the Company shall be the designee of the Fund for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Fund; provided that the Fund receives notice of such request for redemption on the next following Business Day.

     1.6.  The Company agrees that purchases and
redemptions of Portfolio shares offered by the then current prospectus of the Fund shall be made in accordance with the provisions of such prospectus. The Company agrees that all net amounts available under the variable life and annuity contracts with the form number(s) which are listed on Schedule A attached hereto and incorporated herein by this reference, as such Schedule A may be amended from time to time hereafter by mutual written agreement of all the parties hereto, (the "Contracts") shall be invested in the Fund, in such other Funds advised by the Adviser as may be mutually agreed to in writing by the parties hereto, or in the Company's general account, provided that such amounts may also be invested in an investment company other than the Fund if (a) such other investment company, or series thereof, has investment objectives or policies that are substantially different from the investment objectives and policies of all the Portfolios of the Fund; or (b) the Company gives the Fund and the Underwriter 45 days written notice of its intention to make such other investment company available as a funding vehicle for the Contracts; or (c) such other investment company was available as a funding vehicle for the Contracts prior to the date of this Agreement and the Company so informs the Fund and Underwriter prior to their signing this Agreement
(a list of such funds appearing on Schedule C to this Agreement); or (d) the Fund or Underwriter consents to the use of such other investment company.

     1.7. The Company shall pay for Fund shares on the next Business Day after an order to purchase Fund shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire. For purpose of Section 2.10 and 2.11, upon receipt by the Fund of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Fund.

     1.8. Issuance and transfer of the Fund's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Fund will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.

     1.9. The Fund shall furnish same day notice (by wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on the Fund's shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Portfolio shares in additional shares of that Portfolio. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Fund shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

     1.10. The Fund shall make the net asset value per share for each Portfolio available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Boston time) and shall use its best efforts to make such net asset value per share available by 7 p.m. Boston time.


ARTICLE II.  Representations and Warranties

     2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable Federal and State laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under
Section 58-28 of the South Dakota Insurance Code and has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.

     2.2. The Fund represents and warrants that Fund shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of South Dakota and all applicable federal and state securities laws and that the Fund is and shall remain registered under the 1940 Act.
The Fund shall amend the Registration Statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Fund shall register and qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Fund or the Underwriter.

     2.3. The Fund represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the
"Code") and that it will make every effort to maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

     2.4. The Company represents that the Contracts are currently treated as endowment, life insurance or annuity contracts, under applicable provisions of the Code and that it will make every effort to maintain such treatment and that it will notify the Fund and the Underwriter immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

     2.5. The Fund currently does not intend to make any payments to finance distribution expenses pursuant to Rule
12b-1 under the 1940 Act or otherwise, although it may make such payments in the future. The Fund has adopted a "no fee" or "defensive" Rule 12b-1 Plan under which it makes no payments for distribution expenses. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, the Fund undertakes to have a board of trustees, a majority of whom are not interested persons of the Fund, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

     2.6. The Fund makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies) complies with the insurance laws or regulations of the various states except that the Fund represents that the Fund's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of South Dakota and the Fund and the Underwriter represent that their respective operations are and shall at all times remain in material compliance with the laws of the State of South Dakota to the extent required to perform this Agreement.

     2.7. The Underwriter represents and warrants that it is a member in good standing of the NASD and is registered as a broker-dealer with the SEC. The Underwriter further represents that it will sell and distribute the Fund shares in accordance with the laws of the State of South Dakota and all applicable state and federal securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

     2.8. The Fund represents that it is lawfully organized and validly existing under the laws of the Commonwealth of Massachusetts and that it does and will comply in all material respects with the 1940 Act.

     2.9. The Underwriter represents and warrants that the Adviser is and shall remain duly registered in all material respects under all applicable federal and state securities laws and that the Adviser shall perform its obligations for the Fund in compliance in all material respects with the laws of the State of South Dakota and any applicable state and federal securities laws.

     2.10. The Fund and Underwriter represent and warrant that all of their directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid Bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

     2.11. The Company represents and warrants that all of its directors, officers, employees, investment advisers, and other individuals/entities dealing with the money and/or securities of the Fund are covered by a blanket fidelity bond or similar coverage for the benefit of the Fund, and that said bond is issued by a reputable bonding company, includes coverage for larceny and embezzlement, and is in an amount not less than $5 million. The Company agrees to make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, and agrees to notify the Fund and the Underwriter in the event that such coverage no longer applies.


ARTICLE III.  Prospectuses and Proxy Statements; Voting

     3.1. The Underwriter shall provide the Company with as many printed copies of the Fund's current prospectus and Statement of Additional Information as the Company may reasonably request. If requested by the Company in lieu thereof, the Fund shall provide camera-ready film containing the Fund's prospectus and Statement of Additional Information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or Statement of Additional Information for the Fund is amended during the year) to have the prospectus for the Contracts and the Fund's prospectus printed together in one document, and to have the Statement of Additional Information for the Fund and the Statement of Additional Information for the Contracts printed together in one document. Alternatively, the Company may print the Fund's prospectus and/or its Statement of Additional Information in combination with other fund companies' prospectuses and statements of additional information. Except as provided in the following three sentences, all expenses of printing and distributing Fund prospectuses and Statements of Additional Information shall be the expense of the Company. For prospectuses and Statements of Additional Information provided by the Company to its existing owners of Contracts in order to update disclosure annually as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Fund. If the Company chooses to receive camera-ready film in lieu of receiving printed copies of the Fund's prospectus, the Fund will reimburse the Company in an amount equal to the product of A and B where A is the number of such prospectuses distributed to owners of the Contracts, and B is the Fund's per unit cost of typesetting and printing the Fund's prospectus. The same procedures shall be followed with respect to the Fund's Statement of Additional Information.

     The Company agrees to provide the Fund or its designee with such information as may be reasonably requested by the Fund to assure that the Fund's expenses do not include the cost of printing any prospectuses or Statements of Additional Information other than those actually distributed to existing owners of the Contracts.

     3.2. The Fund's prospectus shall state that the Statement of Additional Information for the Fund is available from the Underwriter or the Company (or in the Fund's discretion, the Prospectus shall state that such Statement is available from the Fund).

     3.3. The Fund, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and Statements of Additional Information, which are covered in Section 3.1) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

3.4. If and to the extent required by law the Company shall:
(i)     solicit voting instructions from Contract owners;
(ii) vote the Fund shares in accordance with instructions received from Contract owners; and
(iii) vote Fund shares for which no instructions have been received in a particular separate account in the same proportion as Fund shares of such portfolio for which instructions have been received in that separate account, so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any segregated asset account in its own right, to the extent permitted by law. Participating Insurance Companies shall be responsible for assuring that each of their separate accounts participating in the Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule B attached hereto and incorporated herein by this reference, which standards will also be provided to the other Participating Insurance Companies.

     3.5. The Fund will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Fund will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Fund is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Fund will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of trustees and with whatever rules the Commission may promulgate with respect thereto.


ARTICLE IV.  Sales Material and Information

     4.1. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee, each piece of sales literature or other promotional material in which the Fund or its investment adviser or the Underwriter is named, at least fifteen Business Days prior to its use. No such material shall be used if the Fund or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

     4.2. The Company shall not give any information or make any representations or statements on behalf of the Fund or concerning the Fund in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Fund shares, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Fund, or in sales literature or other promotional material approved by the Fund or its designee or by the Underwriter, except with the permission of the Fund or the Underwriter or the designee of either.

     4.3. The Fund, Underwriter, or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company and/or its separate account(s), is named at least fifteen Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within fifteen Business Days after receipt of such material.

     4.4. The Fund and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

     4.5. The Fund will provide to the Company at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Fund or its shares, contemporaneously with the filing of such document with the Securities and Exchange
Commission or other regulatory authorities.

     4.6. The Company will provide to the Fund at least one complete copy of all registration statements, prospectuses, Statements of Additional Information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the Contracts or each Account, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

     4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Fund or any affiliate of the Fund: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, Statements of Additional Information, shareholder reports, and proxy materials.


ARTICLE V.  Fees and Expenses

     5.1. The Fund and Underwriter shall pay no fee or other compensation to the Company under this agreement, except that if the Fund or any Portfolio adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses, then the Underwriter may make payments to the Company or to the underwriter for the Contracts if and in amounts agreed to by the Underwriter in writing and such payments will be made out of existing fees otherwise payable to the Underwriter, past profits of the Underwriter or other resources available to the Underwriter. No such payments shall be made directly by the Fund.

     5.2. All expenses incident to performance by the Fund under this Agreement shall be paid by the Fund. The Fund shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Fund, in accordance with applicable state laws prior to their sale.
The Fund shall bear the expenses for the cost of registration and qualification of the Fund's shares, preparation and filing of the Fund's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of the Fund's shares.

     5.3.  The Company shall bear the expenses of
distributing the Fund's prospectus, proxy materials and reports to owners of Contracts issued by the Company.


ARTICLE VI.  Diversification

     6.1. The Fund will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Fund will at all times comply with
Section 817(h) of the Code and Treasury Regulation 1.817-
5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by the Fund, it will take all reasonable steps (a) to notify Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 1.817-5.


ARTICLE VII.  Potential Conflicts

     7.1. The Board will monitor the Fund for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Fund. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Portfolio are being managed; (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract owners; or (f) a decision by an insurer to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

     7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

     7.3. If it is determined by a majority of the Board, or a majority of its disinterested trustees, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1), withdrawing the assets allocable to some or all of the separate accounts from the Fund or any Portfolio and reinvesting such assets in a different investment medium, including (but not limited to) another Portfolio of the Fund, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance contract owners, or variable contract owners of one or more Participating
Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2), establishing a new registered management investment company or managed separate account.

     7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Fund's election, to withdraw the affected Account's investment in the Fund and terminate this Agreement with respect to such Account; provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Any such withdrawal and termination must take place within six (6) months after the Fund gives written notice that this provision is being implemented, and until the end of that six month period the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

     7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the majority of other state regulators, then the Company will withdraw the affected
Account's investment in the Fund and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.
Until the end of the foregoing six month period, the Underwriter and Fund shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Fund.

     7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Fund be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict. In the event that the Board determines that any proposed action does not adequately remedy any irreconcilable material conflict, then the Company will withdraw the Account's investment in the Fund and terminate this Agreement within six (6) months after the Board informs the Company in writing of the foregoing determination, provided, however, that such withdrawal and termination shall be limited to the extent required by any such material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

     7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive
Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Fund and/or the Participating Insurance
Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.


ARTICLE VIII.  Indemnification

     8.1.  Indemnification By The Company

     8.1(a). The Company agrees to indemnify and hold harmless the Fund and each trustee of the Board and officers and each person, if any, who controls the Fund within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the Registration Statement or prospectus for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Fund for use in the Registration Statement or prospectus for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature of the Fund not supplied by the Company, or persons under its control) or wrongful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Fund Shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or sales literature of the Fund or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Fund by or on behalf of the Company; or

(iv) arise as a result of any failure by the Company to provide the services and furnish the materials under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified
Party's reckless disregard of obligations or duties under this Agreement or to the Fund, whichever is applicable.

8.1(c). The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified
Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

     8.1(d). The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Fund Shares or the Contracts or the operation of the Fund.

     8.2.  Indemnification by the Underwriter

     8.2(a). The Underwriter agrees to indemnify and hold harmless the Company and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Fund's shares or the Contracts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement or prospectus or sales literature of the Fund (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Underwriter or Fund by or on behalf of the Company for use in the Registration Statement or prospectus for the Fund or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or sales literature for the Contracts not supplied by the Underwriter or persons under its control) or wrongful conduct of the Fund, Adviser or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Fund; or

(iv) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

8.2(b). The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation to which an Indemnified Party would otherwise be subject by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified
Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement or to each Company or the Account, whichever is applicable.

8.2(c). The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.2(d). The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.

8.3.  Indemnification By the Fund

8.3(a). The Fund agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, the "Indemnified Parties" for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Fund) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Fund and:

(i) arise as a result of any failure by the Fund to provide the services and furnish the materials under the terms of this Agreement (including a failure to comply with the diversification requirements specified in Article VI of this Agreement);or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Fund in this Agreement or arise out of or result from any other material breach of this Agreement by the Fund;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof.

8.3(b). The Fund shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified
Party's reckless disregard of obligations and duties under this Agreement or to the Company, the Fund, the Underwriter or each Account, whichever is applicable.

8.3(c). The Fund shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Fund in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Fund of any such claim shall not relieve the Fund from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Fund will be entitled to participate, at its own expense, in the defense thereof. The Fund also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Fund to such party of the Fund's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Fund will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

8.3(d). The Company and the Underwriter agree promptly to notify the Fund of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either Account, or the sale or acquisition of shares of the Fund.


ARTICLE IX. Applicable Law

     9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the Commonwealth of Massachusetts.

     9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant
(including, but not limited to, the Shared Funding
Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.


ARTICLE X. Termination

10.1. This Agreement shall continue in full force and effect until the first to occur of:

(a) termination by any party for any reason by sixty (60) days advance written notice delivered to the other parties;
or

(b) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio based upon the Company's determination that shares of such Portfolio are not reasonably available to meet the requirements of the Contracts; or

(c) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event any of the Portfolio's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

(d) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the
Code or under any successor or similar provision, or if the Company reasonably believes that the Fund may fail to so qualify; or

(e) termination by the Company by written notice to the Fund and the Underwriter with respect to any Portfolio in the event that such Portfolio fails to meet the diversification requirements specified in Article VI hereof; or

(f) termination by either the Fund or the Underwriter by written notice to the Company, if either one or both of the Fund or the Underwriter respectively, shall determine, in their sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(g) termination by the Company by written notice to the Fund and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Fund or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(h) termination by the Fund or the Underwriter by written notice to the Company, if the Company gives the Fund and the Underwriter the written notice specified in
Section 1.6(b) hereof and at the time such notice was given there was no notice of termination outstanding under any other provision of this Agreement; provided, however any termination under this Section 10.1(h) shall be effective forty five (45) days after the notice specified in Section
1.6(b) was given.

10.2. Effect of Termination. Notwithstanding any termination of this Agreement, the Fund and the Underwriter shall at the option of the Company, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to reallocate investments in the Fund, redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing
Contracts. The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

10.3 The Company shall not redeem Fund shares attributable to the Contracts (as opposed to Fund shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or
(ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the SEC pursuant to Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Fund and the Underwriter the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Fund and the Underwriter) to the effect that any redemption pursuant to clause
(ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Portfolio that was otherwise available under the Contracts without first giving the Fund or the Underwriter 90 days notice of its intention to do so.


ARTICLE XI.     Notices

Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

     If to the Fund:
          82 Devonshire Street
          Boston, Massachusetts  02109
          Attention:  Treasurer

     If to the Company:
          Midland National Life Insurance Company
          One Midland Plaza
          Sioux Falls, South Dakota
          Attention: Russell Evenson

     If to the Underwriter:
          82 Devonshire Street
          Boston, Massachusetts  02109
          Attention:  Treasurer


ARTICLE XII.  Miscellaneous

     12.1 All persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Board, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund.

     12.2 Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

     12.3 The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

     12.4 This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

     12.5 If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

     12.6 Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC, the NASD and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the insurance operations of the Company are being conducted in a manner consistent with the California Insurance
Regulations and any other applicable law or regulations.

     12.7 The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

     12.8.  This Agreement or any of the rights and
obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto;
provided, however, that the Underwriter may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Underwriter, if such assignee is duly licensed and registered to perform the obligations of the Underwriter under this Agreement. The Company shall promptly notify the Fund and the Underwriter of any change in control of the Company.

     12.9. The Company shall furnish, or shall cause to be furnished, to the Fund or its designee copies of the following reports:

(a) the Company's annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year;

(b)     the Company's quarterly statements (statutory) (and
GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period:

(c) any financial statement, proxy statement, notice or report of the Company sent to stockholders and/or policyholders, as soon as practical after the delivery thereof to stockholders;

(d) any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof;

(e) any other report submitted to the Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.


     MIDLAND NATIONAL LIFE INSURANCE COMPANY

     By:          __Michael_M_Masterson_____________________

     Name:     Michael M. Masterson

     Title:    Chief Executive Officer and President


     VARIABLE INSURANCE PRODUCTS FUND III

     By:    __Gary_Burkhead____
               J. Gary Burkhead
               Senior Vice President

     FIDELITY DISTRIBUTORS CORPORATION

     By:     __Paul_J_Hondros__
               Paul J. Hondros
               President


                               Schedule A
                 Separate Accounts and Associated Contracts

Name of Separate Account and Policy Form Numbers of
                                             Contracts Funded
Date Established by Board of Directors       By Separate
                                             Account

Midland National Life Separate Account A     LT-91
(July 20, 1987)                              L101A1
                                             L108A1
                                             L109A1

Midland National Life Separate Account C     A053A1
March 19, 1991


SCHEDULE B
PROXY VOTING PROCEDURE


The following is a list of procedures and corresponding responsibilities for the handling of proxies relating to the Fund by the Underwriter, the Fund and the Company. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term
"Company" shall also include the department or third party assigned by the Insurance Company to perform the steps delineated below.

1. The number of proxy proposals is given to the Company by the Underwriter as early as possible before the date set by the Fund for the shareholder meeting to facilitate the establishment of tabulation procedures. At this time the Underwriter will inform the Company of the Record, Mailing and Meeting dates. This will be done verbally approximately two months before meeting.

2. Promptly after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contractowner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

Note:     The number of proxy statements is determined by
the activities described in Step #2. The Company will use its best efforts to call in the number of Customers to Fidelity, as soon as possible, but no later than two weeks after the Record Date.

3. The Fund's Annual Report no longer needs to be sent to each Customer by the Company either before or together with the Customers' receipt of a proxy statement. Underwriter will provide the last Annual
Report to the Company pursuant to the terms of
Section 3.3 of the Agreement to which this Schedule relates.

4.     The text and format for the Voting Instruction Cards
("Cards" or "Card") is provided to the Company by the Fund. The Company, at its expense, shall produce and personalize the Voting Instruction Cards.
The Legal Department of the Underwriter or its affiliate ("Fidelity Legal") must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards.
Information commonly found on the Cards includes:

a.     name (legal name as found on account
registration)
b.     address
c.     Fund or account number
d.     coding to state number of units
e. individual Card number for use in tracking and verification of votes (already on Cards as printed by the Fund)

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

5. During this time, Fidelity Legal will develop, produce, and the Fund will pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Insurance Company). Contents of envelope sent to Customers by Company will include:

a.     Voting Instruction Card(s)
b.     One proxy notice and statement (one
document)
c.     return envelope (postage pre-paid by
Company) addressed to the Company or its tabulation agent
d.     "urge buckslip" - optional, but
recommended. (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important. One copy will be supplied by the Fund.)
e.     cover letter - optional, supplied by
Company and reviewed and approved in
advance by Fidelity Legal.

6. The above contents should be received by the Company approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to Fidelity Legal.

7.     Package mailed by the Company.
      *     The Fund must allow at least a 15-day
solicitation time to the Company as the
shareowner.  (A 5-week period is
recommended.)  Solicitation time is
calculated as calendar days from (but not including) the meeting, counting backwards.

8.     Collection and tabulation of Cards begins.
Tabulation usually takes place in another department or another vendor depending on process used. An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry.

     Note: Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by Fidelity in the past.

9. Signatures on Card checked against legal name on account registration which was printed on the Card.

Note: For Example, If the account registration is under "Bertram C. Jones, Trustee," then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

10. If Cards are mutilated, or for any reason are illegible or are not signed properly, they are sent back to Customer with an explanatory letter, a new Card and return envelope. The mutilated or illegible Card is disregarded and considered to be not received for purposes of vote tabulation. Any Cards that have "kicked out" (e.g. mutilated, illegible) of the procedure are "hand verified," i.e., examined as to why they did not complete the system. Any questions on those Cards are usually remedied individually.

11. There are various control procedures used to ensure proper tabulation of votes and accuracy of that tabulation. The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated.
If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur. This may entail a recount.

12. The actual tabulation of votes is done in units which is then converted to shares. (It is very important that the Fund receives the tabulations stated in terms of a percentage and the number of shares.) Fidelity Legal must review and approve tabulation format.

13. Final tabulation in shares is verbally given by the Company to Fidelity Legal on the morning of the meeting not later than 10:00 a.m. Boston time. Fidelity Legal may request an earlier deadline if required to calculate the vote in time for the meeting.

14.     A Certification of Mailing and Authorization to
Vote Shares will be required from the
Company as well as an original copy of the final vote. Fidelity Legal will provide a standard form for each Certification.

15.     The Company will be required to box and
archive the Cards received from the Customers.
In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, Fidelity Legal will be permitted reasonable access to such Cards.

16. All approvals and "signing-off" may be done orally, but must always be followed up in writing



SCHEDULE C


Other, non-Fidelity Investments investment companies currently available under variable annuities or variable life insurance issued by the Company:

American Century Variable Portfolios Inc.
     Capital Appreciation Portfolio
     Value Portfolio
     Balanced Portfolio
     International Portfolio


AGREE.TXT

                                   March 25, 1998

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

Gentlemen:
    This opinion is furnished in connection with the filing of Post-Effective Amendment No. 1 to Registration Statement No. 333-14061 on Form S-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance 3 policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy form was prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto. In my opinion:

    1. The "sales load" as defined in paragraph (c)(4) of Rule 6e-3(T) under the Investment Company Act of 1940, will not exceed 9 per centum of the sum of the guideline annual premiums that would be paid during the period equal to the lesser of 20 years or the anticipated life expectancy of the named insured based on the 1980 Commissioners Standard Ordinary Table.

    2. The illustrations of death benefits, contract fund and accumulated premiums in Appendix A of the Prospectus included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contracts has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be correspondingly more favorable to prospective purchasers of Contracts aged 25 or 40 in the underwriting classes illustrated than to prospective purchasers of Contracts at other ages or underwriting classes.

    I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement and to use of my name under the heading "Experts" in the Prospectus.

                                   Sincerely,



                                   __/s/Russell_A._Evenson__
                                   Russell A. Evenson, FSA, CLU, ChFC
                                   Senior Vice President and Actuary

RAEVUL3.TXT

                        April 20, 1998

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Universal Life 3 - Form S-6


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment 3 to the Registration Statement on Form S-6 filed by Midland National Life Insurance Company Separate Account A for certain variable life insurance contracts (file number 333-14061). In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND, ASBILL & BRENNAN, L.L.P.



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy

         CONSENT OF IDEPENDENT ACCOUNTANTS



We consent to the inclusion in Post effective Amendment No. 1 to this Registration Statement of Midland National Life Separate Account A on Form S-6 (File No. 333-14061) of our reports dated March 17, 1998 and March 12, 1998, on our audits of the financial statements of Midland National Life Separate Account A, and the financial statements of Midland National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial and Actuarial".



COOPERS & LYBRAND L.L.P.


MINNEAPOLIS, MINNESOTA
April 24, 1998

CNSNTVL3.TXT